Summary of Columbia Absolute Return Currency and Income Fund
INVESTMENT OBJECTIVE
Columbia Absolute Return Currency and Income Fund (the Fund) seeks to provide shareholders with positive absolute return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Absolute Return Currency and Income Fund) Columbia Absolute Return Currency and Income Fund	Columbia Absolute Return Currency and Income Fund Class A	Columbia Absolute Return Currency and Income Fund Class B	Columbia Absolute Return Currency and Income Fund Class C	Columbia Absolute Return Currency and Income Fund Class I	Columbia Absolute Return Currency and Income Fund Class W	Columbia Absolute Return Currency and Income Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Absolute Return Currency and Income Fund) Columbia Absolute Return Currency and Income Fund	Columbia Absolute Return Currency and Income Fund Class A	Columbia Absolute Return Currency and Income Fund Class B	Columbia Absolute Return Currency and Income Fund Class C	Columbia Absolute Return Currency and Income Fund Class I	Columbia Absolute Return Currency and Income Fund Class W	Columbia Absolute Return Currency and Income Fund Class Z
Operating Expenses Column [Text]	Class A	Class B	Class C	Class I	Class W	Class Z
Management fees	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	none	0.25%	none
Other expenses	0.45%	0.45%	0.45%	0.18%	0.45%	0.45%
Total annual fund operating expenses	1.59%	2.34%	2.34%	1.07%	1.59%	1.34%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Absolute Return Currency and Income Fund) Columbia Absolute Return Currency and Income Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Absolute Return Currency and Income Fund Class A	Class A (whether or not shares are redeemed)	457	787	1,141	2,137
Columbia Absolute Return Currency and Income Fund Class B	Class B (if shares are redeemed)	737	1,031	1,451	2,493
Columbia Absolute Return Currency and Income Fund Class C	Class C (if shares are redeemed)	337	731	1,251	2,680
Columbia Absolute Return Currency and Income Fund Class I	Class I (whether or not shares are redeemed)	109	341	591	1,310
Columbia Absolute Return Currency and Income Fund Class W	Class W (whether or not shares are redeemed)	162	502	867	1,894
Columbia Absolute Return Currency and Income Fund Class Z	Class Z (whether or not shares are redeemed)	136	425	735	1,618

Expense Example, No Redemption (Columbia Absolute Return Currency And Income Fund) Columbia Absolute Return Currency and Income Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Absolute Return Currency and Income Fund Class B	Class B (if shares are not redeemed)	237	731	1,251	2,493
Columbia Absolute Return Currency and Income Fund Class C	Class C (if shares are not redeemed)	237	731	1,251	2,680

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund) and forward foreign currency contracts. In pursuit of the Fund's objective, to provide absolute return, Columbia Management Investment Advisers, LLC (the investment manager) seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar.

The Fund's investment in short-duration debt obligations will consist primarily of (i) U.S. dollar denominated non-government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality by the investment manager, and (ii) shares of an affiliated money market fund. A small portion of the Fund's portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund's investments in forward currency contracts. The Fund targets a portfolio duration of one to five months but may extend the portfolio duration up to one year. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

The Fund does not actually take ownership of foreign currencies or sell actual foreign currencies. Rather, through forward currency contracts, the Fund gains economic exposure comparable to the exposure that it would have if it had bought or sold the currencies directly. A forward contract requires the purchase or delivery of a foreign currency at some future date. The price paid for the contract is the current price of the foreign currency in U.S. dollars plus or minus an adjustment based on the interest rate differential between the U.S. dollar and the foreign currency. It is expected that the gross notional value of the Fund's forward foreign currency contracts will be equivalent to at least 80% of the Fund's net assets.

The investment manager utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries’ currencies relative to the U.S. dollar. The investment manager will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model, and the Fund will experience profits (losses) to the extent the value of the currency appreciates (depreciates) relative to the U.S. dollar. Conversely, the investment manager will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model, and the Fund will experience profits (losses) to the extent the value of the currency depreciates (appreciates) relative to the U.S. dollar. Except to close or reduce existing positions, the Fund will not enter into long and short forward currency contracts in the same currency at the same time. The investment manager runs the model regularly and generally seeks to maintain long and short forward currency contracts with approximately equal gross notional values.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Concentration Risk. Because the Fund concentrates its investment in particular issuers, geographic regions, or sectors, the Fund's overall value may decline to a greater degree than if the Fund held a less concentrated portfolio.

Counterparty Risk. Counterparty credit risk is the risk that a Fund's counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk - Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund's hedging strategy may be unable to achieve its objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund's forward foreign currency contracts may limit the Fund's investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Foreign Currency Risk. Foreign currency risk results from constantly changing exchange rate between local currency and the US dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Market Risk. The market value of securities and currencies may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities and currencies may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. The quantitative methodology used by the investment manager has been tested using historical market data, but has only recently been used to manage funds. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it is currently earning.

Tax Risk. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the Fund's total net assets. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a Fund's foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

Risks of Investing in Affiliated Money Market Fund. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of the affiliated money market fund in which it invests. To the extent these fees and expenses are expected to equal or exceed 0.01% of the Fund's average daily net assets, they will be reflected in the Annual Fund Operating Expenses set forth in the table under “Fees and Expenses of the Fund.” Additionally, by investing in an affiliated money market fund, the Fund will be exposed to the investment risks of the affiliated money market fund. To the extent the Fund invests a significant portion of its assets in the affiliated money market fund, the Fund will bear increased indirect expenses and be more susceptible to the investment risks of the affiliated money market fund.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia AMT-Free Tax-Exempt Bond Fund
INVESTMENT OBJECTIVE
Columbia AMT-Free Tax-Exempt Bond Fund (the Fund) seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder’s investments.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia AMT-Free Tax-Exempt Bond Fund) Columbia AMT-Free Tax-Exempt Bond Fund	Columbia AMT-Free Tax-Exempt Bond Fund Class A	Columbia AMT-Free Tax-Exempt Bond Fund Class B	Columbia AMT-Free Tax-Exempt Bond Fund Class C	Columbia AMT-Free Tax-Exempt Bond Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia AMT-Free Tax-Exempt Bond Fund) Columbia AMT-Free Tax-Exempt Bond Fund		Columbia AMT-Free Tax-Exempt Bond Fund Class A	Columbia AMT-Free Tax-Exempt Bond Fund Class B	Columbia AMT-Free Tax-Exempt Bond Fund Class C	Columbia AMT-Free Tax-Exempt Bond Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class Z
Management fees		0.41%	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none
Other expenses		0.17%	0.17%	0.17%	0.17%
Total annual fund operating expenses		0.83%	1.58%	1.58%	0.58%
Less: Fee waiver/expense reimbursement	[1]	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.80%	1.55%	1.55%	0.55%
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Jan. 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.01% interest rate and fee expenses related to the Fund's participation in certain inverse floater programs and excluding acquired fund fees and expenses, if any) will not exceed 0.79% for Class A, 1.54% for Class B, 1.54% for Class C and 0.54% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia AMT-Free Tax-Exempt Bond Fund) Columbia AMT-Free Tax-Exempt Bond Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia AMT-Free Tax-Exempt Bond Fund Class A	Class A (whether or not shares are redeemed)	553	725	912	1,453
Columbia AMT-Free Tax-Exempt Bond Fund Class B	Class B (if shares are redeemed)	658	796	1,059	1,678
Columbia AMT-Free Tax-Exempt Bond Fund Class C	Class C (if shares are redeemed)	258	496	859	1,881
Columbia AMT-Free Tax-Exempt Bond Fund Class Z	Class Z (whether or not shares are redeemed)	56	183	321	726

Expense Example, No Redemption (Columbia AMT-Free Tax-Exempt Bond Fund) Columbia AMT-Free Tax-Exempt Bond Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia AMT-Free Tax-Exempt Bond Fund Class B	Class B (if shares are not redeemed)	158	496	859	1,678
Columbia AMT-Free Tax-Exempt Bond Fund Class C	Class C (if shares are not redeemed)	158	496	859	1,881

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets are invested primarily in high and medium quality municipal bonds and other debt obligations. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. At least 75% of the Fund's net assets will be in investments: (1) rated in the top four rating categories by Moody’s Investors Service, Inc., Standard & Poor’s Corporation, or Fitch Investors Services, Inc., (2) rated comparable to those four rating categories given by other independent rating agencies, or (3) unrated bonds and other debt obligations that are believed by Columbia Management Investment Advisers, LLC (the investment manager) to be of investment grade credit quality. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by investing up to 25% of its net assets in below investment grade (junk) bonds. The Fund does not intend to invest in debt obligations the interest from which is subject to the alternative minimum tax (AMT).

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk — Inverse Floaters. Inverse floaters (or inverse variable or floating rate securities) are a type of derivative, long-term fixed income obligation with a variable or floating interest rate that moves in the opposite direction of short-term interest rates. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down). There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features and some may include market-dependent liquidity features which may present greater liquidity risk. Other risks described in this prospectus associated with transactions in inverse floaters include Interest Rate Risk, Credit Risk and Market Risk.

High-Yield Securities Risk. The Fund's investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Asia Pacific ex-Japan Fund
INVESTMENT OBJECTIVE
Columbia Asia Pacific ex-Japan Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Asia Pacific Ex Japan Fund) Columbia Asia Pacific ex-Japan Fund	Columbia Asia Pacific ex-Japan Fund Class A	Columbia Asia Pacific ex-Japan Fund Class C	Columbia Asia Pacific ex-Japan Fund Class I	Columbia Asia Pacific ex-Japan Fund Class R	Columbia Asia Pacific ex-Japan Fund Class R5	Columbia Asia Pacific ex-Japan Fund Class Z
Shareholder Fees Column [Text]	Class A	Class C	Class I	Class R	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Asia Pacific Ex Japan Fund) Columbia Asia Pacific ex-Japan Fund		Columbia Asia Pacific ex-Japan Fund Class A	Columbia Asia Pacific ex-Japan Fund Class C	Columbia Asia Pacific ex-Japan Fund Class I	Columbia Asia Pacific ex-Japan Fund Class R	Columbia Asia Pacific ex-Japan Fund Class R5	Columbia Asia Pacific ex-Japan Fund Class Z
Operating Expenses Column [Text]		Class A	Class C	Class I	Class R	Class R5	Class Z
Management fees	[1]	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	0.50%	none	none
Other expenses		0.48%	0.48%	0.28%	0.48%	0.31%	0.48%
Acquired fund fees and expenses		0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses		1.54%	2.29%	1.09%	1.79%	1.12%	1.29%
Less: Fee waiver/expense reimbursement	[2]	(0.02%)	(0.02%)	none	(0.02%)	none	(0.02%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	1.52%	2.27%	1.09%	1.77%	1.12%	1.27%
[1]	The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. See "Fund Management and Compensation" for more information.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.50% for Class A, 2.25% for Class C, 1.10% for Class I, 1.75% for Class R, 1.15% for Class R5 and 1.25% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Asia Pacific Ex Japan Fund) Columbia Asia Pacific ex-Japan Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Asia Pacific ex-Japan Fund Class A	Class A (whether or not shares are redeemed)	721	1,032	1,365	2,307
Columbia Asia Pacific ex-Japan Fund Class C	Class C (if shares are redeemed)	330	714	1,224	2,628
Columbia Asia Pacific ex-Japan Fund Class I	Class I (whether or not shares are redeemed)	111	347	602	1,333
Columbia Asia Pacific ex-Japan Fund Class R	Class R (whether or not shares are redeemed)	180	562	969	2,109
Columbia Asia Pacific ex-Japan Fund Class R5	Class R5 (whether or not shares are redeemed)	114	356	618	1,368
Columbia Asia Pacific ex-Japan Fund Class Z	Class Z (whether or not shares are redeemed)	129	407	707	1,560

Expense Example, No Redemption (Columbia Asia Pacific Ex Japan Fund) (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Asia Pacific ex-Japan Fund Columbia Asia Pacific ex-Japan Fund Class C	Class C (if shares are not redeemed)	230	714	1,224	2,628

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies located in the Asia Pacific Region, excluding Japan. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. The Fund may invest in companies of any market capitalization. For these purposes, a company is considered to be “located” in the Asia Pacific Region if (i) it is organized under the laws of a country in the Asia Pacific Region; (ii) its principal place of business or principal office is in the Asia Pacific Region; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located in the Asia Pacific Region. Countries in the Asia Pacific Region include but are not limited to Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Some of these countries may represent developing or emerging markets. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

The Fund will normally have exposure to foreign currencies. Threadneedle closely monitors the Fund’s exposure to foreign currency.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Asia Pacific Region Risk. Many of the countries in the Asian Pacific Region are developing both politically, economically and/or socially, and may have relatively unstable governments and economies based on a limited number of commodities or industries.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. Because the Fund concentrates its investments in the Asia Pacific region, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the Asia Pacific region. The Fund may be more volatile than a more geographically diversified fund. If securities of companies in the Asia Pacific region fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Diversified Bond Fund
INVESTMENT OBJECTIVE
Columbia Diversified Bond Fund (the Fund) seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges - Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Diversified Bond Fund) Columbia Diversified Bond Fund	Columbia Diversified Bond Fund Class A	Columbia Diversified Bond Fund Class B	Columbia Diversified Bond Fund Class C	Columbia Diversified Bond Fund Class I	Columbia Diversified Bond Fund Class R	Columbia Diversified Bond Fund Class R3	Columbia Diversified Bond Fund Class R4	Columbia Diversified Bond Fund Class R5	Columbia Diversified Bond Fund Class W	Columbia Diversified Bond Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Diversified Bond Fund) Columbia Diversified Bond Fund		Columbia Diversified Bond Fund Class A	Columbia Diversified Bond Fund Class B	Columbia Diversified Bond Fund Class C	Columbia Diversified Bond Fund Class I	Columbia Diversified Bond Fund Class R	Columbia Diversified Bond Fund Class R3	Columbia Diversified Bond Fund Class R4	Columbia Diversified Bond Fund Class R5	Columbia Diversified Bond Fund Class W	Columbia Diversified Bond Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W	Class Z
Management fees		0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none	0.25%	none
Other expenses		0.22%	0.22%	0.22%	0.09%	0.22%	0.38%	0.38%	0.13%	0.22%	0.22%
Total annual fund operating expenses		0.91%	1.66%	1.66%	0.53%	1.16%	1.07%	0.82%	0.57%	0.91%	0.66%
Less: Fee waiver/expense reimbursement	[1]	(0.07%)	(0.07%)	(0.07%)	(0.04%)	(0.07%)	(0.04%)	(0.04%)	(0.04%)	(0.07%)	(0.07%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.84%	1.59%	1.59%	0.49%	1.09%	1.03%	0.78%	0.53%	0.84%	0.59%
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Oct. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.84% for Class A, 1.59% for Class B, 1.59% for Class C, 0.49% for Class I, 1.09% for Class R, 1.04% for Class R3, 0.79% for Class R4, 0.54% for Class R5, 0.84% for Class W and 0.59% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Diversified Bond Fund) Columbia Diversified Bond Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Diversified Bond Fund Class A	Class A (whether or not shares are redeemed)	557	746	951	1,542
Columbia Diversified Bond Fund Class B	Class B (if shares are redeemed)	662	818	1,098	1,767
Columbia Diversified Bond Fund Class C	Class C (if shares are redeemed)	262	518	898	1,967
Columbia Diversified Bond Fund Class I	Class I (whether or not shares are redeemed)	50	165	291	660
Columbia Diversified Bond Fund Class R	Class R (whether or not shares are redeemed)	111	363	634	1,411
Columbia Diversified Bond Fund Class R3	Class R3 (whether or not shares are redeemed)	105	336	586	1,304
Columbia Diversified Bond Fund Class R4	Class R4 (whether or not shares are redeemed)	79	257	451	1,011
Columbia Diversified Bond Fund Class R5	Class R5 (whether or not shares are redeemed)	54	178	314	710
Columbia Diversified Bond Fund Class W	Class W (whether or not shares are redeemed)	86	284	499	1,121
Columbia Diversified Bond Fund Class Z	Class Z (whether or not shares are redeemed)	61	205	363	823

Expense Example, No Redemption (Columbia Diversified Bond Fund) Columbia Diversified Bond Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Diversified Bond Fund Class B	Class B (if shares are not redeemed)	162	518	898	1,767
Columbia Diversified Bond Fund Class C	Class C (if shares are not redeemed)	162	518	898	1,967

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume increased credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

High Yield Securities Risk. The Fund's investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Risk of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Diversified Equity Income Fund
INVESTMENT OBJECTIVE
Columbia Diversified Equity Income Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Diversified Equity Income Fund) Columbia Diversified Equity Income Fund	Columbia Diversified Equity Income Fund Class A	Columbia Diversified Equity Income Fund Class B	Columbia Diversified Equity Income Fund Class C	Columbia Diversified Equity Income Fund Class I	Columbia Diversified Equity Income Fund Class R	Columbia Diversified Equity Income Fund Class R3	Columbia Diversified Equity Income Fund Class R4	Columbia Diversified Equity Income Fund Class R5	Columbia Diversified Equity Income Fund Class W	Columbia Diversified Equity Income Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Diversified Equity Income Fund) Columbia Diversified Equity Income Fund		Columbia Diversified Equity Income Fund Class A	Columbia Diversified Equity Income Fund Class B	Columbia Diversified Equity Income Fund Class C	Columbia Diversified Equity Income Fund Class I	Columbia Diversified Equity Income Fund Class R	Columbia Diversified Equity Income Fund Class R3	Columbia Diversified Equity Income Fund Class R4	Columbia Diversified Equity Income Fund Class R5	Columbia Diversified Equity Income Fund Class W	Columbia Diversified Equity Income Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W	Class Z
Management fees	[1]	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none	0.25%	none
Other expenses		0.29%	0.29%	0.29%	0.07%	0.29%	0.36%	0.36%	0.11%	0.29%	0.29%
Total annual fund operating expenses		1.10%	1.85%	1.85%	0.63%	1.35%	1.17%	0.92%	0.67%	1.10%	0.85%
[1]	The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. See "Fund Management and Compensation" for more information.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Diversified Equity Income Fund) Columbia Diversified Equity Income Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Diversified Equity Income Fund Class A	Class A (whether or not shares are redeemed)	681	905	1,147	1,843
Columbia Diversified Equity Income Fund Class B	Class B (if shares are redeemed)	688	882	1,202	1,977
Columbia Diversified Equity Income Fund Class C	Class C (if shares are redeemed)	288	582	1,002	2,174
Columbia Diversified Equity Income Fund Class I	Class I (whether or not shares are redeemed)	64	202	352	790
Columbia Diversified Equity Income Fund Class R	Class R (whether or not shares are redeemed)	137	428	740	1,629
Columbia Diversified Equity Income Fund Class R3	Class R3 (whether or not shares are redeemed)	119	372	645	1,426
Columbia Diversified Equity Income Fund Class R4	Class R4 (whether or not shares are redeemed)	94	294	510	1,136
Columbia Diversified Equity Income Fund Class R5	Class R5 (whether or not shares are redeemed)	69	215	374	839
Columbia Diversified Equity Income Fund Class W	Class W (whether or not shares are redeemed)	112	350	607	1,345
Columbia Diversified Equity Income Fund Class Z	Class Z (whether or not shares are redeemed)	87	271	472	1,053

Expense Example, No Redemption (Columbia Diversified Equity Income Fund) Columbia Diversified Equity Income Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Diversified Equity Income Fund Class B	Class B (if shares are not redeemed)	188	582	1,002	1,977
Columbia Diversified Equity Income Fund Class C	Class C (if shares are not redeemed)	188	582	1,002	2,174

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. This Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Dividend Opportunity Fund
INVESTMENT OBJECTIVE
Columbia Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income.
The Fund's secondary objective is growth of income and capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Dividend Opportunity Fund) Columbia Dividend Opportunity Fund	Columbia Dividend Opportunity Fund Class A	Columbia Dividend Opportunity Fund Class B	Columbia Dividend Opportunity Fund Class C	Columbia Dividend Opportunity Fund Class I	Columbia Dividend Opportunity Fund Class R	Columbia Dividend Opportunity Fund Class R4	Columbia Dividend Opportunity Fund Class R5	Columbia Dividend Opportunity Fund Class W	Columbia Dividend Opportunity Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Dividend Opportunity Fund) Columbia Dividend Opportunity Fund		Columbia Dividend Opportunity Fund Class A	Columbia Dividend Opportunity Fund Class B	Columbia Dividend Opportunity Fund Class C	Columbia Dividend Opportunity Fund Class I	Columbia Dividend Opportunity Fund Class R	Columbia Dividend Opportunity Fund Class R4	Columbia Dividend Opportunity Fund Class R5	Columbia Dividend Opportunity Fund Class W	Columbia Dividend Opportunity Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Management fees	[1]	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	none	0.25%	none
Other expenses		0.28%	0.28%	0.28%	0.09%	0.31%	0.39%	0.14%	0.26%	0.28%
Total annual fund operating expenses		1.12%	1.87%	1.87%	0.68%	1.40%	0.98%	0.73%	1.10%	0.87%
[1]	The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. See "Fund Management and Compensation" for more information.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Dividend Opportunity Fund) Columbia Dividend Opportunity Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Dividend Opportunity Fund Class A	Class A (whether or not shares are redeemed)	683	911	1,157	1,864
Columbia Dividend Opportunity Fund Class B	Class B (if shares are redeemed)	690	888	1,212	1,999
Columbia Dividend Opportunity Fund Class C	Class C (if shares are redeemed)	290	588	1,012	2,195
Columbia Dividend Opportunity Fund Class I	Class I (whether or not shares are redeemed)	69	218	379	850
Columbia Dividend Opportunity Fund Class R	Class R (whether or not shares are redeemed)	143	443	767	1,685
Columbia Dividend Opportunity Fund Class R4	Class R4 (whether or not shares are redeemed)	100	312	543	1,206
Columbia Dividend Opportunity Fund Class R5	Class R5 (whether or not shares are redeemed)	75	234	407	910
Columbia Dividend Opportunity Fund Class W	Class W (whether or not shares are redeemed)	112	350	607	1,345
Columbia Dividend Opportunity Fund Class Z	Class Z (whether or not shares are redeemed)	89	278	483	1,077

Expense Example, No Redemption (Columbia Dividend Opportunity Fund) Columbia Dividend Opportunity Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Dividend Opportunity Fund Class B	Class B (if shares are not redeemed)	190	588	1,012	1,999
Columbia Dividend Opportunity Fund Class C	Class C (if shares are not redeemed)	190	588	1,012	2,195

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The selection of dividend paying stocks is the primary decision in building the investment portfolio. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund's objectives, the investment manager (Columbia Management Investment Advisers, LLC) chooses investments by applying quantitative screens to determine yield potential. The investment manager conducts fundamental research on and seeks to purchase potentially attractive securities based on its analysis of various factors, which may include current yield, dividend growth capability and history, balance sheet strength, earnings per share and free cash flow sustainability and dividend payout ratio, as well as other, statistical measures. Preference is generally given to higher dividend paying companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Emerging Markets Bond Fund
INVESTMENT OBJECTIVE
Columbia Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Emerging Markets Bond Fund) Columbia Emerging Markets Bond Fund	Columbia Emerging Markets Bond Fund Class A	Columbia Emerging Markets Bond Fund Class B	Columbia Emerging Markets Bond Fund Class C	Columbia Emerging Markets Bond Fund Class I	Columbia Emerging Markets Bond Fund Class R4	Columbia Emerging Markets Bond Fund Class W	Columbia Emerging Markets Bond Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R4	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Emerging Markets Bond Fund) Columbia Emerging Markets Bond Fund		Columbia Emerging Markets Bond Fund Class A	Columbia Emerging Markets Bond Fund Class B	Columbia Emerging Markets Bond Fund Class C	Columbia Emerging Markets Bond Fund Class I	Columbia Emerging Markets Bond Fund Class R4	Columbia Emerging Markets Bond Fund Class W	Columbia Emerging Markets Bond Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R4	Class W	Class Z
Management fees		0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	0.25%	none
Other expenses		0.44%	0.44%	0.44%	0.16%	0.46%	0.44%	0.44%
Total annual fund operating expenses		1.41%	2.16%	2.16%	0.88%	1.18%	1.41%	1.16%
Less: Fee waiver/expense reimbursement	[1]	(0.13%)	(0.13%)	(0.13%)	(0.05%)	(0.05%)	(0.13%)	(0.13%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	1.28%	2.03%	2.03%	0.83%	1.13%	1.28%	1.03%
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.28% for Class A, 2.03% for Class B, 2.03% for Class C, 0.83% for Class I, 1.13% for Class R4, 1.28% for Class W and 1.03% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Emerging Markets Bond Fund) Columbia Emerging Markets Bond Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Emerging Markets Bond Fund Class A	Class A (whether or not shares are redeemed)	599	888	1,199	2,080
Columbia Emerging Markets Bond Fund Class B	Class B (if shares are redeemed)	706	964	1,348	2,296
Columbia Emerging Markets Bond Fund Class C	Class C (if shares are redeemed)	306	664	1,148	2,487
Columbia Emerging Markets Bond Fund Class I	Class I (whether or not shares are redeemed)	85	276	484	1,084
Columbia Emerging Markets Bond Fund Class R4	Class R4 (whether or not shares are redeemed)	115	370	645	1,432
Columbia Emerging Markets Bond Fund Class W	Class W (whether or not shares are redeemed)	130	434	760	1,685
Columbia Emerging Markets Bond Fund Class Z	Class Z (whether or not shares are redeemed)	105	356	627	1,402

Expense Example, No Redemption (Columbia Emerging Markets Bond Fund) Columbia Emerging Markets Bond Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Emerging Markets Bond Fund Class B	Class B (if shares are not redeemed)	206	664	1,148	2,296
Columbia Emerging Markets Bond Fund Class C	Class C (if shares are not redeemed)	206	664	1,148	2,487

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. For these purposes, emerging markets include any country that is not defined by the World Bank as a High Income OECD country. The OECD (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy. Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the investment manager to be of comparable quality. These lower quality fixed income securities are often called "junk bonds." The Fund may invest up to 100% of its assets in these lower rated securities. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. The Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk. Investments in emerging markets debt obligations are subject to increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. The Fund's investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Rule 144A Securities Risk. The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (“Rule 144A securities”) which are determined to be liquid in accordance with procedures adopted by the Fund's Board of Directors. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Emerging Markets Opportunity Fund
INVESTMENT OBJECTIVE
Columbia Emerging Markets Opportunity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Emerging Markets Opportunity Fund) Columbia Emerging Markets Opportunity Fund	Columbia Emerging Markets Opportunity Fund Class A	Columbia Emerging Markets Opportunity Fund Class B	Columbia Emerging Markets Opportunity Fund Class C	Columbia Emerging Markets Opportunity Fund Class I	Columbia Emerging Markets Opportunity Fund Class R	Columbia Emerging Markets Opportunity Fund Class R4	Columbia Emerging Markets Opportunity Fund Class R5	Columbia Emerging Markets Opportunity Fund Class W	Columbia Emerging Markets Opportunity Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Emerging Markets Opportunity Fund) Columbia Emerging Markets Opportunity Fund		Columbia Emerging Markets Opportunity Fund Class A	Columbia Emerging Markets Opportunity Fund Class B	Columbia Emerging Markets Opportunity Fund Class C	Columbia Emerging Markets Opportunity Fund Class I	Columbia Emerging Markets Opportunity Fund Class R	Columbia Emerging Markets Opportunity Fund Class R4	Columbia Emerging Markets Opportunity Fund Class R5	Columbia Emerging Markets Opportunity Fund Class W	Columbia Emerging Markets Opportunity Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Management fees	[1]	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	none	0.25%	none
Other expenses		0.53%	0.53%	0.53%	0.28%	0.53%	0.58%	0.33%	0.53%	0.53%
Total annual fund operating expenses		1.86%	2.61%	2.61%	1.36%	2.11%	1.66%	1.41%	1.86%	1.61%
Less: Fee waiver/expense reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)	none	(0.01%)	none	none	(0.01%)	(0.01%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	1.85%	2.60%	2.60%	1.36%	2.10%	1.66%	1.41%	1.85%	1.60%
[1]	The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. See "Fund Management and Compensation" for more information.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.85% for Class A, 2.60% for Class B, 2.60% for Class C, 1.41% for Class I, 2.10% for Class R, 1.71% for Class R4, 1.46% for Class R5, 1.85% for Class W and 1.60% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be
Expense Example (Columbia Emerging Markets Opportunity Fund) Columbia Emerging Markets Opportunity Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Emerging Markets Opportunity Fund Class A	Class A (whether or not shares are redeemed)	752	1,125	1,523	2,633
Columbia Emerging Markets Opportunity Fund Class B	Class B (if shares are redeemed)	763	1,111	1,585	2,765
Columbia Emerging Markets Opportunity Fund Class C	Class C (if shares are redeemed)	363	811	1,385	2,947
Columbia Emerging Markets Opportunity Fund Class I	Class I (whether or not shares are redeemed)	138	431	746	1,640
Columbia Emerging Markets Opportunity Fund Class R	Class R (whether or not shares are redeemed)	213	660	1,134	2,445
Columbia Emerging Markets Opportunity Fund Class R4	Class R4 (whether or not shares are redeemed)	169	524	903	1,970
Columbia Emerging Markets Opportunity Fund Class R5	Class R5 (whether or not shares are redeemed)	144	447	772	1,696
Columbia Emerging Markets Opportunity Fund Class W	Class W (whether or not shares are redeemed)	188	584	1,006	2,184
Columbia Emerging Markets Opportunity Fund Class Z	Class Z (whether or not shares are redeemed)	163	507	876	1,915

Expense Example, No Redemption (Columbia Emerging Markets Opportunity Fund) Columbia Emerging Markets Opportunity Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Emerging Markets Opportunity Fund Class B	Class B (if shares are not redeemed)	263	811	1,385	2,765
Columbia Emerging Markets Opportunity Fund Class C	Class C (if shares are not redeemed)	263	811	1,385	2,947

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities of emerging markets companies. For these purposes, emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging markets countries. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Portfolio Turnover Risk. The subadviser may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Equity Value Fund
INVESTMENT OBJECTIVE
Columbia Equity Value Fund (the Fund) seeks to provide shareholders with growth of capital and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Equity Value Fund) Columbia Equity Value Fund	Columbia Equity Value Fund Class A	Columbia Equity Value Fund Class B	Columbia Equity Value Fund Class C	Columbia Equity Value Fund Class I	Columbia Equity Value Fund Class R	Columbia Equity Value Fund Class R3	Columbia Equity Value Fund Class R4	Columbia Equity Value Fund Class R5	Columbia Equity Value Fund Class W	Columbia Equity Value Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Equity Value Fund) Columbia Equity Value Fund		Columbia Equity Value Fund Class A	Columbia Equity Value Fund Class B	Columbia Equity Value Fund Class C	Columbia Equity Value Fund Class I	Columbia Equity Value Fund Class R	Columbia Equity Value Fund Class R3	Columbia Equity Value Fund Class R4	Columbia Equity Value Fund Class R5	Columbia Equity Value Fund Class W	Columbia Equity Value Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W	Class Z
Management fees	[1]	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none	0.25%	none
Other expenses		0.33%	0.32%	0.34%	0.15%	0.37%	0.41%	0.41%	0.17%	0.29%	0.38%
Total annual fund operating expenses		1.10%	1.84%	1.86%	0.67%	1.39%	1.18%	0.93%	0.69%	1.06%	0.90%
[1]	The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. See "Fund Management and Compensation" for more information.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Equity Value Fund) Columbia Equity Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Equity Value Fund Class A	Class A (whether or not shares are redeemed)	681	905	1,147	1,843
Columbia Equity Value Fund Class B	Class B (if shares are redeemed)	687	879	1,196	1,969
Columbia Equity Value Fund Class C	Class C (if shares are redeemed)	289	585	1,007	2,185
Columbia Equity Value Fund Class I	Class I (whether or not shares are redeemed)	68	215	374	838
Columbia Equity Value Fund Class R	Class R (whether or not shares are redeemed)	142	440	761	1,674
Columbia Equity Value Fund Class R3	Class R3 (whether or not shares are redeemed)	120	375	650	1,437
Columbia Equity Value Fund Class R4	Class R4 (whether or not shares are redeemed)	95	297	516	1,147
Columbia Equity Value Fund Class R5	Class R5 (whether or not shares are redeemed)	70	221	385	862
Columbia Equity Value Fund Class W	Class W (whether or not shares are redeemed)	108	337	586	1,299
Columbia Equity Value Fund Class Z	Class Z (whether or not shares are redeemed)	92	287	499	1,112

Expense Example, No Redemption (Columbia Equity Value Fund) Columbia Equity Value Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Equity Value Fund Class B	Class B (if shares are not redeemed)	187	579	996	1,969
Columbia Equity Value Fund Class C	Class C (if shares are not redeemed)	189	585	1,007	2,185

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities. These securities, generally common stocks, may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund's investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia European Equity Fund
INVESTMENT OBJECTIVE
Columbia European Equity Fund (the Fund) seeks to provide shareholders with capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia European Equity Fund) Columbia European Equity Fund	Columbia European Equity Fund Class A	Columbia European Equity Fund Class B	Columbia European Equity Fund Class C	Columbia European Equity Fund Class I	Columbia European Equity Fund Class R4	Columbia European Equity Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R4	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia European Equity Fund) Columbia European Equity Fund		Columbia European Equity Fund Class A	Columbia European Equity Fund Class B	Columbia European Equity Fund Class C	Columbia European Equity Fund Class I	Columbia European Equity Fund Class R4	Columbia European Equity Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R4	Class Z
Management fees	[1]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	none
Other expenses		0.67%	0.67%	0.67%	0.35%	0.65%	0.67%
Total annual fund operating expenses		1.72%	2.47%	2.47%	1.15%	1.45%	1.47%
Less: Fee waiver/expense reimbursement	[2]	(0.19%)	(0.19%)	(0.19%)	(0.07%)	(0.07%)	(0.19%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	1.53%	2.28%	2.28%	1.08%	1.38%	1.28%
[1]	The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. See "Fund Management and Compensation" for more information.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.53% for Class A, 2.28% for Class B, 2.28% for Class C, 1.08% for Class I, 1.38% for Class R4, and 1.28% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia European Equity Fund) Columbia European Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia European Equity Fund Class A	Class A (whether or not shares are redeemed)	722	1,069	1,439	2,478
Columbia European Equity Fund Class B	Class B (if shares are redeemed)	731	1,052	1,499	2,611
Columbia European Equity Fund Class C	Class C (if shares are redeemed)	331	752	1,299	2,796
Columbia European Equity Fund Class I	Class I (whether or not shares are redeemed)	110	359	627	1,396
Columbia European Equity Fund Class R4	Class R4 (whether or not shares are redeemed)	140	452	787	1,734
Columbia European Equity Fund Class Z	Class Z (whether or not shares are redeemed)	130	446	786	1,746

Expense Example, No Redemption (Columbia European Equity Fund) Columbia European Equity Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia European Equity Fund Class B	Class B (if shares are not redeemed)	231	752	1,299	2,611
Columbia European Equity Fund Class C	Class C (if shares are not redeemed)	231	752	1,299	2,796

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. For these purposes, a company is considered to be located in Europe if:

• It is organized under the laws of a European country and has a principal office in a European country;

• It derives at least 50% of its total revenues from businesses in Europe; or

• Its equity securities are traded principally on a stock exchange in Europe.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of European issuers. These equity securities generally include common stocks. Although the Fund emphasizes investments in developed countries, the Fund also may invest in securities of companies located in developing or emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund can invest in securities of companies of any size, including mid-capitalization companies.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. Because the Fund concentrates its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of companies in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Floating Rate Fund
INVESTMENT OBJECTIVE
Columbia Floating Rate Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Floating Rate Fund) Columbia Floating Rate Fund	Columbia Floating Rate Fund Class A	Columbia Floating Rate Fund Class B	Columbia Floating Rate Fund Class C	Columbia Floating Rate Fund Class I	Columbia Floating Rate Fund Class R	Columbia Floating Rate Fund Class R4	Columbia Floating Rate Fund Class R5	Columbia Floating Rate Fund Class W	Columbia Floating Rate Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Floating Rate Fund) Columbia Floating Rate Fund		Columbia Floating Rate Fund Class A	Columbia Floating Rate Fund Class B	Columbia Floating Rate Fund Class C	Columbia Floating Rate Fund Class I	Columbia Floating Rate Fund Class R	Columbia Floating Rate Fund Class R4	Columbia Floating Rate Fund Class R5	Columbia Floating Rate Fund Class W	Columbia Floating Rate Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Management fees		0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	none	0.25%	none
Other expenses		0.30%	0.30%	0.30%	0.18%	0.30%	0.48%	0.23%	0.30%	0.29%
Total annual fund operating expenses		1.16%	1.91%	1.91%	0.79%	1.41%	1.09%	0.84%	1.16%	0.90%
Less: Fee waiver/expense reimbursement	[1]	(0.08%)	(0.08%)	(0.08%)	(0.05%)	(0.08%)	(0.05%)	(0.05%)	(0.08%)	(0.07%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	1.08%	1.83%	1.83%	0.74%	1.33%	1.04%	0.79%	1.08%	0.83%
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.08% for Class A, 1.83% for Class B, 1.83% for Class C, 0.74% for Class I, 1.33% for Class R, 1.04% for Class R4, 0.79% for Class R5, 1.08% for Class W and 0.83% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Floating Rate Fund) Columbia Floating Rate Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Floating Rate Fund Class A	Class A (whether or not shares are redeemed)	406	649	910	1,660
Columbia Floating Rate Fund Class B	Class B (if shares are redeemed)	685	891	1,223	2,031
Columbia Floating Rate Fund Class C	Class C (if shares are redeemed)	285	591	1,023	2,227
Columbia Floating Rate Fund Class I	Class I (whether or not shares are redeemed)	76	248	435	977
Columbia Floating Rate Fund Class R	Class R (whether or not shares are redeemed)	135	437	762	1,684
Columbia Floating Rate Fund Class R4	Class R4 (whether or not shares are redeemed)	106	342	597	1,329
Columbia Floating Rate Fund Class R5	Class R5 (whether or not shares are redeemed)	81	263	462	1,037
Columbia Floating Rate Fund Class W	Class W (whether or not shares are redeemed)	110	360	629	1,402
Columbia Floating Rate Fund Class Z	Class Z (whether or not shares are redeemed)	85	280	492	1,106

Expense Example, No Redemption (Columbia Floating Rate Fund) Columbia Floating Rate Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Floating Rate Fund Class B	Class B (if shares are not redeemed)	185	591	1,023	2,031
Columbia Floating Rate Fund Class C	Class C (if shares are not redeemed)	185	591	1,023	2,227

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the investment manager, Columbia Management Investment Advisers, LLC, to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Floating rate loans are debt obligations of companies and other similar entities that have interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate (such as LIBOR (London Interbank Offered Rate)) plus a premium). Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund may acquire loans directly through the agent or from another holder of the loan by assignment. They are generally valued on a daily basis by independent pricing services.

The Fund normally invests in senior secured floating rate loans. Senior secured floating rate loans ordinarily are secured by specific collateral or assets of the borrower so that holders of the loans will have a claim on those assets senior to the claim of certain other parties in the event of default or bankruptcy by the borrower. These loans usually are senior in rank to other securities issued by the borrower (such as common stock or other debt instruments). The proceeds of the loan primarily are used by the borrower to finance leveraged buy-outs, recapitalizations, dividends to sponsors, mergers and acquisitions, and, to a lesser extent, to finance internal growth or for other corporate purposes. Senior floating rate loans held by the Fund will generally have final maturities of nine years or less.

To the extent the Fund invests in derivatives securities, the Fund may count the value of derivative securities with floating rate loan characteristics towards its 80% policy.

The investment manager may also invest in other securities, including investment grade fixed income debt obligations, non-investment grade fixed income debt obligations and certain money market instruments. For purposes of the 80% policy, money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a borrower, a single issuer, sector of the economy, industry, or the market as a whole. The market value of floating rate loans and other securities may fluctuate, sometimes rapidly and unpredictably.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Unrated loans or securities held by the Fund present increased credit risk.

Liquidity Risk. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Confidential Information Access Risk. The investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. The investment manager’s decision not to receive Confidential Information may disadvantage the Fund.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

High Yield Securities Risk. The Fund’s investment in below-investment grade loans or other debt securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss than a fund which invests solely in investment grade loans or other debt securities.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Frontier Fund
INVESTMENT OBJECTIVE
Columbia Frontier Fund (the Fund) seeks to provide shareholders with growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Frontier Fund) Columbia Frontier Fund	Columbia Frontier Fund Class A	Columbia Frontier Fund Class B	Columbia Frontier Fund Class C	Columbia Frontier Fund Class I	Columbia Frontier Fund Class R	Columbia Frontier Fund Class R4	Columbia Frontier Fund Class R5	Columbia Frontier Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Frontier Fund) Columbia Frontier Fund		Columbia Frontier Fund Class A	Columbia Frontier Fund Class B	Columbia Frontier Fund Class C	Columbia Frontier Fund Class I	Columbia Frontier Fund Class R	Columbia Frontier Fund Class R4	Columbia Frontier Fund Class R5	Columbia Frontier Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class Z
Management fees		0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	none	none
Other expenses		0.67%	0.67%	0.67%	0.27%	0.67%	0.56%	0.31%	0.67%
Total annual fund operating expenses		1.81%	2.56%	2.56%	1.16%	2.06%	1.45%	1.20%	1.56%
Less: Fee waiver/expense reimbursement	[1]	(0.34%)	(0.34%)	(0.34%)	(0.14%)	(0.34%)	(0.14%)	(0.14%)	(0.34%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	1.47%	2.22%	2.22%	1.02%	1.72%	1.32%	1.06%	1.22%
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.47% for Class A, 2.22% for Class B, 2.22% for Class C, 1.02% for Class I, 1.42% for Class R, 1.32% for Class R4, 1.07% for Class R5 and 1.22% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Frontier Fund) Columbia Frontier Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Frontier Fund Class A	Class A (whether or not shares are redeemed)	716	1,081	1,470	2,558
Columbia Frontier Fund Class B	Class B (if shares are redeemed)	725	1,065	1,531	2,690
Columbia Frontier Fund Class C	Class C (if shares are redeemed)	325	765	1,331	2,874
Columbia Frontier Fund Class I	Class I (whether or not shares are redeemed)	104	355	626	1,401
Columbia Frontier Fund Class R	Class R (whether or not shares are redeemed)	175	613	1,078	2,368
Columbia Frontier Fund Class R4	Class R4 (whether or not shares are redeemed)	133	445	780	1,728
Columbia Frontier Fund Class R5	Class R5 (whether or not shares are redeemed)	108	367	647	1,447
Columbia Frontier Fund Class Z	Class Z (whether or not shares are redeemed)	124	460	819	1,833

Expense Example, No Redemption (Columbia Frontier Fund) Columbia Frontier Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Frontier Fund Class B	Class B (if shares are not redeemed)	225	765	1,331	2,690
Columbia Frontier Fund Class C	Class C (if shares are not redeemed)	225	765	1,331	2,874

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Although the Fund may invest in the securities of any company, the Fund invests at least 65% of its net assets (including any amounts borrowed for investment purposes), determined at the time of investment, in equity securities of small U.S. companies. For these purposes, small companies are currently defined as companies with market capitalization, at the time of purchase, of  $2 billion or less. Companies are selected for their growth prospects (as identified by the investment manager).

The Fund invests primarily in common stocks; however, it may also invest in preferred stocks, securities convertible into common stocks, and stock purchase warrants if the investment manager believes these investments offer capital growth opportunities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Company Risk. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Global Bond Fund
INVESTMENT OBJECTIVE
Columbia Global Bond Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Global Bond Fund) Columbia Global Bond Fund	Columbia Global Bond Fund Class A	Columbia Global Bond Fund Class B	Columbia Global Bond Fund Class C	Columbia Global Bond Fund Class I	Columbia Global Bond Fund Class R	Columbia Global Bond Fund Class R4	Columbia Global Bond Fund Class W	Columbia Global Bond Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Global Bond Fund) Columbia Global Bond Fund		Columbia Global Bond Fund Class A	Columbia Global Bond Fund Class B	Columbia Global Bond Fund Class C	Columbia Global Bond Fund Class I	Columbia Global Bond Fund Class R	Columbia Global Bond Fund Class R4	Columbia Global Bond Fund Class W	Columbia Global Bond Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R4	Class W	Class Z
Management fees		0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	0.25%	none
Other expenses		0.45%	0.45%	0.45%	0.16%	0.45%	0.46%	0.45%	0.45%
Total annual fund operating expenses		1.41%	2.16%	2.16%	0.87%	1.66%	1.17%	1.41%	1.16%
Less: Fee waiver/expense reimbursement	[1]	(0.20%)	(0.20%)	(0.20%)	(0.11%)	(0.20%)	(0.11%)	(0.20%)	(0.20%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	1.21%	1.96%	1.96%	0.76%	1.46%	1.06%	1.21%	0.96%
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.21% for Class A, 1.96% for Class B, 1.96% for Class C, 0.76% for Class I, 1.46% for Class R, 1.06% for Class R4, 1.21% for Class W and 0.96% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Global Bond Fund) Columbia Global Bond Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Global Bond Fund Class A	Class A (whether or not shares are redeemed)	592	882	1,192	2,074
Columbia Global Bond Fund Class B	Class B (if shares are redeemed)	699	957	1,342	2,291
Columbia Global Bond Fund Class C	Class C (if shares are redeemed)	299	657	1,142	2,482
Columbia Global Bond Fund Class I	Class I (whether or not shares are redeemed)	78	267	472	1,067
Columbia Global Bond Fund Class R	Class R (whether or not shares are redeemed)	149	504	884	1,954
Columbia Global Bond Fund Class R4	Class R4 (whether or not shares are redeemed)	108	361	634	1,415
Columbia Global Bond Fund Class W	Class W (whether or not shares are redeemed)	123	427	753	1,679
Columbia Global Bond Fund Class Z	Class Z (whether or not shares are redeemed)	98	349	620	1,396

Expense Example, No Redemption (Columbia Global Bond Fund) Columbia Global Bond Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Global Bond Fund Class B	Class B (if shares are not redeemed)	199	657	1,142	2,291
Columbia Global Bond Fund Class C	Class C (if shares are not redeemed)	199	657	1,142	2,482

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and /or capital appreciation by buying below investment-grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The investment manager monitors the Fund’s exposure to interest rate and foreign currency fluctuations.

The investment manager may use derivatives such as futures, options, forward foreign currency contracts and Mortgage To-Be Announced (TBAs), in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk - Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund’s hedging strategy may be unable to achieve its objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund’s forward foreign currency contracts may limit the Fund’s investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Global Equity Fund
INVESTMENT OBJECTIVE
Columbia Global Equity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Global Equity Fund) Columbia Global Equity Fund	Columbia Global Equity Fund Class A	Columbia Global Equity Fund Class B	Columbia Global Equity Fund Class C	Columbia Global Equity Fund Class I	Columbia Global Equity Fund Class R	Columbia Global Equity Fund Class R4	Columbia Global Equity Fund Class R5	Columbia Global Equity Fund Class W	Columbia Global Equity Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Global Equity Fund) Columbia Global Equity Fund		Columbia Global Equity Fund Class A	Columbia Global Equity Fund Class B	Columbia Global Equity Fund Class C	Columbia Global Equity Fund Class I	Columbia Global Equity Fund Class R	Columbia Global Equity Fund Class R4	Columbia Global Equity Fund Class R5	Columbia Global Equity Fund Class W	Columbia Global Equity Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Management fees	[1]	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	none	0.25%	none
Other expenses		0.45%	0.45%	0.45%	0.16%	0.45%	0.46%	0.21%	0.45%	0.45%
Total annual fund operating expenses		1.49%	2.24%	2.24%	0.95%	1.74%	1.25%	1.00%	1.49%	1.24%
Less: Fee waiver/expense reimbursement	[2]	(0.13%)	(0.13%)	(0.13%)	(0.04%)	(0.13%)	(0.04%)	(0.04%)	(0.13%)	(0.13%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	1.36%	2.11%	2.11%	0.91%	1.61%	1.21%	0.96%	1.36%	1.11%
[1]	The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. See "Fund Management and Compensation" for more information.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.36% for Class A, 2.11% for Class B, 2.11% for Class C, 0.91% for Class I, 1.61% for Class R, 1.21% for Class R4, 0.96% for Class R5, 1.36% for Class W and 1.11% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Global Equity Fund) Columbia Global Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Global Equity Fund Class A	Class A (whether or not shares are redeemed)	706	1,007	1,331	2,247
Columbia Global Equity Fund Class B	Class B (if shares are redeemed)	714	988	1,389	2,380
Columbia Global Equity Fund Class C	Class C (if shares are redeemed)	314	688	1,189	2,569
Columbia Global Equity Fund Class I	Class I (whether or not shares are redeemed)	93	299	522	1,167
Columbia Global Equity Fund Class R	Class R (whether or not shares are redeemed)	164	536	933	2,046
Columbia Global Equity Fund Class R4	Class R4 (whether or not shares are redeemed)	123	393	683	1,513
Columbia Global Equity Fund Class R5	Class R5 (whether or not shares are redeemed)	98	315	549	1,226
Columbia Global Equity Fund Class W	Class W (whether or not shares are redeemed)	138	459	802	1,774
Columbia Global Equity Fund Class Z	Class Z (whether or not shares are redeemed)	113	381	669	1,494

Expense Example, No Redemption (Columbia Global Equity Fund) Columbia Global Equity Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Global Equity Fund Class B	Class B (if shares are not redeemed)	214	688	1,189	2,380
Columbia Global Equity Fund Class C	Class C (if shares are not redeemed)	214	688	1,189	2,569

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities, including securities of companies located in developed and emerging countries. These equity securities generally include common stocks. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund can invest in securities of any size, including mid-capitalization companies.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency. From time to time the team may use derivative instruments such as forward foreign currency contracts in an effort to produce incremental earnings or to hedge against currency fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk – Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund’s hedging strategy may be unable to achieve its objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund’s forward foreign currency contracts may limit the Fund’s investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Global Extended Alpha Fund
INVESTMENT OBJECTIVE
Columbia Global Extended Alpha Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Global Extended Alpha Fund) Columbia Global Extended Alpha Fund	Columbia Global Extended Alpha Fund Class A	Columbia Global Extended Alpha Fund Class B	Columbia Global Extended Alpha Fund Class C	Columbia Global Extended Alpha Fund Class I	Columbia Global Extended Alpha Fund Class R	Columbia Global Extended Alpha Fund Class R4	Columbia Global Extended Alpha Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Global Extended Alpha Fund) Columbia Global Extended Alpha Fund		Columbia Global Extended Alpha Fund Class A		Columbia Global Extended Alpha Fund Class B		Columbia Global Extended Alpha Fund Class C	Columbia Global Extended Alpha Fund Class I	Columbia Global Extended Alpha Fund Class R	Columbia Global Extended Alpha Fund Class R4	Columbia Global Extended Alpha Fund Class Z
Operating Expenses Column [Text]		Class A		Class B		Class C	Class I	Class R	Class R4	Class Z
Management fees		1.05%	[1]	1.05%	[1]	1.05%	1.05%	1.05%	1.05%	1.05%
Distribution and/or service (12b-1) fees		0.25%		1.00%		1.00%	none	0.50%	none	none
Other expenses		2.30%		2.30%		2.30%	2.15%	2.30%	2.45%	2.30%
Total annual fund operating expenses		3.60%		4.35%		4.35%	3.20%	3.85%	3.50%	3.35%
Less: Fee waiver/expense reimbursement	[2]	(2.05%)		(2.05%)		(2.05%)	(2.02%)	(2.05%)	(2.02%)	(2.05%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	1.55%		2.30%		2.30%	1.18%	1.80%	1.48%	1.30%
[1]	The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. See "Fund Management and Compensation" for more information.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.55% for Class A, 2.30% for Class B, 2.30% for Class C, 1.18% for Class I, 1.80% for Class R, 1.48% for Class R4 and 1.30% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Global Extended Alpha Fund) Columbia Global Extended Alpha Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Global Extended Alpha Fund Class A	Class A (whether or not shares are redeemed)	724	1,436	2,168	4,092
Columbia Global Extended Alpha Fund Class B	Class B (if shares are redeemed)	733	1,433	2,244	4,219
Columbia Global Extended Alpha Fund Class C	Class C (if shares are redeemed)	333	1,133	2,044	4,375
Columbia Global Extended Alpha Fund Class I	Class I (whether or not shares are redeemed)	120	797	1,499	3,368
Columbia Global Extended Alpha Fund Class R	Class R (whether or not shares are redeemed)	183	987	1,810	3,952
Columbia Global Extended Alpha Fund Class R4	Class R4 (whether or not shares are redeemed)	151	887	1,645	3,644
Columbia Global Extended Alpha Fund Class Z	Class Z (whether or not shares are redeemed)	132	839	1,570	3,505

Expense Example, No Redemption (Columbia Global Extended Alpha Fund) Columbia Global Extended Alpha Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Global Extended Alpha Fund Class B	Class B (if shares are not redeemed)	233	1,133	2,044	4,219
Columbia Global Extended Alpha Fund Class C	Class C (if shares are not redeemed)	233	1,133	2,044	4,375

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest primarily in equity securities, including at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund will hold both long and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. The subadviser is able to invest the proceeds from its short positions in additional long positions, ‘extending’ the equity exposure of the Fund in an effort to achieve an enhanced level of ‘alpha.’ Alpha represents how much the Fund’s return is attributable to the subadviser’s ability to deliver above-average returns, adjusted for risk. To complete a short sale transaction, the Fund buys back the same security in the market and returns it to the lender.

If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Both long and short positions may be obtained through buying or selling individual securities or creating similar long or short exposure through the use of derivative instruments.

The Fund expects to maintain an approximate net long asset exposure to the equity market (long market exposure minus short market exposure) between 90% and 105%, targeting 110% to 140% gross long exposure and 10% to 40% gross short exposure. Actual exposure will vary over time based on factors such as market movements and the portfolio management team’s assessment of market conditions and may result in the Fund not taking short positions from time to time.

In addition to individual stocks, the portfolio management team may use exchange traded funds (ETFs), and certain derivative instruments, including portfolio and equity swaps, futures, options and forward contracts. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities) or to hedge existing long or short positions.

Columbia Management Investment Advisers, LLC (the investment manager) is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of the investment manager. In pursuit of the Fund’s objective, Threadneedle seeks to identify securities that offer the greatest promise for outperformance (long positions) and securities with the greatest promise for underperformance (short positions).

In addition to selling securities short that Threadneedle believes have the greatest promise for underperformance, Threadneedle may also establish short positions in an effort to mitigate potential additional risks introduced through the selection of the Fund’s active long and short positions.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency. From time to time the team may hold foreign currencies, or use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives. A fund that takes both long and short positions presents increased risk.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

ETF Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through the Fund’s ownership of the ETF.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund’s return and its net asset value. Changes in the value of the Fund’s portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Short Selling Risk. The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security’s price will decline. Short positions introduce more risk to the Fund than long positions (where the Fund owns security) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum price of the shorted security when purchased in the open market. Therefore, in theory, securities sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. In addition, the Fund will incur additional expenses by engaging in short sales in the form of transaction costs, and interest and dividend expenses paid to the lender of the security.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Government Money Market Fund
INVESTMENT OBJECTIVE
Columbia Government Money Market Fund (the Fund) seeks to preserve capital and to maximize liquidity and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Government Money Market Fund) Columbia Government Money Market Fund	Columbia Government Money Market Fund Class A	Columbia Government Money Market Fund Class B	Columbia Government Money Market Fund Class C	Columbia Government Money Market Fund Class R	Columbia Government Money Market Fund Class R5	Columbia Government Money Market Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class R	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Government Money Market Fund) Columbia Government Money Market Fund		Columbia Government Money Market Fund Class A	Columbia Government Money Market Fund Class B	Columbia Government Money Market Fund Class C	Columbia Government Money Market Fund Class R	Columbia Government Money Market Fund Class R5	Columbia Government Money Market Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class R	Class R5	Class Z
Management fees		0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	none	none
Other expenses		0.76%	0.76%	0.76%	0.76%	0.69%	0.76%
Total annual fund operating expenses		1.34%	2.09%	2.09%	1.59%	1.02%	1.09%
Less: Fee waiver/expense reimbursement	[1]	(0.68%)	(0.77%)	(0.78%)	(0.61%)	(0.54%)	(0.53%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.66%	1.32%	1.31%	0.98%	0.48%	0.56%
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Feb. 29, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.66% for Class A, 1.32% for Class B, 1.31% for Class C, 0.98% for Class R, 0.48% for Class R5 and 0.56% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Government Money Market Fund) Columbia Government Money Market Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Government Money Market Fund Class A	Class A (whether or not shares are redeemed)	67	358	670	1,559
Columbia Government Money Market Fund Class B	Class B (if shares are redeemed)	634	881	1,254	2,171
Columbia Government Money Market Fund Class C	Class C (if shares are redeemed)	233	580	1,053	2,364
Columbia Government Money Market Fund Class R	Class R (whether or not shares are redeemed)	100	442	809	1,843
Columbia Government Money Market Fund Class R5	Class R5 (whether or not shares are redeemed)	49	271	512	1,204
Columbia Government Money Market Fund Class Z	Class Z (whether or not shares are redeemed)	57	294	550	1,286

Expense Example, No Redemption (Columbia Government Money Market Fund) Columbia Government Money Market Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Government Money Market Fund Class B	Class B (if shares are not redeemed)	134	581	1,054	2,171
Columbia Government Money Market Fund Class C	Class C (if shares are not redeemed)	133	580	1,053	2,364

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund will normally invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund will only purchase U.S. government securities, or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody’s Investors Service (Moody’s) or Standard & Poor’s Ratings Services (S&P)), or if not so rated, determined to be of comparable quality.

Currently, the Fund invests only in U.S. government securities and in securities that are rated in the top category by Moody’s and S&P. However, the Fund is permitted to invest up to 3% of its assets in securities rated in the second rating category by two rating organizations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

The principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other money market funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Interest Rate Risk. A rise in the overall level of interest rates may result in the decline in the prices of fixed income securities held by the Fund. Falling interest rates may result in a decline in the Fund’s income and yield. The Fund’s yield will vary and there is no guarantee of positive net yield.

Repurchase Agreements. Repurchase agreements in which the Fund may invest could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia High Yield Bond Fund
INVESTMENT OBJECTIVE
Columbia High Yield Bond Fund (the Fund) seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under "Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions" on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia High Yield Bond Fund) Columbia High Yield Bond Fund	Columbia High Yield Bond Fund Class A	Columbia High Yield Bond Fund Class B	Columbia High Yield Bond Fund Class C	Columbia High Yield Bond Fund Class I	Columbia High Yield Bond Fund Class R	Columbia High Yield Bond Fund Class R3	Columbia High Yield Bond Fund Class R4	Columbia High Yield Bond Fund Class R5	Columbia High Yield Bond Fund Class W	Columbia High Yield Bond Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia High Yield Bond Fund) Columbia High Yield Bond Fund		Columbia High Yield Bond Fund Class A	Columbia High Yield Bond Fund Class B	Columbia High Yield Bond Fund Class C	Columbia High Yield Bond Fund Class I	Columbia High Yield Bond Fund Class R	Columbia High Yield Bond Fund Class R3	Columbia High Yield Bond Fund Class R4	Columbia High Yield Bond Fund Class R5	Columbia High Yield Bond Fund Class W	Columbia High Yield Bond Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W	Class Z
Management fees		0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none	0.25%	none
Other expenses		0.26%	0.26%	0.27%	0.10%	0.26%	0.39%	0.40%	0.14%	0.25%	0.26%
Total annual fund operating expenses		1.09%	1.84%	1.85%	0.68%	1.34%	1.22%	0.98%	0.72%	1.08%	0.84%
Less: Fee waiver/expense reimbursement	[1]	(0.02%)	(0.01%)	(0.02%)	none	none	none	none	none	none	none
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	1.07%	1.83%	1.83%	0.68%	1.34%	1.22%	0.98%	0.72%	1.08%	0.84%
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until July 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.07% for Class A, 1.83% for Class B, 1.83% for Class C, 0.70% for Class I, 1.50% for Class R, 1.25% for Class R3, 1.00% for Class R4, 0.75% for Class R5, 1.15% for Class W and 0.87% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia High Yield Bond Fund) Columbia High Yield Bond Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia High Yield Bond Fund Class A	Class A (whether or not shares are redeemed)	579	803	1,046	1,743
Columbia High Yield Bond Fund Class B	Class B (if shares are redeemed)	686	878	1,196	1,966
Columbia High Yield Bond Fund Class C	Class C (if shares are redeemed)	286	580	1,000	2,173
Columbia High Yield Bond Fund Class I	Class I (whether or not shares are redeemed)	69	218	379	850
Columbia High Yield Bond Fund Class R	Class R (whether or not shares are redeemed)	136	425	735	1,618
Columbia High Yield Bond Fund Class R3	Class R3 (whether or not shares are redeemed)	124	387	671	1,482
Columbia High Yield Bond Fund Class R4	Class R4 (whether or not shares are redeemed)	100	312	543	1,206
Columbia High Yield Bond Fund Class R5	Class R5 (whether or not shares are redeemed)	74	230	401	898
Columbia High Yield Bond Fund Class W	Class W (whether or not shares are redeemed)	110	344	596	1,322
Columbia High Yield Bond Fund Class Z	Class Z (whether or not shares are redeemed)	86	268	467	1,041

Expense Example, No Redemption (Columbia High Yield Bond Fund) Columbia High Yield Bond Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia High Yield Bond Fund Class B	Class B (if shares are not redeemed)	186	578	996	1,966
Columbia High Yield Bond Fund Class C	Class C (if shares are not redeemed)	186	580	1,000	2,173

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund's net assets may be invested in high yield debt instruments of foreign issuers. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. This Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty credit risk is the risk that a Fund's counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Unrated loans or securities held by the Fund present increased credit risk.

Derivatives Risk. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

High-Yield Securities Risk. The Fund's investment in below-investment grade loans or other debt securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss than a fund which invests solely in investment grade loans or other debt securities.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund's performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Income Opportunities Fund
INVESTMENT OBJECTIVE
Columbia Income Opportunities Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Income Opportunities Fund) Columbia Income Opportunities Fund	Columbia Income Opportunities Fund Class A	Columbia Income Opportunities Fund Class B	Columbia Income Opportunities Fund Class C	Columbia Income Opportunities Fund Class I	Columbia Income Opportunities Fund Class R	Columbia Income Opportunities Fund Class R4	Columbia Income Opportunities Fund Class W	Columbia Income Opportunities Fund Class Y	Columbia Income Opportunities Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class W	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Income Opportunities Fund) Columbia Income Opportunities Fund	Columbia Income Opportunities Fund Class A	Columbia Income Opportunities Fund Class B	Columbia Income Opportunities Fund Class C	Columbia Income Opportunities Fund Class I	Columbia Income Opportunities Fund Class R	Columbia Income Opportunities Fund Class R4	Columbia Income Opportunities Fund Class W	Columbia Income Opportunities Fund Class Y	Columbia Income Opportunities Fund Class Z
Operating Expenses Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class W	Class Y	Class Z
Management fees	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	none	0.50%	none	0.25%	none	none
Other expenses	0.25%	0.25%	0.25%	0.11%	0.25%	0.41%	0.25%	0.11%	0.25%
Total annual fund operating expenses	1.11%	1.86%	1.86%	0.72%	1.36%	1.02%	1.11%	0.72%	0.86%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Income Opportunities Fund) Columbia Income Opportunities Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Income Opportunities Fund Class A	Class A (whether or not shares are redeemed)	583	811	1,058	1,767
Columbia Income Opportunities Fund Class B	Class B (if shares are redeemed)	689	885	1,207	1,988
Columbia Income Opportunities Fund Class C	Class C (if shares are redeemed)	289	585	1,007	2,185
Columbia Income Opportunities Fund Class I	Class I (whether or not shares are redeemed)	74	230	401	898
Columbia Income Opportunities Fund Class R	Class R (whether or not shares are redeemed)	138	431	746	1,640
Columbia Income Opportunities Fund Class R4	Class R4 (whether or not shares are redeemed)	104	325	564	1,252
Columbia Income Opportunities Fund Class W	Class W (whether or not shares are redeemed)	113	353	612	1,356
Columbia Income Opportunities Fund Class Y	Class Y (whether or not shares are redeemed)	74	230	401	898
Columbia Income Opportunities Fund Class Z	Class Z (whether or not shares are redeemed)	88	275	478	1,065

Expense Example, No Redemption (Columbia Income Opportunities Fund) Columbia Income Opportunities Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Income Opportunities Fund Class B	Class B (if shares are not redeemed)	189	585	1,007	1,988
Columbia Income Opportunities Fund Class C	Class C (if shares are not redeemed)	189	585	1,007	2,185

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed by the investment manager to be of the same quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Unrated loans or securities held by the Fund present increased credit risk.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other debt securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss than a fund which invests solely in investment grade loans or similarly rated debt securities.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Inflation Protected Securities Fund
INVESTMENT OBJECTIVE
Columbia Inflation Protected Securities Fund (the Fund) seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Inflation Protected Securities Fund) Columbia Inflation Protected Securities Fund	Columbia Inflation Protected Securities Fund Class A	Columbia Inflation Protected Securities Fund Class B	Columbia Inflation Protected Securities Fund Class C	Columbia Inflation Protected Securities Fund Class I	Columbia Inflation Protected Securities Fund Class R	Columbia Inflation Protected Securities Fund Class R4	Columbia Inflation Protected Securities Fund Class W	Columbia Inflation Protected Securities Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Inflation Protected Securities Fund) Columbia Inflation Protected Securities Fund		Columbia Inflation Protected Securities Fund Class A	Columbia Inflation Protected Securities Fund Class B	Columbia Inflation Protected Securities Fund Class C	Columbia Inflation Protected Securities Fund Class I	Columbia Inflation Protected Securities Fund Class R	Columbia Inflation Protected Securities Fund Class R4	Columbia Inflation Protected Securities Fund Class W	Columbia Inflation Protected Securities Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R4	Class W	Class Z
Management fees		0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	0.25%	none
Other expenses		0.32%	0.32%	0.32%	0.11%	0.32%	0.41%	0.32%	0.32%
Total annual fund operating expenses		1.01%	1.76%	1.76%	0.55%	1.26%	0.85%	1.01%	0.76%
Less: Fee waiver/expense reimbursement	[1]	(0.16%)	(0.16%)	(0.16%)	(0.11%)	(0.16%)	(0.11%)	(0.16%)	(0.16%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.85%	1.60%	1.60%	0.44%	1.10%	0.74%	0.85%	0.60%
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.85% for Class A, 1.60% for Class B, 1.60% for Class C, 0.44% for Class I, 1.10% for Class R, 0.74% for Class R4, 0.85% for Class W and 0.60% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Inflation Protected Securities Fund) Columbia Inflation Protected Securities Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Inflation Protected Securities Fund Class A	Class A (whether or not shares are redeemed)	384	597	827	1,490
Columbia Inflation Protected Securities Fund Class B	Class B (if shares are redeemed)	663	839	1,140	1,866
Columbia Inflation Protected Securities Fund Class C	Class C (if shares are redeemed)	263	539	940	2,065
Columbia Inflation Protected Securities Fund Class I	Class I (whether or not shares are redeemed)	45	165	297	682
Columbia Inflation Protected Securities Fund Class R	Class R (whether or not shares are redeemed)	112	384	677	1,514
Columbia Inflation Protected Securities Fund Class R4	Class R4 (whether or not shares are redeemed)	76	260	461	1,043
Columbia Inflation Protected Securities Fund Class W	Class W (whether or not shares are redeemed)	87	306	543	1,226
Columbia Inflation Protected Securities Fund Class Z	Class Z (whether or not shares are redeemed)	61	227	407	931

Expense Example, No Redemption (Columbia Inflation Protected Securities Fund) Columbia Inflation Protected Securities Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Inflation Protected Securities Fund Class B	Class B (if shares are not redeemed)	163	539	940	1,866
Columbia Inflation Protected Securities Fund Class C	Class C (if shares are not redeemed)	163	539	940	2,065

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed by the Fund’s investment manager to be of comparable quality. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them.

The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury uses the Consumer Price Index for Urban Consumers (non seasonally adjusted) as the inflation measure. Up to 20% of the Fund’s net assets may be invested in non-inflation protected debt obligations issued by U.S. and foreign governments, their agencies and instrumentalities, as well as U.S. and foreign corporate debt obligations, mortgage and asset-backed securities and money market instruments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Large Core Quantitative Fund
INVESTMENT OBJECTIVE
Columbia Large Core Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Large Core Quantitative Fund) Columbia Large Core Quantitative Fund	Columbia Large Core Quantitative Fund Class A	Columbia Large Core Quantitative Fund Class B	Columbia Large Core Quantitative Fund Class C	Columbia Large Core Quantitative Fund Class I	Columbia Large Core Quantitative Fund Class R	Columbia Large Core Quantitative Fund Class R4	Columbia Large Core Quantitative Fund Class R5	Columbia Large Core Quantitative Fund Class W	Columbia Large Core Quantitative Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Large Core Quantitative Fund) Columbia Large Core Quantitative Fund		Columbia Large Core Quantitative Fund Class A	Columbia Large Core Quantitative Fund Class B	Columbia Large Core Quantitative Fund Class C	Columbia Large Core Quantitative Fund Class I	Columbia Large Core Quantitative Fund Class R	Columbia Large Core Quantitative Fund Class R4	Columbia Large Core Quantitative Fund Class R5	Columbia Large Core Quantitative Fund Class W	Columbia Large Core Quantitative Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Management fees	[1]	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	none	0.25%	none
Other expenses		0.31%	0.31%	0.31%	0.07%	0.31%	0.37%	0.12%	0.31%	0.31%
Total annual fund operating expenses		1.12%	1.87%	1.87%	0.63%	1.37%	0.93%	0.68%	1.12%	0.87%
Less: Fee waiver/expense reimbursement	[2]	(0.05%)	(0.05%)	(0.05%)	none	(0.05%)	none	none	(0.05%)	(0.05%)
Total annual fund operating expenses after fee waiver/expense reimbursement		1.07%	1.82%	1.82%	0.63%	1.32%	0.93%	0.68%	1.07%	0.82%
[1]	The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. See "Fund Management and Compensation" for more information.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.07% for Class A, 1.82% for Class B, 1.82% for Class C, 0.64% for Class I, 1.32% for Class R, 0.94% for Class R4, 0.69% for Class R5, 1.07% for Class W and 0.82% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Large Core Quantitative Fund) Columbia Large Core Quantitative Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Large Core Quantitative Fund Class A	Class A (whether or not shares are redeemed)	678	905	1,152	1,858
Columbia Large Core Quantitative Fund Class B	Class B (if shares are redeemed)	685	883	1,206	1,992
Columbia Large Core Quantitative Fund Class C	Class C (if shares are redeemed)	285	583	1,006	2,189
Columbia Large Core Quantitative Fund Class I	Class I (whether or not shares are redeemed)	64	202	352	790
Columbia Large Core Quantitative Fund Class R	Class R (whether or not shares are redeemed)	134	428	745	1,644
Columbia Large Core Quantitative Fund Class R4	Class R4 (whether or not shares are redeemed)	95	296	515	1,146
Columbia Large Core Quantitative Fund Class R5	Class R5 (whether or not shares are redeemed)	69	217	379	849
Columbia Large Core Quantitative Fund Class W	Class W (whether or not shares are redeemed)	109	351	612	1,361
Columbia Large Core Quantitative Fund Class Z	Class Z (whether or not shares are redeemed)	84	273	478	1,072

Expense Example, No Redemption (Columbia Large Core Quantitative Fund) Columbia Large Core Quantitative Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Large Core Quantitative Fund Class B	Class B (if shares are not redeemed)	185	583	1,006	1,992
Columbia Large Core Quantitative Fund Class C	Class C (if shares are not redeemed)	185	583	1,006	2,189

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies listed on U.S. exchanges with market capitalizations greater than  $5 billion at the time of purchase. These equity securities generally include common stocks. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The universe of stocks from which Columbia Management Investment Advisers, LLC (the investment manager), selects the Fund’s investments primarily will be those included in the Fund’s benchmark, the S&P 500 Index (the Index). The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.

In pursuit of the Fund’s objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Large Growth Quantitative Fund
INVESTMENT OBJECTIVE
Columbia Large Growth Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Large Growth Quantitative Fund) Columbia Large Growth Quantitative Fund	Columbia Large Growth Quantitative Fund Class A	Columbia Large Growth Quantitative Fund Class B	Columbia Large Growth Quantitative Fund Class C	Columbia Large Growth Quantitative Fund Class I	Columbia Large Growth Quantitative Fund Class R	Columbia Large Growth Quantitative Fund Class R4	Columbia Large Growth Quantitative Fund Class W	Columbia Large Growth Quantitative Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Large Growth Quantitative Fund) Columbia Large Growth Quantitative Fund		Columbia Large Growth Quantitative Fund Class A	Columbia Large Growth Quantitative Fund Class B	Columbia Large Growth Quantitative Fund Class C	Columbia Large Growth Quantitative Fund Class I	Columbia Large Growth Quantitative Fund Class R	Columbia Large Growth Quantitative Fund Class R4	Columbia Large Growth Quantitative Fund Class W	Columbia Large Growth Quantitative Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R4	Class W	Class Z
Management fees	[1]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	0.25%	none
Other expenses		0.36%	0.36%	0.36%	0.10%	0.36%	0.40%	0.36%	0.36%
Total annual fund operating expenses		1.21%	1.96%	1.96%	0.70%	1.46%	1.00%	1.21%	0.96%
[1]	The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. See "Fund Management and Compensation" for more information.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Large Growth Quantitative Fund) Columbia Large Growth Quantitative Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Large Growth Quantitative Fund Class A	Class A (whether or not shares are redeemed)	691	937	1,203	1,961
Columbia Large Growth Quantitative Fund Class B	Class B (if shares are redeemed)	699	916	1,258	2,095
Columbia Large Growth Quantitative Fund Class C	Class C (if shares are redeemed)	299	616	1,058	2,290
Columbia Large Growth Quantitative Fund Class I	Class I (whether or not shares are redeemed)	72	224	390	874
Columbia Large Growth Quantitative Fund Class R	Class R (whether or not shares are redeemed)	149	462	798	1,751
Columbia Large Growth Quantitative Fund Class R4	Class R4 (whether or not shares are redeemed)	102	319	553	1,229
Columbia Large Growth Quantitative Fund Class W	Class W (whether or not shares are redeemed)	123	384	666	1,471
Columbia Large Growth Quantitative Fund Class Z	Class Z (whether or not shares are redeemed)	98	306	532	1,183

Expense Example, No Redemption (Columbia Large Growth Quantitative Fund) Columbia Large Growth Quantitative Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Large Growth Quantitative Fund Class B	Class B (if shares are not redeemed)	199	616	1,058	2,095
Columbia Large Growth Quantitative Fund Class C	Class C (if shares are not redeemed)	199	616	1,058	2,290

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase. These equity securities generally include common stocks. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Large Value Quantitative Fund
INVESTMENT OBJECTIVE
Columbia Large Value Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A and Class T shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Large Value Quantitative Fund) Columbia Large Value Quantitative Fund	Columbia Large Value Quantitative Fund Class A	Columbia Large Value Quantitative Fund Class T	Columbia Large Value Quantitative Fund Class B	Columbia Large Value Quantitative Fund Class C	Columbia Large Value Quantitative Fund Class I	Columbia Large Value Quantitative Fund Class R	Columbia Large Value Quantitative Fund Class R4	Columbia Large Value Quantitative Fund Class W	Columbia Large Value Quantitative Fund Class Z
Shareholder Fees Column [Text]	Class A	Class T	Class B	Class C	Class I	Class R	Class R4	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	5.75%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	5.00%	1.00%	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Large Value Quantitative Fund) Columbia Large Value Quantitative Fund		Columbia Large Value Quantitative Fund Class A	Columbia Large Value Quantitative Fund Class B	Columbia Large Value Quantitative Fund Class C	Columbia Large Value Quantitative Fund Class I	Columbia Large Value Quantitative Fund Class R	Columbia Large Value Quantitative Fund Class R4	Columbia Large Value Quantitative Fund Class T	Columbia Large Value Quantitative Fund Class W	Columbia Large Value Quantitative Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R4	Class T	Class W	Class Z
Management fees	[1]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	none	0.25%	none
Other expenses		0.31%	0.31%	0.31%	0.13%	0.31%	0.43%	0.61%	0.31%	0.31%
Total annual fund operating expenses		1.16%	1.91%	1.91%	0.73%	1.41%	1.03%	1.21%	1.16%	0.91%
[1]	The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. See "Fund Management and Compensation" for more information.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Large Value Quantitative Fund) Columbia Large Value Quantitative Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Large Value Quantitative Fund Class A	Class A (whether or not shares are redeemed)	686	923	1,177	1,907
Columbia Large Value Quantitative Fund Class B	Class B (if shares are redeemed)	694	900	1,233	2,042
Columbia Large Value Quantitative Fund Class C	Class C (if shares are redeemed)	294	600	1,033	2,238
Columbia Large Value Quantitative Fund Class I	Class I (whether or not shares are redeemed)	75	234	407	910
Columbia Large Value Quantitative Fund Class R	Class R (whether or not shares are redeemed)	144	447	772	1,696
Columbia Large Value Quantitative Fund Class R4	Class R4 (whether or not shares are redeemed)	105	328	570	1,264
Columbia Large Value Quantitative Fund Class T	Class T (whether or not shares are redeemed)	123	384	666	1,471
Columbia Large Value Quantitative Fund Class W	Class W (whether or not shares are redeemed)	118	369	639	1,414
Columbia Large Value Quantitative Fund Class Z	Class Z (whether or not shares are redeemed)	93	290	505	1,124

Expense Example, No Redemption (Columbia Large Value Quantitative Fund) Columbia Large Value Quantitative Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Large Value Quantitative Fund Class B	Class B (if shares are not redeemed)	194	600	1,033	2,042
Columbia Large Value Quantitative Fund Class C	Class C (if shares are not redeemed)	194	600	1,033	2,238

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of companies with market capitalizations of over  $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000 Value Index (the Index) at the time of purchase. These equity securities generally include common stocks. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Limited Duration Credit Fund
INVESTMENT OBJECTIVE
Columbia Limited Duration Credit Fund (the Fund) seeks to provide shareholders with a level of current income consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Limited Duration Credit Fund) Columbia Limited Duration Credit Fund	Columbia Limited Duration Credit Fund Class A	Columbia Limited Duration Credit Fund Class B	Columbia Limited Duration Credit Fund Class C	Columbia Limited Duration Credit Fund Class I	Columbia Limited Duration Credit Fund Class R4	Columbia Limited Duration Credit Fund Class W	Columbia Limited Duration Credit Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R4	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Limited Duration Credit Fund) Columbia Limited Duration Credit Fund		Columbia Limited Duration Credit Fund Class A	Columbia Limited Duration Credit Fund Class B	Columbia Limited Duration Credit Fund Class C	Columbia Limited Duration Credit Fund Class I	Columbia Limited Duration Credit Fund Class R4	Columbia Limited Duration Credit Fund Class W	Columbia Limited Duration Credit Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R4	Class W	Class Z
Management fees		0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	0.25%	none
Other expenses		0.25%	0.25%	0.25%	0.13%	0.43%	0.25%	0.25%
Total annual fund operating expenses		0.98%	1.73%	1.73%	0.61%	0.91%	0.98%	0.73%
Less: Fee waiver/expense reimbursement	[1]	(0.12%)	(0.12%)	(0.12%)	(0.09%)	(0.09%)	(0.12%)	(0.12%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.86%	1.61%	1.61%	0.52%	0.82%	0.86%	0.61%
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.86% for Class A, 1.61% for Class B, 1.61% for Class C, 0.52% for Class I, 0.82% for Class R4, 0.86% for Class W and 0.61% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Limited Duration Credit Fund) Columbia Limited Duration Credit Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Limited Duration Credit Fund Class A	Class A (whether or not shares are redeemed)	385	591	815	1,459
Columbia Limited Duration Credit Fund Class B	Class B (if shares are redeemed)	664	834	1,128	1,837
Columbia Limited Duration Credit Fund Class C	Class C (if shares are redeemed)	264	534	928	2,036
Columbia Limited Duration Credit Fund Class I	Class I (whether or not shares are redeemed)	53	186	332	757
Columbia Limited Duration Credit Fund Class R4	Class R4 (whether or not shares are redeemed)	84	281	496	1,116
Columbia Limited Duration Credit Fund Class W	Class W (whether or not shares are redeemed)	88	300	531	1,195
Columbia Limited Duration Credit Fund Class Z	Class Z (whether or not shares are redeemed)	62	222	395	899

Expense Example, No Redemption (Columbia Limited Duration Credit Fund) Columbia Limited Duration Credit Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Limited Duration Credit Fund Class B	Class B (if shares are not redeemed)	164	534	928	1,837
Columbia Limited Duration Credit Fund Class C	Class C (if shares are not redeemed)	164	534	928	2,036

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds and agency, sovereign, supranational and local authority bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Mid Cap Growth Opportunity Fund
INVESTMENT OBJECTIVE
Columbia Mid Cap Growth Opportunity Fund (the Fund) seeks to provide shareholders with growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges - Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Mid Cap Growth Opportunity Fund) Columbia Mid Cap Growth Opportunity Fund	Columbia Mid Cap Growth Opportunity Fund Class A	Columbia Mid Cap Growth Opportunity Fund Class B	Columbia Mid Cap Growth Opportunity Fund Class C	Columbia Mid Cap Growth Opportunity Fund Class I	Columbia Mid Cap Growth Opportunity Fund Class R	Columbia Mid Cap Growth Opportunity Fund Class R3	Columbia Mid Cap Growth Opportunity Fund Class R4	Columbia Mid Cap Growth Opportunity Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Mid Cap Growth Opportunity Fund) Columbia Mid Cap Growth Opportunity Fund		Columbia Mid Cap Growth Opportunity Fund Class A	Columbia Mid Cap Growth Opportunity Fund Class B	Columbia Mid Cap Growth Opportunity Fund Class C	Columbia Mid Cap Growth Opportunity Fund Class I	Columbia Mid Cap Growth Opportunity Fund Class R	Columbia Mid Cap Growth Opportunity Fund Class R3	Columbia Mid Cap Growth Opportunity Fund Class R4	Columbia Mid Cap Growth Opportunity Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class Z
Management fees	[1]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none
Other expenses		0.35%	0.35%	0.35%	0.10%	0.35%	0.40%	0.40%	0.35%
Total annual fund operating expenses		1.30%	2.05%	2.05%	0.80%	1.55%	1.35%	1.10%	1.05%
Less: Fee waiver/expense reimbursement	[2]	(0.02%)	(0.02%)	(0.02%)	none	(0.02%)	none	none	(0.02%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	1.28%	2.03%	2.03%	0.80%	1.53%	1.35%	1.10%	1.03%
[1]	The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. See "Fund Management and Compensation" for more information.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Jan. 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.28% for Class A, 2.03% for Class B, 2.03% for Class C, 0.84% for Class I, 1.53% for Class R, 1.39% for Class R3, 1.14% for Class R4 and 1.03% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Mid Cap Growth Opportunity Fund) Columbia Mid Cap Growth Opportunity Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Mid Cap Growth Opportunity Fund Class A	Class A (whether or not shares are redeemed)	698	963	1,247	2,059
Columbia Mid Cap Growth Opportunity Fund Class B	Class B (if shares are redeemed)	706	942	1,304	2,193
Columbia Mid Cap Growth Opportunity Fund Class C	Class C (if shares are redeemed)	306	642	1,104	2,386
Columbia Mid Cap Growth Opportunity Fund Class I	Class I (whether or not shares are redeemed)	82	257	447	997
Columbia Mid Cap Growth Opportunity Fund Class R	Class R (whether or not shares are redeemed)	156	489	845	1,852
Columbia Mid Cap Growth Opportunity Fund Class R3	Class R3 (whether or not shares are redeemed)	138	429	742	1,632
Columbia Mid Cap Growth Opportunity Fund Class R4	Class R4 (whether or not shares are redeemed)	112	351	609	1,348
Columbia Mid Cap Growth Opportunity Fund Class Z	Class Z (whether or not shares are redeemed)	105	333	580	1,289

Expense Example, No Redemption (Columbia Mid Cap Growth Opportunity Fund) Columbia Mid Cap Growth Opportunity Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Mid Cap Growth Opportunity Fund Class B	Class B (if shares are not redeemed)	206	642	1,104	2,193
Columbia Mid Cap Growth Opportunity Fund Class C	Class C (if shares are not redeemed)	206	642	1,104	2,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investing purposes) at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Columbia Management Investment Advisers, LLC (the investment manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included within the Index was $752 million to $21.5 billion as of December 31, 2010. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Mid Cap Value Opportunity Fund
INVESTMENT OBJECTIVE
Columbia Mid Cap Value Opportunity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Mid Cap Value Opportunity Fund) Columbia Mid Cap Value Opportunity Fund	Columbia Mid Cap Value Opportunity Fund Class A	Columbia Mid Cap Value Opportunity Fund Class B	Columbia Mid Cap Value Opportunity Fund Class C	Columbia Mid Cap Value Opportunity Fund Class I	Columbia Mid Cap Value Opportunity Fund Class R	Columbia Mid Cap Value Opportunity Fund Class R3	Columbia Mid Cap Value Opportunity Fund Class R4	Columbia Mid Cap Value Opportunity Fund Class R5	Columbia Mid Cap Value Opportunity Fund Class W	Columbia Mid Cap Value Opportunity Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Mid Cap Value Opportunity Fund) Columbia Mid Cap Value Opportunity Fund		Columbia Mid Cap Value Opportunity Fund Class A	Columbia Mid Cap Value Opportunity Fund Class B	Columbia Mid Cap Value Opportunity Fund Class C	Columbia Mid Cap Value Opportunity Fund Class I	Columbia Mid Cap Value Opportunity Fund Class R	Columbia Mid Cap Value Opportunity Fund Class R3	Columbia Mid Cap Value Opportunity Fund Class R4	Columbia Mid Cap Value Opportunity Fund Class R5	Columbia Mid Cap Value Opportunity Fund Class W	Columbia Mid Cap Value Opportunity Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W	Class Z
Management fees	[1]	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none	0.25%	none
Other expenses		0.29%	0.29%	0.29%	0.07%	0.29%	0.36%	0.36%	0.11%	0.29%	0.29%
Total annual fund operating expenses		1.23%	1.98%	1.98%	0.76%	1.48%	1.30%	1.05%	0.80%	1.23%	0.98%
[1]	The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. See "Fund Management and Compensation" for more information.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Mid Cap Value Opportunity Fund) Columbia Mid Cap Value Opportunity Fund (USD $)	Columbia Mid Cap Value Opportunity Fund Class A	Columbia Mid Cap Value Opportunity Fund Class B	Columbia Mid Cap Value Opportunity Fund Class C	Columbia Mid Cap Value Opportunity Fund Class I	Columbia Mid Cap Value Opportunity Fund Class R	Columbia Mid Cap Value Opportunity Fund Class R3	Columbia Mid Cap Value Opportunity Fund Class R4	Columbia Mid Cap Value Opportunity Fund Class R5	Columbia Mid Cap Value Opportunity Fund Class W	Columbia Mid Cap Value Opportunity Fund Class Z
Expense Example, By Year, Column [Text]	Class A (whether or not shares are redeemed)	Class B (if shares are redeemed)	Class C (if shares are redeemed)	Class I (whether or not shares are redeemed)	Class R (whether or not shares are redeemed)	Class R3 (whether or not shares are redeemed)	Class R4 (whether or not shares are redeemed)	Class R5 (whether or not shares are redeemed)	Class W (whether or not shares are redeemed)	Class Z (whether or not shares are redeemed)
1 year	693	701	301	78	151	132	107	82	125	100
3 years	943	922	622	243	468	412	334	256	391	312
5 years	1,213	1,268	1,068	423	809	714	580	445	677	543
10 years	1,983	2,117	2,311	946	1,774	1,573	1,287	994	1,494	1,206

Expense Example, No Redemption (Columbia Mid Cap Value Opportunity Fund) Columbia Mid Cap Value Opportunity Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Mid Cap Value Opportunity Fund Class B	Class B (if shares are not redeemed)	201	622	1,068	2,117
Columbia Mid Cap Value Opportunity Fund Class C	Class C (if shares are not redeemed)	201	622	1,068	2,311

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. These equity securities generally include common stocks. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell Midcap® Value Index (the Index). The market capitalization range of the companies included within the Index was $251 million to $385 billion as of December 31, 2010. The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund’s net assets may be invested in stocks of smaller or larger companies. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Minnesota Tax-Exempt Fund
INVESTMENT OBJECTIVE
Columbia Minnesota Tax-Exempt Fund (the Fund) seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from Minnesota state and local tax.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Minnesota Tax-Exempt Fund) Columbia Minnesota Tax-Exempt Fund	Columbia Minnesota Tax-Exempt Fund Class A	Columbia Minnesota Tax-Exempt Fund Class B	Columbia Minnesota Tax-Exempt Fund Class C	Columbia Minnesota Tax-Exempt Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Minnesota Tax-Exempt Fund) Columbia Minnesota Tax-Exempt Fund		Columbia Minnesota Tax-Exempt Fund Class A	Columbia Minnesota Tax-Exempt Fund Class B	Columbia Minnesota Tax-Exempt Fund Class C	Columbia Minnesota Tax-Exempt Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class Z
Management fees		0.40%	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none
Other expenses		0.17%	0.17%	0.17%	0.17%
Total annual fund operating expenses		0.82%	1.57%	1.57%	0.57%
Less: Fee waiver/expense reimbursement	[1]	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.79%	1.54%	1.54%	0.54%
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Oct. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.79% for Class A, 1.54% for Class B, 1.54% for Class C and 0.54% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Minnesota Tax-Exempt Fund) Columbia Minnesota Tax-Exempt Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Minnesota Tax-Exempt Fund Class A	Class A (whether or not shares are redeemed)	552	722	907	1,443
Columbia Minnesota Tax-Exempt Fund Class B	Class B (if shares are redeemed)	657	793	1,054	1,668
Columbia Minnesota Tax-Exempt Fund Class C	Class C (if shares are redeemed)	257	493	854	1,871
Columbia Minnesota Tax-Exempt Fund Class Z	Class Z (whether or not shares are redeemed)	55	180	316	715

Expense Example, No Redemption (Columbia Minnesota Tax-Exempt Fund) Columbia Minnesota Tax-Exempt Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Minnesota Tax-Exempt Fund Class B	Class B (if shares are not redeemed)	157	493	854	1,668
Columbia Minnesota Tax-Exempt Fund Class C	Class C (if shares are not redeemed)	157	493	854	1,871

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified mutual fund. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in municipal obligations that are generally exempt from federal income tax as well as from Minnesota state and local income tax. The Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds. The Fund also may invest up to 20% of its net assets in debt obligations whose interest is subject to the alternative minimum tax. Additionally, the Fund may invest up to 25% of its net assets in lower-quality bonds (junk bonds). The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

The investment manager may use derivatives such as inverse variable or floating rate securities, in an effort to produce incremental earnings.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk - Inverse Floaters. Inverse floaters (or inverse variable or floating rate securities) are a type of derivative, long-term fixed income obligation with a variable or floating interest rate that moves in the opposite direction of short-term interest rates. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down). There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features and some may include market-dependent liquidity features which may present greater liquidity risk. Other risks described in this prospectus associated with transactions in inverse floaters include Interest Rate Risk, Credit Risk and Market Risk.

Geographic Concentration Risk. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by state and political sub-divisions of the state, the Fund will be particularly affected by political, economic, regulatory, or other events or conditions in the state in which it invests. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal securities owned by a Fund also may be adversely affected by future changes in U.S. federal or state income tax laws.

High-Yield Securities Risk. The Fund's investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Liquidity Risk. At times, market conditions could result in reduced liquidity for certain securities held by the Fund. Reduced liquidity may make it difficult or impossible to sell the security at a desirable price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Non-Diversification Risk. Compared with a “diversified” Fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Money Market Fund
INVESTMENT OBJECTIVE
Columbia Money Market Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Money Market Fund) Columbia Money Market Fund	Columbia Money Market Fund Class A	Columbia Money Market Fund Class B	Columbia Money Market Fund Class C	Columbia Money Market Fund Class I	Columbia Money Market Fund Class R	Columbia Money Market Fund Class R5	Columbia Money Market Fund Class W	Columbia Money Market Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none	5.00%	1.00%	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Money Market Fund) Columbia Money Market Fund		Columbia Money Market Fund Class A	Columbia Money Market Fund Class B	Columbia Money Market Fund Class C	Columbia Money Market Fund Class I	Columbia Money Market Fund Class R	Columbia Money Market Fund Class R5	Columbia Money Market Fund Class W	Columbia Money Market Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R5	Class W	Class Z
Management fees		0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and/or service (12b-1) fees		0.10%	0.85%	0.75%	none	0.50%	none	0.10%	none
Other expenses		0.37%	0.37%	0.37%	0.10%	0.37%	0.15%	0.37%	0.37%
Total annual fund operating expenses		0.77%	1.52%	1.42%	0.40%	1.17%	0.45%	0.77%	0.67%
Less: Fee waiver/expense reimbursement	[1]	(0.15%)	(0.25%)	(0.15%)	(0.08%)	(0.40%)	(0.08%)	(0.15%)	(0.15%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.62%	1.27%	1.27%	0.32%	0.77%	0.37%	0.62%	0.52%
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.62% for Class A, 1.27% for Class B, 1.27% for Class C, 0.32% for Class I, 0.77% for Class R, 0.37% for Class R5, 0.62% for Class W and 0.52% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Money Market Fund) Columbia Money Market Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Money Market Fund Class A	Class A (whether or not shares are redeemed)	63	231	413	943
Columbia Money Market Fund Class B	Class B (if shares are redeemed)	629	756	1,006	1,591
Columbia Money Market Fund Class C	Class C (if shares are redeemed)	229	435	763	1,693
Columbia Money Market Fund Class I	Class I (whether or not shares are redeemed)	33	121	217	500
Columbia Money Market Fund Class R	Class R (whether or not shares are redeemed)	79	332	606	1,389
Columbia Money Market Fund Class R5	Class R5 (whether or not shares are redeemed)	38	137	245	562
Columbia Money Market Fund Class W	Class W (whether or not shares are redeemed)	63	231	413	943
Columbia Money Market Fund Class Z	Class Z (whether or not shares are redeemed)	53	199	358	823

Expense Example, No Redemption (Columbia Money Market Fund) Columbia Money Market Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Money Market Fund Class B	Class B (if shares are not redeemed)	129	456	806	1,591
Columbia Money Market Fund Class C	Class C (if shares are not redeemed)	129	435	763	1,693

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of  $1.00 per share, capital appreciation is not expected to play a role in the Fund’s return. The Fund’s yield will vary from day-to-day.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Industry Concentration Risk. Investments that are concentrated in a particular industry will make the Fund's portfolio value more susceptible to the events or conditions impacting that particular industry. Because the Fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry.

Interest Rate Risk. A rise in the overall level of interest rates may result in the decline in the prices of fixed income securities held by the Fund. Falling interest rates may result in a decline in the Fund’s income and yield. The Fund’s yield will vary and there is no guarantee of positive net yield.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it is currently earning.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Multi-Advisor International Value Fund
INVESTMENT OBJECTIVE
Columbia Multi-Advisor International Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Multi-Advisor International Value Fund) Columbia Multi-Advisor International Value Fund	Columbia Multi-Advisor International Value Fund Class A	Columbia Multi-Advisor International Value Fund Class B	Columbia Multi-Advisor International Value Fund Class C	Columbia Multi-Advisor International Value Fund Class I	Columbia Multi-Advisor International Value Fund Class R4	Columbia Multi-Advisor International Value Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R4	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Multi-Advisor International Value Fund) Columbia Multi-Advisor International Value Fund		Columbia Multi-Advisor International Value Fund Class A	Columbia Multi-Advisor International Value Fund Class B	Columbia Multi-Advisor International Value Fund Class C	Columbia Multi-Advisor International Value Fund Class I	Columbia Multi-Advisor International Value Fund Class R4	Columbia Multi-Advisor International Value Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R4	Class Z
Management fees	[1]	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	none
Other expenses		0.52%	0.52%	0.52%	0.16%	0.46%	0.52%
Total annual fund operating expenses		1.64%	2.39%	2.39%	1.03%	1.33%	1.39%
[1]	The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. See "Fund Management and Compensation" for more information.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Multi-Advisor International Value Fund) Columbia Multi-Advisor International Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Multi-Advisor International Value Fund Class A	Class A (whether or not shares are redeemed)	732	1,063	1,416	2,412
Columbia Multi-Advisor International Value Fund Class B	Class B (if shares are redeemed)	742	1,046	1,476	2,544
Columbia Multi-Advisor International Value Fund Class C	Class C (if shares are redeemed)	342	746	1,276	2,731
Columbia Multi-Advisor International Value Fund Class I	Class I (whether or not shares are redeemed)	105	328	570	1,264
Columbia Multi-Advisor International Value Fund Class R4	Class R4 (whether or not shares are redeemed)	135	422	730	1,606
Columbia Multi-Advisor International Value Fund Class Z	Class Z (whether or not shares are redeemed)	142	440	761	1,674

Expense Example, No Redemption (Columbia Multi-Advisor International Value Fund) Columbia Multi-Advisor International Value Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Multi-Advisor International Value Fund Class B	Class B (if shares are not redeemed)	242	746	1,276	2,544
Columbia Multi-Advisor International Value Fund Class C	Class C (if shares are not redeemed)	242	746	1,276	2,731

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. These equity securities generally include common stocks. The Fund may invest in both developed and emerging markets.

Columbia Management Investment Advisers, LLC (the investment manager) is responsible for oversight of the Fund's subadvisers, AllianceBernstein L.P. (AllianceBernstein), Mondrian Investment Partners Limited (Mondrian) and Tradewinds Global Investors, LLC (Tradewinds) (the Subadvisers), which provide day-to-day management for the Fund. The investment manager, subject to the oversight of the Fund's Board of Trustees (Board), decides the proportion of the Fund assets to be managed by each Subadviser, and may change these proportions at any time. The investment manager currently intends to allocate a majority of the Fund's assets to AllianceBernstein, although this could change at any time. Each of the Subadvisers acts independently of the other and uses its own methodology for selecting stocks.

AllianceBernstein

AllianceBernstein uses a value-oriented approach to buy and sell decisions that is disciplined, centralized and highly systematic.

AllianceBernstein may use foreign currency futures contracts or foreign currency forward contracts, with terms of up to one year in an effort to hedge existing positions, interest rate fluctuations or currency fluctuations, or to produce incremental earnings. AllianceBernstein also may purchase foreign currency for immediate settlement in order to purchase foreign securities. AllianceBernstein may use stock index futures to equitize (gain market exposure) temporary and transactional cash balances.

Mondrian

Mondrian is an active, value-oriented, defensive manager that emphasizes small-cap opportunities for the Fund. Mondrian considers small cap opportunities to be companies whose market capitalization falls within the range of companies in the Morgan Stanley Capital International (MSCI) World Ex-U.S. Small Cap Index. The MSCI World Ex-U.S. Small Cap Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 22 global developed markets, excluding the U.S. Mondrian then uses a quantitative screen as well as other security ideas to derive a smaller number of companies on which it will make use of a three-stage process to determine (i) whether an existing security will remain or will be removed from the Fund and (ii) whether a new security will be purchased for the Fund.

Mondrian may use foreign currency forward contracts, with terms of up to three months on a rolling basis, in an effort to defensively hedge the currency of existing positions. Mondrian also may purchase foreign currency for immediate settlement in order to purchase foreign securities.

Tradewinds

Tradewinds uses an active, research-driven, fundamentals-based, value-oriented process. Tradewinds’ stock selection process identifies an initial universe of companies with market capitalizations of greater than  $1 billion. Those companies are closely monitored within their respective industries and, based on various quantitative measures (such as price-to earnings, price-to-book value, price-to-sales, price-to-net present value, price-to-free cash flow, sustainable dividend yield and price to liquidation/ replacement value) and qualitative analysis (such as understanding franchise quality, management strength, corporate strategy, barriers-to-entry, shareholder value orientation, operating and industry fundamentals and competitive advantage), the universe of companies is reduced. Following this process, Tradewinds selects securities for the Fund, further evaluating the Fund's industry/ sector exposure and liquidity/ability to execute.

In accordance with the same principles that are utilized to evaluate the selection of securities, a security becomes a candidate for sale when risk-reward characteristics change.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk - Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund's hedging strategy may be unable to achieve its objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund's forward foreign currency contracts may limit the Fund's investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Multi-Adviser Risk. The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement that of the other subadviser(s). As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Multi-Advisor Small Cap Value Fund
INVESTMENT OBJECTIVE
Columbia Multi-Advisor Small Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Multi-Advisor Small Cap Value Fund) Columbia Multi-Advisor Small Cap Value Fund	Columbia Multi-Advisor Small Cap Value Fund Class A	Columbia Multi-Advisor Small Cap Value Fund Class B	Columbia Multi-Advisor Small Cap Value Fund Class C	Columbia Multi-Advisor Small Cap Value Fund Class I	Columbia Multi-Advisor Small Cap Value Fund Class R	Columbia Multi-Advisor Small Cap Value Fund Class R3	Columbia Multi-Advisor Small Cap Value Fund Class R4	Columbia Multi-Advisor Small Cap Value Fund Class R5	Columbia Multi-Advisor Small Cap Value Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Multi-Advisor Small Cap Value Fund) Columbia Multi-Advisor Small Cap Value Fund		Columbia Multi-Advisor Small Cap Value Fund Class A	Columbia Multi-Advisor Small Cap Value Fund Class B	Columbia Multi-Advisor Small Cap Value Fund Class C	Columbia Multi-Advisor Small Cap Value Fund Class I	Columbia Multi-Advisor Small Cap Value Fund Class R	Columbia Multi-Advisor Small Cap Value Fund Class R3	Columbia Multi-Advisor Small Cap Value Fund Class R4	Columbia Multi-Advisor Small Cap Value Fund Class R5	Columbia Multi-Advisor Small Cap Value Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class Z
Management fees	[1]	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none	none
Other expenses		0.46%	0.46%	0.46%	0.15%	0.46%	0.46%	0.45%	0.20%	0.46%
Acquired fund fees and expenses		0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total annual fund operating expenses		1.70%	2.45%	2.45%	1.14%	1.95%	1.70%	1.44%	1.19%	1.45%
Less: Fee waiver/expense reimbursement	[2]	(0.17%)	(0.15%)	(0.16%)	(0.06%)	(0.07%)	(0.07%)	(0.06%)	(0.06%)	(0.12%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	1.53%	2.30%	2.29%	1.08%	1.88%	1.63%	1.38%	1.13%	1.33%
[1]	The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. See "Fund Management and Compensation" for more information.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until July 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.50% for Class A, 2.27% for Class B, 2.26% for Class C, 1.05% for Class I, 1.85% for Class R, 1.60% for Class R3, 1.35% for Class R4, 1.10% for Class R5 and 1.30% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Multi-Advisor Small Cap Value Fund) Columbia Multi-Advisor Small Cap Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Multi-Advisor Small Cap Value Fund Class A	Class A (whether or not shares are redeemed)	722	1,065	1,431	2,460
Columbia Multi-Advisor Small Cap Value Fund Class B	Class B (if shares are redeemed)	733	1,050	1,493	2,593
Columbia Multi-Advisor Small Cap Value Fund Class C	Class C (if shares are redeemed)	332	749	1,292	2,778
Columbia Multi-Advisor Small Cap Value Fund Class I	Class I (whether or not shares are redeemed)	110	357	623	1,386
Columbia Multi-Advisor Small Cap Value Fund Class R	Class R (whether or not shares are redeemed)	191	606	1,047	2,274
Columbia Multi-Advisor Small Cap Value Fund Class R3	Class R3 (whether or not shares are redeemed)	166	529	917	2,008
Columbia Multi-Advisor Small Cap Value Fund Class R4	Class R4 (whether or not shares are redeemed)	140	450	782	1,724
Columbia Multi-Advisor Small Cap Value Fund Class R5	Class R5 (whether or not shares are redeemed)	115	372	650	1,443
Columbia Multi-Advisor Small Cap Value Fund Class Z	Class Z (whether or not shares are redeemed)	135	447	782	1,730

Expense Example, No Redemption (Columbia Multi-Advisor Small Cap Value Fund) Columbia Multi-Advisor Small Cap Value Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Multi-Advisor Small Cap Value Fund Class B	Class B (if shares are not redeemed)	233	750	1,293	2,593
Columbia Multi-Advisor Small Cap Value Fund Class C	Class C (if shares are not redeemed)	232	749	1,292	2,778

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to  $2.5 billion or that fall within the range of the Russell 2000® Value Index (Index). The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. The Fund may invest in any types of securities, including common stocks and Depository Receipts.

Columbia Management Investment Advisers, LLC (Columbia Management or the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers, Barrow, Hanley, Mewhinney and Strauss, LLC (Barrow Hanley), Donald Smith and Co., Inc. (Donald Smith), Metropolitan West Capital Management, LLC (MetWest Capital) and Turner Investment Partners, Inc. (Turner) (the Subadvisers), which provide day-to-day portfolio management for the Fund. Columbia Management, subject to the oversight of the Fund’s Board of Directors (Board), decides the proportion of the Fund’s assets to be managed by each Subadviser, and may change these proportions at any time. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities. Although this strategy seeks to identify companies with market capitalizations in the range of the Index, the Fund may hold or buy stock in a company that is not included in the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in currency and the risks associated with less developed custody and settlement practices.

Small Company Risk. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Select Large-Cap Value Fund
INVESTMENT OBJECTIVE
Columbia Select Large-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Select Large-Cap Value Fund) Columbia Select Large-Cap Value Fund	Columbia Select Large-Cap Value Fund-Class A	Columbia Select Large-Cap Value Fund-Class B	Columbia Select Large-Cap Value Fund-Class C	Columbia Select Large-Cap Value Fund-Class I	Columbia Select Large-Cap Value Fund-Class R	Columbia Select Large-Cap Value Fund-Class R4	Columbia Select Large-Cap Value Fund-Class R5	Columbia Select Large-Cap Value Fund-Class W	Columbia Select Large-Cap Value Fund-Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Select Large-Cap Value Fund) Columbia Select Large-Cap Value Fund	Columbia Select Large-Cap Value Fund-Class A	Columbia Select Large-Cap Value Fund-Class B	Columbia Select Large-Cap Value Fund-Class C	Columbia Select Large-Cap Value Fund-Class I	Columbia Select Large-Cap Value Fund-Class R	Columbia Select Large-Cap Value Fund-Class R4	Columbia Select Large-Cap Value Fund-Class R5	Columbia Select Large-Cap Value Fund-Class W	Columbia Select Large-Cap Value Fund-Class Z
Operating Expenses Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	none	0.50%	none	none	0.25%	none
Other expenses	0.35%	0.35%	0.35%	0.17%	0.35%	0.46%	0.21%	0.35%	0.35%
Total annual fund operating expenses	1.36%	2.11%	2.11%	0.93%	1.61%	1.22%	0.97%	1.36%	1.11%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Select Large-Cap Value Fund) Columbia Select Large-Cap Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Select Large-Cap Value Fund-Class A	Class A (whether or not shares are redeemed)	706	981	1,278	2,121
Columbia Select Large-Cap Value Fund-Class B	Class B (if shares are redeemed)	714	961	1,335	2,254
Columbia Select Large-Cap Value Fund-Class C	Class C (if shares are redeemed)	314	661	1,135	2,446
Columbia Select Large-Cap Value Fund-Class I	Class I (whether or not shares are redeemed)	95	297	516	1,147
Columbia Select Large-Cap Value Fund-Class R	Class R (whether or not shares are redeemed)	164	508	877	1,916
Columbia Select Large-Cap Value Fund-Class R4	Class R4 (whether or not shares are redeemed)	124	387	671	1,482
Columbia Select Large-Cap Value Fund-Class R5	Class R5 (whether or not shares are redeemed)	99	309	537	1,194
Columbia Select Large-Cap Value Fund-Class W	Class W (whether or not shares are redeemed)	138	431	746	1,640
Columbia Select Large-Cap Value Fund-Class Z	Class Z (whether or not shares are redeemed)	113	353	612	1,356

Expense Example, No Redemption (Columbia Select Large-Cap Value Fund) Columbia Select Large-Cap Value Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Select Large-Cap Value Fund-Class B	Class B (if shares are not redeemed)	214	661	1,135	2,254
Columbia Select Large-Cap Value Fund-Class C	Class C (if shares are not redeemed)	214	661	1,135	2,446

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with large market capitalizations ( $4 billion or more) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers. The investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company’s business cycle, and/or a catalyst for increase in the rate of the company’s earnings growth. The Fund may hold a small number of securities because the investment manager believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Select Smaller-Cap Value Fund
INVESTMENT OBJECTIVE
Columbia Select Smaller-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Select Smaller-Cap Value Fund) Columbia Select Smaller-Cap Value Fund	Columbia Select Smaller-Cap Value Fund-Class A	Columbia Select Smaller-Cap Value Fund-Class B	Columbia Select Smaller-Cap Value Fund-Class C	Columbia Select Smaller-Cap Value Fund-Class I	Columbia Select Smaller-Cap Value Fund-Class R	Columbia Select Smaller-Cap Value Fund-Class R4	Columbia Select Smaller-Cap Value Fund-Class R5	Columbia Select Smaller-Cap Value Fund-Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Select Smaller-Cap Value Fund) Columbia Select Smaller-Cap Value Fund		Columbia Select Smaller-Cap Value Fund-Class A	Columbia Select Smaller-Cap Value Fund-Class B	Columbia Select Smaller-Cap Value Fund-Class C	Columbia Select Smaller-Cap Value Fund-Class I	Columbia Select Smaller-Cap Value Fund-Class R	Columbia Select Smaller-Cap Value Fund-Class R4	Columbia Select Smaller-Cap Value Fund-Class R5	Columbia Select Smaller-Cap Value Fund-Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class Z
Management fees		0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	none	none
Other expenses		0.52%	0.52%	0.52%	0.23%	0.52%	0.52%	0.27%	0.52%
Total annual fund operating expenses		1.71%	2.46%	2.46%	1.17%	1.96%	1.46%	1.21%	1.46%
Less: Fee waiver/expense reimbursement	[1]	(0.38%)	(0.36%)	(0.37%)	(0.29%)	(0.29%)	(0.29%)	(0.29%)	(0.29%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	1.33%	2.10%	2.09%	0.88%	1.67%	1.17%	0.92%	1.17%
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until March 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.33% for Class A, 2.10% for Class B, 2.09% for Class C, 0.88% for Class I, 1.68% for Class R, 1.18% for Class R4, 0.93% for Class R5 and 1.20% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Select Smaller-Cap Value Fund) Columbia Select Smaller-Cap Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Select Smaller-Cap Value Fund-Class A	Class A (whether or not shares are redeemed)	703	1,048	1,417	2,454
Columbia Select Smaller-Cap Value Fund-Class B	Class B (if shares are redeemed)	713	1,033	1,479	2,587
Columbia Select Smaller-Cap Value Fund-Class C	Class C (if shares are redeemed)	312	732	1,278	2,773
Columbia Select Smaller-Cap Value Fund-Class I	Class I (whether or not shares are redeemed)	90	343	617	1,400
Columbia Select Smaller-Cap Value Fund-Class R	Class R (whether or not shares are redeemed)	170	588	1,032	2,267
Columbia Select Smaller-Cap Value Fund-Class R4	Class R4 (whether or not shares are redeemed)	119	434	771	1,727
Columbia Select Smaller-Cap Value Fund-Class R5	Class R5 (whether or not shares are redeemed)	94	356	638	1,445
Columbia Select Smaller-Cap Value Fund-Class Z	Class Z (whether or not shares are redeemed)	119	434	771	1,727

Expense Example, No Redemption (Columbia Select Smaller-Cap Value Fund) Columbia Select Smaller-Cap Value Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Select Smaller-Cap Value Fund-Class B	Class B (if shares are not redeemed)	213	733	1,279	2,587
Columbia Select Smaller-Cap Value Fund-Class C	Class C (if shares are not redeemed)	212	732	1,278	2,773

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with smaller market capitalizations ( $3 billion or less) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers. The Fund may invest up to 25% of its net assets in foreign investments. The investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company’s business cycle, and/or a catalyst for increase in the rate of the company’s earnings growth. The Fund may hold a small number of securities because the investment manager believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Company Risk. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Seligman Communications and Information Fund
INVESTMENT OBJECTIVE
Columbia Seligman Communications and Information Fund (the Fund) seeks to provide shareholders with capital gain.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Seligman Communications and Information Fund) Columbia Seligman Communications and Information Fund	Columbia Seligman Communications and Information Fund Class A	Columbia Seligman Communications and Information Fund Class B	Columbia Seligman Communications and Information Fund Class C	Columbia Seligman Communications and Information Fund Class I	Columbia Seligman Communications and Information Fund Class R	Columbia Seligman Communications and Information Fund Class R3	Columbia Seligman Communications and Information Fund Class R4	Columbia Seligman Communications and Information Fund Class R5	Columbia Seligman Communications and Information Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Seligman Communications and Information Fund) Columbia Seligman Communications and Information Fund	Columbia Seligman Communications and Information Fund Class A	Columbia Seligman Communications and Information Fund Class B	Columbia Seligman Communications and Information Fund Class C	Columbia Seligman Communications and Information Fund Class I	Columbia Seligman Communications and Information Fund Class R	Columbia Seligman Communications and Information Fund Class R3	Columbia Seligman Communications and Information Fund Class R4	Columbia Seligman Communications and Information Fund Class R5	Columbia Seligman Communications and Information Fund Class Z
Operating Expenses Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class Z
Management fees	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none	none
Other expenses	0.26%	0.26%	0.26%	0.10%	0.26%	0.39%	0.39%	0.14%	0.26%
Total annual fund operating expenses	1.37%	2.12%	2.12%	0.96%	1.62%	1.50%	1.25%	1.00%	1.12%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Seligman Communications and Information Fund) Columbia Seligman Communications and Information Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Seligman Communications and Information Fund Class A	Class A (whether or not shares are redeemed)	706	983	1,280	2,126
Columbia Seligman Communications and Information Fund Class B	Class B (if shares are redeemed)	715	963	1,337	2,259
Columbia Seligman Communications and Information Fund Class C	Class C (if shares are redeemed)	315	663	1,137	2,451
Columbia Seligman Communications and Information Fund Class I	Class I (whether or not shares are redeemed)	97	305	529	1,177
Columbia Seligman Communications and Information Fund Class R	Class R (whether or not shares are redeemed)	164	510	880	1,922
Columbia Seligman Communications and Information Fund Class R3	Class R3 (whether or not shares are redeemed)	152	473	817	1,790
Columbia Seligman Communications and Information Fund Class R4	Class R4 (whether or not shares are redeemed)	127	395	685	1,511
Columbia Seligman Communications and Information Fund Class R5	Class R5 (whether or not shares are redeemed)	101	317	551	1,223
Columbia Seligman Communications and Information Fund Class Z	Class Z (whether or not shares are redeemed)	114	356	618	1,368

Expense Example, No Redemption (Columbia Seligman Communications and Information Fund) Columbia Seligman Communications and Information Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Seligman Communications and Information Fund Class B	Class B (if shares are not redeemed)	215	663	1,137	2,259
Columbia Seligman Communications and Information Fund Class C	Class C (if shares are not redeemed)	215	663	1,137	2,451

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities of companies operating in the communications, information and related industries. Accordingly, the Fund invests in companies operating in the information technology and telecommunications sectors as well as those in the media industry. In addition, as noted above, the Fund may invest in related industries, which provides the Fund with broad investment flexibility to invest in any industry and many of the issuers in which the Fund invests are technology and technology-related companies. These technology and technology-related companies may include companies operating in any industry, including but not limited to software, hardware, health care, medical technology and technology services, such as the internet. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in securities of large companies that are well established and can be expected to grow with the market. The Fund may also invest in small-to-medium size companies that the investment manager believes provide opportunities to benefit from the rapidly changing technologies and the expansion of the communications, information and related industries. These securities generally include common stocks.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. The principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Concentration Risk. The Fund concentrates its investments in companies in the communications, information and related industries. The market prices of these stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. Therefore, the Fund may be susceptible to factors affecting these industries and the Fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. The rapid pace of change within many of these industries tends to create a more volatile operating environment than in other industries.

Sector Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Seligman Global Technology Fund
INVESTMENT OBJECTIVE
Columbia Seligman Global Technology Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Seligman Global Technology Fund) Columbia Seligman Global Technology Fund	Columbia Seligman Global Technology Fund - Class A	Columbia Seligman Global Technology Fund - Class B	Columbia Seligman Global Technology Fund - Class C	Columbia Seligman Global Technology Fund - Class I	Columbia Seligman Global Technology Fund - Class R	Columbia Seligman Global Technology Fund - Class R4	Columbia Seligman Global Technology Fund - Class R5	Columbia Seligman Global Technology Fund - Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Seligman Global Technology Fund) Columbia Seligman Global Technology Fund	Columbia Seligman Global Technology Fund - Class A	Columbia Seligman Global Technology Fund - Class B	Columbia Seligman Global Technology Fund - Class C	Columbia Seligman Global Technology Fund - Class I	Columbia Seligman Global Technology Fund - Class R	Columbia Seligman Global Technology Fund - Class R4	Columbia Seligman Global Technology Fund - Class R5	Columbia Seligman Global Technology Fund - Class Z
Operating Expenses Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class Z
Management fees	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	none	0.50%	none	none	none
Other expenses	0.46%	0.46%	0.46%	0.22%	0.46%	0.52%	0.27%	0.46%
Total annual fund operating expenses	1.66%	2.41%	2.41%	1.17%	1.91%	1.47%	1.22%	1.41%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Seligman Global Technology Fund) Columbia Seligman Global Technology Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Seligman Global Technology Fund - Class A	Class A (whether or not shares are redeemed)	734	1,069	1,426	2,432
Columbia Seligman Global Technology Fund - Class B	Class B (if shares are redeemed)	744	1,052	1,486	2,564
Columbia Seligman Global Technology Fund - Class C	Class C (if shares are redeemed)	344	752	1,286	2,751
Columbia Seligman Global Technology Fund - Class I	Class I (whether or not shares are redeemed)	119	372	645	1,425
Columbia Seligman Global Technology Fund - Class R	Class R (whether or not shares are redeemed)	194	600	1,033	2,238
Columbia Seligman Global Technology Fund - Class R4	Class R4 (whether or not shares are redeemed)	150	465	804	1,762
Columbia Seligman Global Technology Fund - Class R5	Class R5 (whether or not shares are redeemed)	124	387	671	1,482
Columbia Seligman Global Technology Fund - Class Z	Class Z (whether or not shares are redeemed)	144	447	772	1,696

Expense Example, No Redemption (Columbia Seligman Global Technology Fund) Columbia Seligman Global Technology Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Seligman Global Technology Fund - Class B	Class B (if shares are not redeemed)	244	752	1,286	2,564
Columbia Seligman Global Technology Fund - Class C	Class C (if shares are not redeemed)	244	752	1,286	2,751

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund generally invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. For these purposes, technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in companies domiciled in any country which the investment manager believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size, and the Fund may invest in these companies as well.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Sector Risk. The Fund may invest significantly in securities of companies primarily engaged in the technology, media or telecommunications sectors. This may result in greater fluctuations in value than would be the case for a fund invested in a wider variety of industries.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Technology and Technology-Related Investment Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Strategic Allocation Fund
INVESTMENT OBJECTIVE
Columbia Strategic Allocation Fund (the Fund) seeks to provide shareholders maximum total return through a combination of growth of capital and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Strategic Allocation Fund) Columbia Strategic Allocation Fund	Columbia Strategic Allocation Fund Class A	Columbia Strategic Allocation Fund Class B	Columbia Strategic Allocation Fund Class C	Columbia Strategic Allocation Fund Class I	Columbia Strategic Allocation Fund Class R	Columbia Strategic Allocation Fund Class R4	Columbia Strategic Allocation Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Strategic Allocation Fund) Columbia Strategic Allocation Fund		Columbia Strategic Allocation Fund Class A	Columbia Strategic Allocation Fund Class B	Columbia Strategic Allocation Fund Class C	Columbia Strategic Allocation Fund Class I	Columbia Strategic Allocation Fund Class R	Columbia Strategic Allocation Fund Class R4	Columbia Strategic Allocation Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R	Class R4	Class Z
Management fees	[1]	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	none
Other expenses		0.32%	0.32%	0.32%	0.13%	0.32%	0.43%	0.32%
Acquired fund fees and expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses		1.15%	1.90%	1.90%	0.71%	1.40%	1.01%	0.90%
[1]	The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. See "Fund Management and Compensation" for more information.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Strategic Allocation Fund) Columbia Strategic Allocation Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Strategic Allocation Fund Class A	Class A (whether or not shares are redeemed)	685	920	1,172	1,897
Columbia Strategic Allocation Fund Class B	Class B (if shares are redeemed)	693	897	1,227	2,031
Columbia Strategic Allocation Fund Class C	Class C (if shares are redeemed)	293	597	1,027	2,227
Columbia Strategic Allocation Fund Class I	Class I (whether or not shares are redeemed)	73	227	396	886
Columbia Strategic Allocation Fund Class R	Class R (whether or not shares are redeemed)	143	443	767	1,685
Columbia Strategic Allocation Fund Class R4	Class R4 (whether or not shares are redeemed)	103	322	559	1,241
Columbia Strategic Allocation Fund Class Z	Class Z (whether or not shares are redeemed)	92	287	499	1,112

Expense Example, No Redemption (Columbia Strategic Allocation Fund) Columbia Strategic Allocation Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Strategic Allocation Fund Class B	Class B (if shares are not redeemed)	193	597	1,027	2,031
Columbia Strategic Allocation Fund Class C	Class C (if shares are not redeemed)	193	597	1,027	2,227

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets primarily are allocated among nine different investment categories. The fixed income investment categories include: U.S. investment grade bonds, international bonds, emerging market bonds, U.S. high yield bonds and cash or cash equivalents. The equity investment categories currently include: emerging markets equities, international developed market equities, U.S. mid and small cap equities and U.S. large cap equities. These equity securities generally include common stocks.

Columbia Management Investment Advisers, LLC (the investment manager) uses proprietary, quantitative models to determine the portion of the Fund's assets to be invested in each asset class. These models take into account various measures of the mean reversion (the tendency for an asset class or an investment category to return to its long-term historical average) and momentum (the tendency of an asset class or an investment category with good recent performance to continue that trend) of different asset classes. Prior to making an asset allocation change, the investment manager performs a qualitative review of the models' recommendations. Typically, tactical asset allocation changes will be made monthly to refine the Fund's positioning. Tactical allocation is an active management portfolio strategy that reoptimizes (rebalances) the percentage of assets held in each asset class in an effort to take advantage of forecasted relative asset class returns.

The Fund may invest up to 50% of its net assets in foreign investments, which may include emerging markets, and up to 15% of its total assets in below investment-grade debt securities (junk bonds).

The day-to-day allocation of investments will remain within the ranges selected by the investment manager. As of the end of the most recent fiscal year, the ranges selected by the investment manager are:

Asset Class	Investment Category	Range

U.S. equity securities	U.S. mid and small cap equities	25-75%
U.S. large cap equities
U.S. and foreign debt securities	U.S. investment grade bonds	10-50%
International bonds
Emerging markets bonds
U.S. high yield bonds
Foreign equity securities	Emerging markets equities	0-50%
International developed market equities
Cash	Cash and cash equivalents	0-30%

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

The investment manager may use derivatives such as forward foreign currency contracts in an effort to produce incremental earnings or to hedge existing positions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk - Forward Foreign Currency Contracts. The Fund may enter into forward foreign contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund's hedging strategy may be unable to achieve its objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund's forward foreign currency contracts may limit the Fund's investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund's investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia U.S. Government Mortgage Fund
INVESTMENT OBJECTIVE
Columbia U.S. Government Mortgage Fund (the Fund) seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia U.S. Government Mortgage Fund) Columbia U.S. Government Mortgage Fund	Columbia U.S. Government Mortgage Fund Class A	Columbia U.S. Government Mortgage Fund Class B	Columbia U.S. Government Mortgage Fund Class C	Columbia U.S. Government Mortgage Fund Class I	Columbia U.S. Government Mortgage Fund Class R4	Columbia U.S. Government Mortgage Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R4	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia U.S. Government Mortgage Fund) Columbia U.S. Government Mortgage Fund		Columbia U.S. Government Mortgage Fund Class A	Columbia U.S. Government Mortgage Fund Class B	Columbia U.S. Government Mortgage Fund Class C	Columbia U.S. Government Mortgage Fund Class I	Columbia U.S. Government Mortgage Fund Class R4	Columbia U.S. Government Mortgage Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I	Class R4	Class Z
Management fees		0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	none
Other expenses		0.34%	0.34%	0.34%	0.14%	0.45%	0.34%
Total annual fund operating expenses		1.07%	1.82%	1.82%	0.62%	0.93%	0.82%
Less: Fee waiver/expense reimbursement	[1]	(0.18%)	(0.17%)	(0.18%)	(0.14%)	(0.15%)	(0.14%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.89%	1.65%	1.64%	0.48%	0.78%	0.68%
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until July 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.89% for Class A, 1.65% for Class B, 1.64% for Class C, 0.48% for Class I, 0.78% for Class R4 and 0.69% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia U.S. Government Mortgage Fund) Columbia U.S. Government Mortgage Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia U.S. Government Mortgage Fund Class A	Class A (whether or not shares are redeemed)	562	782	1,021	1,708
Columbia U.S. Government Mortgage Fund Class B	Class B (if shares are redeemed)	668	856	1,170	1,931
Columbia U.S. Government Mortgage Fund Class C	Class C (if shares are redeemed)	267	555	969	2,128
Columbia U.S. Government Mortgage Fund Class I	Class I (whether or not shares are redeemed)	49	185	333	764
Columbia U.S. Government Mortgage Fund Class R4	Class R4 (whether or not shares are redeemed)	80	282	501	1,134
Columbia U.S. Government Mortgage Fund Class Z	Class Z (whether or not shares are redeemed)	69	248	442	1,005

Expense Example, No Redemption (Columbia U.S. Government Mortgage Fund) Columbia U.S. Government Mortgage Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia U.S. Government Mortgage Fund Class B	Class B (if shares are not redeemed)	168	556	970	1,931
Columbia U.S. Government Mortgage Fund Class C	Class C (if shares are not redeemed)	167	555	969	2,128

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. This includes, but is not limited to Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the United States; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

In pursuit of the Fund’s objectives, the Fund’s investment manager (Columbia Management Investment Advisers, LLC) chooses investments by reviewing the relative value within the U.S. Government mortgage sector, the interest rate outlook and the yield curve.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether the interest rate or economic outlook changes, the security is overvalued relative to alternative investments, a more attractive opportunity exists and/or the issuer or the security continues to meet the other standards described above.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers (or Subadvisers) may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of the Fund
INVESTMENT OBJECTIVE

Columbia Income Builder Fund (Income Builder Fund or the Fund) seeks to provide shareholders with a high level of current income and growth of capital.

Investments are made through investments in underlying funds.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges - Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Income Builder Fund) Columbia Income Builder Fund	Columbia Income Builder Fund Class A	Columbia Income Builder Fund Class B	Columbia Income Builder Fund Class C	Columbia Income Builder Fund Class R	Columbia Income Builder Fund Class R4	Columbia Income Builder Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class R	Class R4	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Income Builder Fund) Columbia Income Builder Fund	Columbia Income Builder Fund Class A	Columbia Income Builder Fund Class B	Columbia Income Builder Fund Class C	Columbia Income Builder Fund Class R	Columbia Income Builder Fund Class R4	Columbia Income Builder Fund Class Z
Operating Expenses Column [Text]	Class A	Class B	Class C	Class R	Class R4	Class Z
Management fees	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	none	none
Other expenses	0.16%	0.16%	0.16%	0.16%	0.37%	0.16%
Acquired fund fees and expenses (underlying funds)	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Total annual fund operating expenses	1.03%	1.78%	1.78%	1.28%	0.99%	0.78%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Income Builder Fund) Columbia Income Builder Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Income Builder Fund Class A	Class A (whether or not shares are redeemed)	575	787	1,017	1,679
Columbia Income Builder Fund Class B	Class B (if shares are redeemed)	681	961	1,165	1,901
Columbia Income Builder Fund Class C	Class C (if shares are redeemed)	281	561	965	2,100
Columbia Income Builder Fund Class R	Class R (whether or not shares are redeemed)	130	406	703	1,550
Columbia Income Builder Fund Class R4	Class R4 (whether or not shares are redeemed)	101	316	548	1,218
Columbia Income Builder Fund Class Z	Class Z (whether or not shares are redeemed	80	249	434	970

Expense Example, No Redemption (Columbia Income Builder Fund) Columbia Income Builder Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Income Builder Fund Class B	Class B (if shares are not redeemed)	181	561	965	1,901
Columbia Income Builder Fund Class C	Class C (if shares are not redeemed)	181	561	965	2,100

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing different assets classes, potentially including an allocation to an alternative investment strategy fund. Under normal market conditions, the Fund intends to invest in each asset class within the following target allocation ranges:

Asset Class
(Target AllocationRanges-Under Normal Market Conditions)*

Alternative
	Equity	Fixed Income	Cash	Investment Strategy
Income Builder Fund	10-30%	55-85%	0-15%	0-5%

* Market Appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.

The investment manager, Columbia Management Investment Advisers, LLC, will allocate the Fund’s assets within and across different asset classes through investments in underlying funds, potentially including an allocation to an alternative investment strategy fund, in an effort to achieve the Fund’s objective. Typically, asset allocation changes will be made monthly to refine the Fund’s positioning, but may be made more or less frequently depending upon then-current allocations. In pursuit of the Fund’s objective, the investment manager chooses investments by:

• Evaluating the Fund’s total exposure to sectors, industries, issuers and securities relative to the Fund’s indices;

• Analyzing factors such as credit quality, interest rate outlook and price; and

• Targeting certain underlying funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

The investment manager relies on various qualitative and quantitative inputs to tactically allocate the Fund’s assets across the different asset classes and investment categories.

Investment Category Allocation. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Fund, seeking to achieve the Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints are intended to promote diversification within asset classes, and the investment manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment processes, and certain general risks based on its “fund of funds” structure. These are identified below.

Active Management Risk. Although the Funds is managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, each Fund’s performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decision that are suited to achieving the Fund’s investment objectives.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. In addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds-Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Portfolio Builder Conservative Fund (Conservative Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide a level of total return that is consistent with a conservative level of risk.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Portfolio Builder Conservative Fund) Columbia Portfolio Builder Conservative Fund	Columbia Portfolio Builder Conservative Fund Class A	Columbia Portfolio Builder Conservative Fund Class B	Columbia Portfolio Builder Conservative Fund Class C	Columbia Portfolio Builder Conservative Fund Class R	Columbia Portfolio Builder Conservative Fund Class R4	Columbia Portfolio Builder Conservative Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class R	Class R4	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Portfolio Builder Conservative Fund) Columbia Portfolio Builder Conservative Fund		Columbia Portfolio Builder Conservative Fund Class A	Columbia Portfolio Builder Conservative Fund Class B	Columbia Portfolio Builder Conservative Fund Class C	Columbia Portfolio Builder Conservative Fund Class R	Columbia Portfolio Builder Conservative Fund Class R4	Columbia Portfolio Builder Conservative Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class R	Class R4	Class Z
Management fees		none	none	none	none	none	none
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	none	none
Other expenses		0.21%	0.21%	0.21%	0.21%	0.38%	0.21%
Acquired fund fees and expenses		0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Total annual fund operating expenses	[1]	1.04%	1.79%	1.79%	1.29%	0.96%	0.79%
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until March 31, 2011 for Class A, Class B, Class C and Class R4 and September 30, 2011 for Class R and Class Z, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.51% for Class A, 1.27% for Class B, 1.26% for Class C, 0.76% for Class R, 0.44% for Class R4 and 0.26% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Portfolio Builder Conservative Fund) Columbia Portfolio Builder Conservative Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Conservative Fund Class A	Class A (whether or not shares are redeemed)	576	790	1,023	1,690
Columbia Portfolio Builder Conservative Fund Class B	Class B (if shares are redeemed)	682	964	1,171	1,912
Columbia Portfolio Builder Conservative Fund Class C	Class C (if shares are redeemed)	282	564	971	2,110
Columbia Portfolio Builder Conservative Fund Class R	Class R (whether or not shares are redeemed)	131	409	709	1,561
Columbia Portfolio Builder Conservative Fund Class R4	Class R4 (whether or not shares are redeemed)	98	306	532	1,183
Columbia Portfolio Builder Conservative Fund Class Z	Class Z (whether or not shares are redeemed)	81	253	440	982

Expense Example, No Redemption (Columbia Portfolio Builder Conservative Fund) Columbia Portfolio Builder Conservative Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Conservative Fund Class B	Class B (if shares are not redeemed)	182	564	971	1,912
Columbia Portfolio Builder Conservative Fund Class C	Class C (if shares are not redeemed)	182	564	971	2,110

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds with varying interest rates, terms, duration, and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Conservative Fund	15-25%	65-75%	5-15%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds - Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Portfolio Builder Moderate Conservative Fund (Moderate Conservative Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide a level of total return that is consistent with a moderate conservative level of risk.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Portfolio Builder Moderate Conservative Fund) Columbia Portfolio Builder Moderate Conservative Fund	Columbia Portfolio Builder Moderate Conservative Fund Class A	Columbia Portfolio Builder Moderate Conservative Fund Class B	Columbia Portfolio Builder Moderate Conservative Fund Class C	Columbia Portfolio Builder Moderate Conservative Fund Class R	Columbia Portfolio Builder Moderate Conservative Fund Class R4	Columbia Portfolio Builder Moderate Conservative Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class R	Class R4	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Portfolio Builder Moderate Conservative Fund) Columbia Portfolio Builder Moderate Conservative Fund		Columbia Portfolio Builder Moderate Conservative Fund Class A	Columbia Portfolio Builder Moderate Conservative Fund Class B	Columbia Portfolio Builder Moderate Conservative Fund Class C	Columbia Portfolio Builder Moderate Conservative Fund Class R	Columbia Portfolio Builder Moderate Conservative Fund Class R4	Columbia Portfolio Builder Moderate Conservative Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class R	Class R4	Class Z
Management fees		none	none	none	none	none	none
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	none	none
Other expenses		0.19%	0.19%	0.19%	0.19%	0.36%	0.19%
Acquired fund fees and expenses		0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Total annual fund operating expenses	[1]	1.07%	1.82%	1.82%	1.32%	0.99%	0.82%
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until March 31, 2011 for Class A, Class B, Class C and Class R4 and September 30, 2011 for Class R and Class Z, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.51% for Class A, 1.27% for Class B, 1.26% for Class C, 0.76% for Class R, 0.44% for Class R4 and 0.26% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Portfolio Builder Moderate Conservative Fund) Columbia Portfolio Builder Moderate Conservative Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Moderate Conservative Fund Class A	Class A (whether or not shares are redeemed)	579	799	1,038	1,723
Columbia Portfolio Builder Moderate Conservative Fund Class B	Class B (if shares are redeemed)	685	973	1,186	1,945
Columbia Portfolio Builder Moderate Conservative Fund Class C	Class C (if shares are redeemed)	285	573	986	2,142
Columbia Portfolio Builder Moderate Conservative Fund Class R	Class R (whether or not shares are redeemed)	134	419	724	1,595
Columbia Portfolio Builder Moderate Conservative Fund Class R4	Class R4 (whether or not shares are redeemed)	101	316	548	1,218
Columbia Portfolio Builder Moderate Conservative Fund Class Z	Class Z (whether or not shares are redeemed)	84	262	456	1,018

Expense Example, No Redemption (Columbia Portfolio Builder Moderate Conservative Fund) Columbia Portfolio Builder Moderate Conservative Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Moderate Conservative Fund Class B	Class B (if shares are not redeemed)	185	573	986	1,945
Columbia Portfolio Builder Moderate Conservative Fund Class C	Class C (if shares are not redeemed)	185	573	986	2,142

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and also invests a moderate amount in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Consevative Fund	30-40%	55-65%	0-10%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Portfolio Builder Moderate Fund (Moderate Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide a level of total return that is consistent with a moderate level of risk.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Portfolio Builder Moderate Fund) Columbia Portfolio Builder Moderate Fund	Columbia Portfolio Builder Moderate Fund Class A	Columbia Portfolio Builder Moderate Fund Class B	Columbia Portfolio Builder Moderate Fund Class C	Columbia Portfolio Builder Moderate Fund Class R	Columbia Portfolio Builder Moderate Fund Class R4	Columbia Portfolio Builder Moderate Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class R	Class R4	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Portfolio Builder Moderate Fund) Columbia Portfolio Builder Moderate Fund		Columbia Portfolio Builder Moderate Fund Class A	Columbia Portfolio Builder Moderate Fund Class B	Columbia Portfolio Builder Moderate Fund Class C	Columbia Portfolio Builder Moderate Fund Class R	Columbia Portfolio Builder Moderate Fund Class R4	Columbia Portfolio Builder Moderate Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class R	Class R4	Class Z
Management fees		none	none	none	none	none	none
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	none	none
Other expenses		0.20%	0.20%	0.20%	0.20%	0.35%	0.20%
Acquired fund fees and expenses		0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Total annual fund operating expenses	[1]	1.12%	1.87%	1.87%	1.37%	1.02%	0.87%
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until March 31, 2011 for Class A, Class B, Class C and Class R4 and September 30, 2011 for Class R and Class Z, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.51% for Class A, 1.27% for Class B, 1.26% for Class C, 0.76% for Class R, 0.44% for Class R4 and 0.26% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Portfolio Builder Moderate Fund) Columbia Portfolio Builder Moderate Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Moderate Fund Class A	Class A (whether or not shares are redeemed)	683	911	1,157	1,864
Columbia Portfolio Builder Moderate Fund Class B	Class B (if shares are redeemed)	690	988	1,212	1,999
Columbia Portfolio Builder Moderate Fund Class C	Class C (if shares are redeemed)	290	588	1,012	2,195
Columbia Portfolio Builder Moderate Fund Class R	Class R (whether or not shares are redeemed)	139	434	751	1,651
Columbia Portfolio Builder Moderate Fund Class R4	Class R4 (whether or not shares are redeemed)	104	325	564	1,252
Columbia Portfolio Builder Moderate Fund Class Z	Class Z (whether or not shares are redeemed)	89	278	483	1,077

Expense Example, No Redemption (Columbia Portfolio Builder Moderate Fund) Columbia Portfolio Builder Moderate Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Moderate Fund Class B	Class B (if shares are not redeemed)	190	588	1,012	1,999
Columbia Portfolio Builder Moderate Fund Class C	Class C (if shares are not redeemed)	190	588	1,012	2,195

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests in a balance of underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Fund	45-55%	45-55%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Fund intends to invest its assets in a balance of equity and fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Portfolio Builder Moderate Aggressive Fund (Moderate Aggressive Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide a level of total return that is consistent with a moderate aggressive level of risk.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Portfolio Builder Moderate Aggressive Fund) Columbia Portfolio Builder Moderate Aggressive Fund	Columbia Portfolio Builder Moderate Aggressive Fund Class A	Columbia Portfolio Builder Moderate Aggressive Fund Class B	Columbia Portfolio Builder Moderate Aggressive Fund Class C	Columbia Portfolio Builder Moderate Aggressive Fund Class R	Columbia Portfolio Builder Moderate Aggressive Fund Class R4	Columbia Portfolio Builder Moderate Aggressive Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class R	Class R4	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Portfolio Builder Moderate Aggressive Fund) Columbia Portfolio Builder Moderate Aggressive Fund		Columbia Portfolio Builder Moderate Aggressive Fund Class A	Columbia Portfolio Builder Moderate Aggressive Fund Class B	Columbia Portfolio Builder Moderate Aggressive Fund Class C	Columbia Portfolio Builder Moderate Aggressive Fund Class R	Columbia Portfolio Builder Moderate Aggressive Fund Class R4	Columbia Portfolio Builder Moderate Aggressive Fund Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class R	Class R4	Class Z
Management fees		none	none	none	none	none	none
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	none	none
Other expenses		0.23%	0.23%	0.23%	0.23%	0.33%	0.23%
Acquired fund fees and expenses		0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Total annual fund operating expenses	[1]	1.19%	1.94%	1.94%	1.44%	1.04%	0.94%
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until March 31, 2011 for Class A, Class B, Class C and Class R4 and September 30, 2011 for Class R and Class Z, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.51% for Class A, 1.27% for Class B, 1.26% for Class C, 0.76% for Class R, 0.44% for Class R4 and 0.26% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Portfolio Builder Moderate Aggressive Fund) Columbia Portfolio Builder Moderate Aggressive Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Moderate Aggressive Fund Class A	Class A (whether or not shares are redeemed)	689	931	1,193	1,940
Columbia Portfolio Builder Moderate Aggressive Fund Class B	Class B (if shares are redeemed)	697	1,009	1,248	2,074
Columbia Portfolio Builder Moderate Aggressive Fund Class C	Class C (if shares are redeemed)	297	609	1,048	2,269
Columbia Portfolio Builder Moderate Aggressive Fund Class R	Class R (whether or not shares are redeemed)	147	456	788	1,729
Columbia Portfolio Builder Moderate Aggressive Fund Class R4	Class R4 (whether or not shares are redeemed)	106	331	575	1,276
Columbia Portfolio Builder Moderate Aggressive Fund Class Z	Class Z (whether or not shares are redeemed)	96	300	521	1,159

Expense Example, No Redemption (Columbia Portfolio Builder Moderate Aggressive Fund) Columbia Portfolio Builder Moderate Aggressive Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Moderate Aggressive Fund Class B	Class B (if shares are not redeemed)	197	609	1,048	2,074
Columbia Portfolio Builder Moderate Aggressive Fund Class C	Class C (if shares are not redeemed)	197	609	1,048	2,269

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a moderate amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Aggressive Fund	60-70%	30-40%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Issuer Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Summary of Columbia Portfolio Builder Aggressive Fund (Aggressive Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide a level of total return that is consistent with an aggressive level of risk.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Portfolio Builder Aggressive Fund) Columbia Portfolio Builder Aggressive Fund	Columbia Portfolio Builder Aggressive Fund Class A	Columbia Portfolio Builder Aggressive Fund Class B	Columbia Portfolio Builder Aggressive Fund Class C	Columbia Portfolio Builder Aggressive Fund Class R	Columbia Portfolio Builder Aggressive Fund Class R4	Columbia Portfolio Builder Aggressive Fund Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class R	Class R4	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Portfolio Builder Aggressive Fund) Columbia Portfolio Builder Aggressive Fund	Columbia Portfolio Builder Aggressive Fund Class A	Columbia Portfolio Builder Aggressive Fund Class B	Columbia Portfolio Builder Aggressive Fund Class C	Columbia Portfolio Builder Aggressive Fund Class R	Columbia Portfolio Builder Aggressive Fund Class R4	Columbia Portfolio Builder Aggressive Fund Class Z
Operating Expenses Column [Text]	Class A	Class B	Class C	Class R	Class R4	Class Z
Management fees	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	none	none
Other expenses	0.26%	0.26%	0.26%	0.26%	0.36%	0.26%
Acquired fund fees and expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Total annual fund operating expenses	1.25%	2.00%	2.00%	1.50%	1.10%	1.00%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Portfolio Builder Aggressive Fund) Columbia Portfolio Builder Aggressive Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Aggressive Fund Class A	Class A (whether or not shares are redeemed)	695	949	1,223	2,004
Columbia Portfolio Builder Aggressive Fund Class B	Class B (if shares are redeemed)	703	1,028	1,279	2,138
Columbia Portfolio Builder Aggressive Fund Class C	Class C (if shares are redeemed)	303	628	1,079	2,332
Columbia Portfolio Builder Aggressive Fund Class R	Class R (whether or not shares are redeemed)	153	474	819	1,796
Columbia Portfolio Builder Aggressive Fund Class R4	Class R4 (whether or not shares are redeemed)	112	350	607	1,345
Columbia Portfolio Builder Aggressive Fund Class Z	Class Z (whether or not shares are redeemed)	102	319	553	1,229

Expense Example, No Redemption (Columbia Portfolio Builder Aggressive Fund) Columbia Portfolio Builder Aggressive Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Portfolio Builder Aggressive Fund Class B	Class B (if shares are not redeemed)	203	628	1,079	2,138
Columbia Portfolio Builder Aggressive Fund Class C	Class C (if shares are not redeemed)	203	628	1,079	2,332

Portfolio Turnover
The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Aggressive Fund	75-85%	15-25%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 18, 2011
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 18, 2011
Prospectus Date	rr_ProspectusDate	Feb 18, 2011
Columbia Absolute Return Currency and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Absolute Return Currency and Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Absolute Return Currency and Income Fund (the Fund) seeks to provide shareholders with positive absolute return.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund) and forward foreign currency contracts. In pursuit of the Fund's objective, to provide absolute return, Columbia Management Investment Advisers, LLC (the investment manager) seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar.

The Fund's investment in short-duration debt obligations will consist primarily of (i) U.S. dollar denominated non-government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality by the investment manager, and (ii) shares of an affiliated money market fund. A small portion of the Fund's portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund's investments in forward currency contracts. The Fund targets a portfolio duration of one to five months but may extend the portfolio duration up to one year. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

The Fund does not actually take ownership of foreign currencies or sell actual foreign currencies. Rather, through forward currency contracts, the Fund gains economic exposure comparable to the exposure that it would have if it had bought or sold the currencies directly. A forward contract requires the purchase or delivery of a foreign currency at some future date. The price paid for the contract is the current price of the foreign currency in U.S. dollars plus or minus an adjustment based on the interest rate differential between the U.S. dollar and the foreign currency. It is expected that the gross notional value of the Fund's forward foreign currency contracts will be equivalent to at least 80% of the Fund's net assets.

The investment manager utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries’ currencies relative to the U.S. dollar. The investment manager will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model, and the Fund will experience profits (losses) to the extent the value of the currency appreciates (depreciates) relative to the U.S. dollar. Conversely, the investment manager will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model, and the Fund will experience profits (losses) to the extent the value of the currency depreciates (appreciates) relative to the U.S. dollar. Except to close or reduce existing positions, the Fund will not enter into long and short forward currency contracts in the same currency at the same time. The investment manager runs the model regularly and generally seeks to maintain long and short forward currency contracts with approximately equal gross notional values.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Concentration Risk. Because the Fund concentrates its investment in particular issuers, geographic regions, or sectors, the Fund's overall value may decline to a greater degree than if the Fund held a less concentrated portfolio.

Counterparty Risk. Counterparty credit risk is the risk that a Fund's counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk - Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund's hedging strategy may be unable to achieve its objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund's forward foreign currency contracts may limit the Fund's investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Foreign Currency Risk. Foreign currency risk results from constantly changing exchange rate between local currency and the US dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Market Risk. The market value of securities and currencies may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities and currencies may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. The quantitative methodology used by the investment manager has been tested using historical market data, but has only recently been used to manage funds. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it is currently earning.

Tax Risk. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the Fund's total net assets. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a Fund's foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

Risks of Investing in Affiliated Money Market Fund. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of the affiliated money market fund in which it invests. To the extent these fees and expenses are expected to equal or exceed 0.01% of the Fund's average daily net assets, they will be reflected in the Annual Fund Operating Expenses set forth in the table under “Fees and Expenses of the Fund.” Additionally, by investing in an affiliated money market fund, the Fund will be exposed to the investment risks of the affiliated money market fund. To the extent the Fund invests a significant portion of its assets in the affiliated money market fund, the Fund will bear increased indirect expenses and be more susceptible to the investment risks of the affiliated money market fund.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Risks of Investing in Affiliated Money Market Fund. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of the affiliated money market fund in which it invests. To the extent these fees and expenses are expected to equal or exceed 0.01% of the Fund's average daily net assets, they will be reflected in the Annual Fund Operating Expenses set forth in the table under “Fees and Expenses of the Fund.” Additionally, by investing in an affiliated money market fund, the Fund will be exposed to the investment risks of the affiliated money market fund. To the extent the Fund invests a significant portion of its assets in the affiliated money market fund, the Fund will bear increased indirect expenses and be more susceptible to the investment risks of the affiliated money market fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Absolute Return Currency and Income Fund | Columbia Absolute Return Currency and Income Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	457
3 years	rr_ExpenseExampleYear03	787
5 years	rr_ExpenseExampleYear05	1,141
10 years	rr_ExpenseExampleYear10	2,137
Columbia Absolute Return Currency and Income Fund | Columbia Absolute Return Currency and Income Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.34%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	737
3 years	rr_ExpenseExampleYear03	1,031
5 years	rr_ExpenseExampleYear05	1,451
10 years	rr_ExpenseExampleYear10	2,493
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	237
3 years	rr_ExpenseExampleNoRedemptionYear03	731
5 years	rr_ExpenseExampleNoRedemptionYear05	1,251
10 years	rr_ExpenseExampleNoRedemptionYear10	2,493
Columbia Absolute Return Currency and Income Fund | Columbia Absolute Return Currency and Income Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.34%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	337
3 years	rr_ExpenseExampleYear03	731
5 years	rr_ExpenseExampleYear05	1,251
10 years	rr_ExpenseExampleYear10	2,680
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	237
3 years	rr_ExpenseExampleNoRedemptionYear03	731
5 years	rr_ExpenseExampleNoRedemptionYear05	1,251
10 years	rr_ExpenseExampleNoRedemptionYear10	2,680
Columbia Absolute Return Currency and Income Fund | Columbia Absolute Return Currency and Income Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	109
3 years	rr_ExpenseExampleYear03	341
5 years	rr_ExpenseExampleYear05	591
10 years	rr_ExpenseExampleYear10	1,310
Columbia Absolute Return Currency and Income Fund | Columbia Absolute Return Currency and Income Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	162
3 years	rr_ExpenseExampleYear03	502
5 years	rr_ExpenseExampleYear05	867
10 years	rr_ExpenseExampleYear10	1,894
Columbia Absolute Return Currency and Income Fund | Columbia Absolute Return Currency and Income Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	136
3 years	rr_ExpenseExampleYear03	425
5 years	rr_ExpenseExampleYear05	735
10 years	rr_ExpenseExampleYear10	1,618
Columbia AMT-Free Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia AMT-Free Tax-Exempt Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia AMT-Free Tax-Exempt Bond Fund (the Fund) seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder’s investments.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's assets are invested primarily in high and medium quality municipal bonds and other debt obligations. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. At least 75% of the Fund's net assets will be in investments: (1) rated in the top four rating categories by Moody’s Investors Service, Inc., Standard & Poor’s Corporation, or Fitch Investors Services, Inc., (2) rated comparable to those four rating categories given by other independent rating agencies, or (3) unrated bonds and other debt obligations that are believed by Columbia Management Investment Advisers, LLC (the investment manager) to be of investment grade credit quality. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by investing up to 25% of its net assets in below investment grade (junk) bonds. The Fund does not intend to invest in debt obligations the interest from which is subject to the alternative minimum tax (AMT).

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk — Inverse Floaters. Inverse floaters (or inverse variable or floating rate securities) are a type of derivative, long-term fixed income obligation with a variable or floating interest rate that moves in the opposite direction of short-term interest rates. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down). There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features and some may include market-dependent liquidity features which may present greater liquidity risk. Other risks described in this prospectus associated with transactions in inverse floaters include Interest Rate Risk, Credit Risk and Market Risk.

High-Yield Securities Risk. The Fund's investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia AMT-Free Tax-Exempt Bond Fund | Columbia AMT-Free Tax-Exempt Bond Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.80%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	553
3 years	rr_ExpenseExampleYear03	725
5 years	rr_ExpenseExampleYear05	912
10 years	rr_ExpenseExampleYear10	1,453
Columbia AMT-Free Tax-Exempt Bond Fund | Columbia AMT-Free Tax-Exempt Bond Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.55%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	658
3 years	rr_ExpenseExampleYear03	796
5 years	rr_ExpenseExampleYear05	1,059
10 years	rr_ExpenseExampleYear10	1,678
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	158
3 years	rr_ExpenseExampleNoRedemptionYear03	496
5 years	rr_ExpenseExampleNoRedemptionYear05	859
10 years	rr_ExpenseExampleNoRedemptionYear10	1,678
Columbia AMT-Free Tax-Exempt Bond Fund | Columbia AMT-Free Tax-Exempt Bond Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.55%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	258
3 years	rr_ExpenseExampleYear03	496
5 years	rr_ExpenseExampleYear05	859
10 years	rr_ExpenseExampleYear10	1,881
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	158
3 years	rr_ExpenseExampleNoRedemptionYear03	496
5 years	rr_ExpenseExampleNoRedemptionYear05	859
10 years	rr_ExpenseExampleNoRedemptionYear10	1,881
Columbia AMT-Free Tax-Exempt Bond Fund | Columbia AMT-Free Tax-Exempt Bond Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.58%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.55%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	56
3 years	rr_ExpenseExampleYear03	183
5 years	rr_ExpenseExampleYear05	321
10 years	rr_ExpenseExampleYear10	726
Columbia Asia Pacific ex-Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Asia Pacific ex-Japan Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Asia Pacific ex-Japan Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies located in the Asia Pacific Region, excluding Japan. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. The Fund may invest in companies of any market capitalization. For these purposes, a company is considered to be “located” in the Asia Pacific Region if (i) it is organized under the laws of a country in the Asia Pacific Region; (ii) its principal place of business or principal office is in the Asia Pacific Region; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located in the Asia Pacific Region. Countries in the Asia Pacific Region include but are not limited to Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Some of these countries may represent developing or emerging markets. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

The Fund will normally have exposure to foreign currencies. Threadneedle closely monitors the Fund’s exposure to foreign currency.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Asia Pacific Region Risk. Many of the countries in the Asian Pacific Region are developing both politically, economically and/or socially, and may have relatively unstable governments and economies based on a limited number of commodities or industries.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. Because the Fund concentrates its investments in the Asia Pacific region, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the Asia Pacific region. The Fund may be more volatile than a more geographically diversified fund. If securities of companies in the Asia Pacific region fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Asia Pacific ex-Japan Fund | Columbia Asia Pacific ex-Japan Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.79%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.48%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.54%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.52%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	721
3 years	rr_ExpenseExampleYear03	1,032
5 years	rr_ExpenseExampleYear05	1,365
10 years	rr_ExpenseExampleYear10	2,307
Columbia Asia Pacific ex-Japan Fund | Columbia Asia Pacific ex-Japan Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.79%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.48%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.29%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.27%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	330
3 years	rr_ExpenseExampleYear03	714
5 years	rr_ExpenseExampleYear05	1,224
10 years	rr_ExpenseExampleYear10	2,628
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	230
3 years	rr_ExpenseExampleNoRedemptionYear03	714
5 years	rr_ExpenseExampleNoRedemptionYear05	1,224
10 years	rr_ExpenseExampleNoRedemptionYear10	2,628
Columbia Asia Pacific ex-Japan Fund | Columbia Asia Pacific ex-Japan Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.79%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.09%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	111
3 years	rr_ExpenseExampleYear03	347
5 years	rr_ExpenseExampleYear05	602
10 years	rr_ExpenseExampleYear10	1,333
Columbia Asia Pacific ex-Japan Fund | Columbia Asia Pacific ex-Japan Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.79%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.48%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.79%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.77%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	180
3 years	rr_ExpenseExampleYear03	562
5 years	rr_ExpenseExampleYear05	969
10 years	rr_ExpenseExampleYear10	2,109
Columbia Asia Pacific ex-Japan Fund | Columbia Asia Pacific ex-Japan Fund Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.79%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.12%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	114
3 years	rr_ExpenseExampleYear03	356
5 years	rr_ExpenseExampleYear05	618
10 years	rr_ExpenseExampleYear10	1,368
Columbia Asia Pacific ex-Japan Fund | Columbia Asia Pacific ex-Japan Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.79%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.48%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.27%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	129
3 years	rr_ExpenseExampleYear03	407
5 years	rr_ExpenseExampleYear05	707
10 years	rr_ExpenseExampleYear10	1,560
Columbia Diversified Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Diversified Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Diversified Bond Fund (the Fund) seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges - Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges - Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume increased credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

High Yield Securities Risk. The Fund's investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Risk of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Diversified Bond Fund | Columbia Diversified Bond Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.84%	[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	557
3 years	rr_ExpenseExampleYear03	746
5 years	rr_ExpenseExampleYear05	951
10 years	rr_ExpenseExampleYear10	1,542
Columbia Diversified Bond Fund | Columbia Diversified Bond Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.66%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.59%	[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	662
3 years	rr_ExpenseExampleYear03	818
5 years	rr_ExpenseExampleYear05	1,098
10 years	rr_ExpenseExampleYear10	1,767
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	162
3 years	rr_ExpenseExampleNoRedemptionYear03	518
5 years	rr_ExpenseExampleNoRedemptionYear05	898
10 years	rr_ExpenseExampleNoRedemptionYear10	1,767
Columbia Diversified Bond Fund | Columbia Diversified Bond Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.66%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.59%	[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	262
3 years	rr_ExpenseExampleYear03	518
5 years	rr_ExpenseExampleYear05	898
10 years	rr_ExpenseExampleYear10	1,967
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	162
3 years	rr_ExpenseExampleNoRedemptionYear03	518
5 years	rr_ExpenseExampleNoRedemptionYear05	898
10 years	rr_ExpenseExampleNoRedemptionYear10	1,967
Columbia Diversified Bond Fund | Columbia Diversified Bond Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.53%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.49%	[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	50
3 years	rr_ExpenseExampleYear03	165
5 years	rr_ExpenseExampleYear05	291
10 years	rr_ExpenseExampleYear10	660
Columbia Diversified Bond Fund | Columbia Diversified Bond Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.09%	[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	111
3 years	rr_ExpenseExampleYear03	363
5 years	rr_ExpenseExampleYear05	634
10 years	rr_ExpenseExampleYear10	1,411
Columbia Diversified Bond Fund | Columbia Diversified Bond Fund Class R3
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R3
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.03%	[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R3 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	105
3 years	rr_ExpenseExampleYear03	336
5 years	rr_ExpenseExampleYear05	586
10 years	rr_ExpenseExampleYear10	1,304
Columbia Diversified Bond Fund | Columbia Diversified Bond Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.78%	[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	257
5 years	rr_ExpenseExampleYear05	451
10 years	rr_ExpenseExampleYear10	1,011
Columbia Diversified Bond Fund | Columbia Diversified Bond Fund Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.53%	[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	54
3 years	rr_ExpenseExampleYear03	178
5 years	rr_ExpenseExampleYear05	314
10 years	rr_ExpenseExampleYear10	710
Columbia Diversified Bond Fund | Columbia Diversified Bond Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.84%	[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	284
5 years	rr_ExpenseExampleYear05	499
10 years	rr_ExpenseExampleYear10	1,121
Columbia Diversified Bond Fund | Columbia Diversified Bond Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.59%	[4]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	205
5 years	rr_ExpenseExampleYear05	363
10 years	rr_ExpenseExampleYear10	823
Columbia Diversified Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Diversified Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Diversified Equity Income Fund (the Fund) seeks to provide shareholders with a high level of current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	as a secondary objective, steady growth of capital.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. This Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Diversified Equity Income Fund | Columbia Diversified Equity Income Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	681
3 years	rr_ExpenseExampleYear03	905
5 years	rr_ExpenseExampleYear05	1,147
10 years	rr_ExpenseExampleYear10	1,843
Columbia Diversified Equity Income Fund | Columbia Diversified Equity Income Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	688
3 years	rr_ExpenseExampleYear03	882
5 years	rr_ExpenseExampleYear05	1,202
10 years	rr_ExpenseExampleYear10	1,977
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	188
3 years	rr_ExpenseExampleNoRedemptionYear03	582
5 years	rr_ExpenseExampleNoRedemptionYear05	1,002
10 years	rr_ExpenseExampleNoRedemptionYear10	1,977
Columbia Diversified Equity Income Fund | Columbia Diversified Equity Income Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	288
3 years	rr_ExpenseExampleYear03	582
5 years	rr_ExpenseExampleYear05	1,002
10 years	rr_ExpenseExampleYear10	2,174
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	188
3 years	rr_ExpenseExampleNoRedemptionYear03	582
5 years	rr_ExpenseExampleNoRedemptionYear05	1,002
10 years	rr_ExpenseExampleNoRedemptionYear10	2,174
Columbia Diversified Equity Income Fund | Columbia Diversified Equity Income Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	64
3 years	rr_ExpenseExampleYear03	202
5 years	rr_ExpenseExampleYear05	352
10 years	rr_ExpenseExampleYear10	790
Columbia Diversified Equity Income Fund | Columbia Diversified Equity Income Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	137
3 years	rr_ExpenseExampleYear03	428
5 years	rr_ExpenseExampleYear05	740
10 years	rr_ExpenseExampleYear10	1,629
Columbia Diversified Equity Income Fund | Columbia Diversified Equity Income Fund Class R3
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R3
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R3 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	119
3 years	rr_ExpenseExampleYear03	372
5 years	rr_ExpenseExampleYear05	645
10 years	rr_ExpenseExampleYear10	1,426
Columbia Diversified Equity Income Fund | Columbia Diversified Equity Income Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	294
5 years	rr_ExpenseExampleYear05	510
10 years	rr_ExpenseExampleYear10	1,136
Columbia Diversified Equity Income Fund | Columbia Diversified Equity Income Fund Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	69
3 years	rr_ExpenseExampleYear03	215
5 years	rr_ExpenseExampleYear05	374
10 years	rr_ExpenseExampleYear10	839
Columbia Diversified Equity Income Fund | Columbia Diversified Equity Income Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	607
10 years	rr_ExpenseExampleYear10	1,345
Columbia Diversified Equity Income Fund | Columbia Diversified Equity Income Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	472
10 years	rr_ExpenseExampleYear10	1,053
Columbia Dividend Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Dividend Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund's secondary objective is growth of income and capital.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The selection of dividend paying stocks is the primary decision in building the investment portfolio. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund's objectives, the investment manager (Columbia Management Investment Advisers, LLC) chooses investments by applying quantitative screens to determine yield potential. The investment manager conducts fundamental research on and seeks to purchase potentially attractive securities based on its analysis of various factors, which may include current yield, dividend growth capability and history, balance sheet strength, earnings per share and free cash flow sustainability and dividend payout ratio, as well as other, statistical measures. Preference is generally given to higher dividend paying companies.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Dividend Opportunity Fund | Columbia Dividend Opportunity Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.59%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	683
3 years	rr_ExpenseExampleYear03	911
5 years	rr_ExpenseExampleYear05	1,157
10 years	rr_ExpenseExampleYear10	1,864
Columbia Dividend Opportunity Fund | Columbia Dividend Opportunity Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.59%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	690
3 years	rr_ExpenseExampleYear03	888
5 years	rr_ExpenseExampleYear05	1,212
10 years	rr_ExpenseExampleYear10	1,999
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	190
3 years	rr_ExpenseExampleNoRedemptionYear03	588
5 years	rr_ExpenseExampleNoRedemptionYear05	1,012
10 years	rr_ExpenseExampleNoRedemptionYear10	1,999
Columbia Dividend Opportunity Fund | Columbia Dividend Opportunity Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.59%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	290
3 years	rr_ExpenseExampleYear03	588
5 years	rr_ExpenseExampleYear05	1,012
10 years	rr_ExpenseExampleYear10	2,195
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	190
3 years	rr_ExpenseExampleNoRedemptionYear03	588
5 years	rr_ExpenseExampleNoRedemptionYear05	1,012
10 years	rr_ExpenseExampleNoRedemptionYear10	2,195
Columbia Dividend Opportunity Fund | Columbia Dividend Opportunity Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.59%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	69
3 years	rr_ExpenseExampleYear03	218
5 years	rr_ExpenseExampleYear05	379
10 years	rr_ExpenseExampleYear10	850
Columbia Dividend Opportunity Fund | Columbia Dividend Opportunity Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.59%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	443
5 years	rr_ExpenseExampleYear05	767
10 years	rr_ExpenseExampleYear10	1,685
Columbia Dividend Opportunity Fund | Columbia Dividend Opportunity Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.59%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	100
3 years	rr_ExpenseExampleYear03	312
5 years	rr_ExpenseExampleYear05	543
10 years	rr_ExpenseExampleYear10	1,206
Columbia Dividend Opportunity Fund | Columbia Dividend Opportunity Fund Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.59%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	75
3 years	rr_ExpenseExampleYear03	234
5 years	rr_ExpenseExampleYear05	407
10 years	rr_ExpenseExampleYear10	910
Columbia Dividend Opportunity Fund | Columbia Dividend Opportunity Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.59%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	607
10 years	rr_ExpenseExampleYear10	1,345
Columbia Dividend Opportunity Fund | Columbia Dividend Opportunity Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.59%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	483
10 years	rr_ExpenseExampleYear10	1,077
Columbia Emerging Markets Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Emerging Markets Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, through capital appreciation.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. For these purposes, emerging markets include any country that is not defined by the World Bank as a High Income OECD country. The OECD (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy. Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the investment manager to be of comparable quality. These lower quality fixed income securities are often called "junk bonds." The Fund may invest up to 100% of its assets in these lower rated securities. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for long-term investors with above-average risk tolerance. The Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk. Investments in emerging markets debt obligations are subject to increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. The Fund's investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Rule 144A Securities Risk. The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (“Rule 144A securities”) which are determined to be liquid in accordance with procedures adopted by the Fund's Board of Directors. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Emerging Markets Bond Fund | Columbia Emerging Markets Bond Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.28%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	599
3 years	rr_ExpenseExampleYear03	888
5 years	rr_ExpenseExampleYear05	1,199
10 years	rr_ExpenseExampleYear10	2,080
Columbia Emerging Markets Bond Fund | Columbia Emerging Markets Bond Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.16%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.03%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	706
3 years	rr_ExpenseExampleYear03	964
5 years	rr_ExpenseExampleYear05	1,348
10 years	rr_ExpenseExampleYear10	2,296
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	206
3 years	rr_ExpenseExampleNoRedemptionYear03	664
5 years	rr_ExpenseExampleNoRedemptionYear05	1,148
10 years	rr_ExpenseExampleNoRedemptionYear10	2,296
Columbia Emerging Markets Bond Fund | Columbia Emerging Markets Bond Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.16%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.03%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	306
3 years	rr_ExpenseExampleYear03	664
5 years	rr_ExpenseExampleYear05	1,148
10 years	rr_ExpenseExampleYear10	2,487
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	206
3 years	rr_ExpenseExampleNoRedemptionYear03	664
5 years	rr_ExpenseExampleNoRedemptionYear05	1,148
10 years	rr_ExpenseExampleNoRedemptionYear10	2,487
Columbia Emerging Markets Bond Fund | Columbia Emerging Markets Bond Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.83%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	276
5 years	rr_ExpenseExampleYear05	484
10 years	rr_ExpenseExampleYear10	1,084
Columbia Emerging Markets Bond Fund | Columbia Emerging Markets Bond Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.13%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	115
3 years	rr_ExpenseExampleYear03	370
5 years	rr_ExpenseExampleYear05	645
10 years	rr_ExpenseExampleYear10	1,432
Columbia Emerging Markets Bond Fund | Columbia Emerging Markets Bond Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.28%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	130
3 years	rr_ExpenseExampleYear03	434
5 years	rr_ExpenseExampleYear05	760
10 years	rr_ExpenseExampleYear10	1,685
Columbia Emerging Markets Bond Fund | Columbia Emerging Markets Bond Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.03%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	105
3 years	rr_ExpenseExampleYear03	356
5 years	rr_ExpenseExampleYear05	627
10 years	rr_ExpenseExampleYear10	1,402
Columbia Emerging Markets Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Emerging Markets Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Emerging Markets Opportunity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s assets are primarily invested in equity securities of emerging markets companies. For these purposes, emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging markets countries. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Portfolio Turnover Risk. The subadviser may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Emerging Markets Opportunity Fund | Columbia Emerging Markets Opportunity Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	1.08%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.85%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	752
3 years	rr_ExpenseExampleYear03	1,125
5 years	rr_ExpenseExampleYear05	1,523
10 years	rr_ExpenseExampleYear10	2,633
Columbia Emerging Markets Opportunity Fund | Columbia Emerging Markets Opportunity Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	1.08%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.61%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.60%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	763
3 years	rr_ExpenseExampleYear03	1,111
5 years	rr_ExpenseExampleYear05	1,585
10 years	rr_ExpenseExampleYear10	2,765
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	263
3 years	rr_ExpenseExampleNoRedemptionYear03	811
5 years	rr_ExpenseExampleNoRedemptionYear05	1,385
10 years	rr_ExpenseExampleNoRedemptionYear10	2,765
Columbia Emerging Markets Opportunity Fund | Columbia Emerging Markets Opportunity Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	1.08%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.61%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.60%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	363
3 years	rr_ExpenseExampleYear03	811
5 years	rr_ExpenseExampleYear05	1,385
10 years	rr_ExpenseExampleYear10	2,947
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	263
3 years	rr_ExpenseExampleNoRedemptionYear03	811
5 years	rr_ExpenseExampleNoRedemptionYear05	1,385
10 years	rr_ExpenseExampleNoRedemptionYear10	2,947
Columbia Emerging Markets Opportunity Fund | Columbia Emerging Markets Opportunity Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	1.08%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.36%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	138
3 years	rr_ExpenseExampleYear03	431
5 years	rr_ExpenseExampleYear05	746
10 years	rr_ExpenseExampleYear10	1,640
Columbia Emerging Markets Opportunity Fund | Columbia Emerging Markets Opportunity Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	1.08%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.11%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.10%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	213
3 years	rr_ExpenseExampleYear03	660
5 years	rr_ExpenseExampleYear05	1,134
10 years	rr_ExpenseExampleYear10	2,445
Columbia Emerging Markets Opportunity Fund | Columbia Emerging Markets Opportunity Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	1.08%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.66%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.66%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	169
3 years	rr_ExpenseExampleYear03	524
5 years	rr_ExpenseExampleYear05	903
10 years	rr_ExpenseExampleYear10	1,970
Columbia Emerging Markets Opportunity Fund | Columbia Emerging Markets Opportunity Fund Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	1.08%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.41%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	144
3 years	rr_ExpenseExampleYear03	447
5 years	rr_ExpenseExampleYear05	772
10 years	rr_ExpenseExampleYear10	1,696
Columbia Emerging Markets Opportunity Fund | Columbia Emerging Markets Opportunity Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	1.08%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.85%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	188
3 years	rr_ExpenseExampleYear03	584
5 years	rr_ExpenseExampleYear05	1,006
10 years	rr_ExpenseExampleYear10	2,184
Columbia Emerging Markets Opportunity Fund | Columbia Emerging Markets Opportunity Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	1.08%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.60%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	163
3 years	rr_ExpenseExampleYear03	507
5 years	rr_ExpenseExampleYear05	876
10 years	rr_ExpenseExampleYear10	1,915
Columbia Equity Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Equity Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Equity Value Fund (the Fund) seeks to provide shareholders with growth of capital and income.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities. These securities, generally common stocks, may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund's investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Equity Value Fund | Columbia Equity Value Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.52%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	681
3 years	rr_ExpenseExampleYear03	905
5 years	rr_ExpenseExampleYear05	1,147
10 years	rr_ExpenseExampleYear10	1,843
Columbia Equity Value Fund | Columbia Equity Value Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.52%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	687
3 years	rr_ExpenseExampleYear03	879
5 years	rr_ExpenseExampleYear05	1,196
10 years	rr_ExpenseExampleYear10	1,969
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	187
3 years	rr_ExpenseExampleNoRedemptionYear03	579
5 years	rr_ExpenseExampleNoRedemptionYear05	996
10 years	rr_ExpenseExampleNoRedemptionYear10	1,969
Columbia Equity Value Fund | Columbia Equity Value Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.52%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	289
3 years	rr_ExpenseExampleYear03	585
5 years	rr_ExpenseExampleYear05	1,007
10 years	rr_ExpenseExampleYear10	2,185
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	189
3 years	rr_ExpenseExampleNoRedemptionYear03	585
5 years	rr_ExpenseExampleNoRedemptionYear05	1,007
10 years	rr_ExpenseExampleNoRedemptionYear10	2,185
Columbia Equity Value Fund | Columbia Equity Value Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.52%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	68
3 years	rr_ExpenseExampleYear03	215
5 years	rr_ExpenseExampleYear05	374
10 years	rr_ExpenseExampleYear10	838
Columbia Equity Value Fund | Columbia Equity Value Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.52%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	142
3 years	rr_ExpenseExampleYear03	440
5 years	rr_ExpenseExampleYear05	761
10 years	rr_ExpenseExampleYear10	1,674
Columbia Equity Value Fund | Columbia Equity Value Fund Class R3
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R3
Management fees	rr_ManagementFeesOverAssets	0.52%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R3 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	120
3 years	rr_ExpenseExampleYear03	375
5 years	rr_ExpenseExampleYear05	650
10 years	rr_ExpenseExampleYear10	1,437
Columbia Equity Value Fund | Columbia Equity Value Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.52%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	95
3 years	rr_ExpenseExampleYear03	297
5 years	rr_ExpenseExampleYear05	516
10 years	rr_ExpenseExampleYear10	1,147
Columbia Equity Value Fund | Columbia Equity Value Fund Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.52%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	70
3 years	rr_ExpenseExampleYear03	221
5 years	rr_ExpenseExampleYear05	385
10 years	rr_ExpenseExampleYear10	862
Columbia Equity Value Fund | Columbia Equity Value Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.52%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	108
3 years	rr_ExpenseExampleYear03	337
5 years	rr_ExpenseExampleYear05	586
10 years	rr_ExpenseExampleYear10	1,299
Columbia Equity Value Fund | Columbia Equity Value Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.52%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	499
10 years	rr_ExpenseExampleYear10	1,112
Columbia European Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia European Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia European Equity Fund (the Fund) seeks to provide shareholders with capital appreciation.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. For these purposes, a company is considered to be located in Europe if:

• It is organized under the laws of a European country and has a principal office in a European country;

• It derives at least 50% of its total revenues from businesses in Europe; or

• Its equity securities are traded principally on a stock exchange in Europe.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of European issuers. These equity securities generally include common stocks. Although the Fund emphasizes investments in developed countries, the Fund also may invest in securities of companies located in developing or emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund can invest in securities of companies of any size, including mid-capitalization companies.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. Because the Fund concentrates its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of companies in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia European Equity Fund | Columbia European Equity Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.53%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	722
3 years	rr_ExpenseExampleYear03	1,069
5 years	rr_ExpenseExampleYear05	1,439
10 years	rr_ExpenseExampleYear10	2,478
Columbia European Equity Fund | Columbia European Equity Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.47%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.28%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	731
3 years	rr_ExpenseExampleYear03	1,052
5 years	rr_ExpenseExampleYear05	1,499
10 years	rr_ExpenseExampleYear10	2,611
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	231
3 years	rr_ExpenseExampleNoRedemptionYear03	752
5 years	rr_ExpenseExampleNoRedemptionYear05	1,299
10 years	rr_ExpenseExampleNoRedemptionYear10	2,611
Columbia European Equity Fund | Columbia European Equity Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.47%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.28%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	331
3 years	rr_ExpenseExampleYear03	752
5 years	rr_ExpenseExampleYear05	1,299
10 years	rr_ExpenseExampleYear10	2,796
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	231
3 years	rr_ExpenseExampleNoRedemptionYear03	752
5 years	rr_ExpenseExampleNoRedemptionYear05	1,299
10 years	rr_ExpenseExampleNoRedemptionYear10	2,796
Columbia European Equity Fund | Columbia European Equity Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.08%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	110
3 years	rr_ExpenseExampleYear03	359
5 years	rr_ExpenseExampleYear05	627
10 years	rr_ExpenseExampleYear10	1,396
Columbia European Equity Fund | Columbia European Equity Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.38%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	140
3 years	rr_ExpenseExampleYear03	452
5 years	rr_ExpenseExampleYear05	787
10 years	rr_ExpenseExampleYear10	1,734
Columbia European Equity Fund | Columbia European Equity Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.28%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	130
3 years	rr_ExpenseExampleYear03	446
5 years	rr_ExpenseExampleYear05	786
10 years	rr_ExpenseExampleYear10	1,746
Columbia Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Floating Rate Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Floating Rate Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the investment manager, Columbia Management Investment Advisers, LLC, to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Floating rate loans are debt obligations of companies and other similar entities that have interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate (such as LIBOR (London Interbank Offered Rate)) plus a premium). Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund may acquire loans directly through the agent or from another holder of the loan by assignment. They are generally valued on a daily basis by independent pricing services.

The Fund normally invests in senior secured floating rate loans. Senior secured floating rate loans ordinarily are secured by specific collateral or assets of the borrower so that holders of the loans will have a claim on those assets senior to the claim of certain other parties in the event of default or bankruptcy by the borrower. These loans usually are senior in rank to other securities issued by the borrower (such as common stock or other debt instruments). The proceeds of the loan primarily are used by the borrower to finance leveraged buy-outs, recapitalizations, dividends to sponsors, mergers and acquisitions, and, to a lesser extent, to finance internal growth or for other corporate purposes. Senior floating rate loans held by the Fund will generally have final maturities of nine years or less.

To the extent the Fund invests in derivatives securities, the Fund may count the value of derivative securities with floating rate loan characteristics towards its 80% policy.

The investment manager may also invest in other securities, including investment grade fixed income debt obligations, non-investment grade fixed income debt obligations and certain money market instruments. For purposes of the 80% policy, money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a borrower, a single issuer, sector of the economy, industry, or the market as a whole. The market value of floating rate loans and other securities may fluctuate, sometimes rapidly and unpredictably.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Unrated loans or securities held by the Fund present increased credit risk.

Liquidity Risk. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Confidential Information Access Risk. The investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. The investment manager’s decision not to receive Confidential Information may disadvantage the Fund.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

High Yield Securities Risk. The Fund’s investment in below-investment grade loans or other debt securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss than a fund which invests solely in investment grade loans or other debt securities.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Floating Rate Fund | Columbia Floating Rate Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.08%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	406
3 years	rr_ExpenseExampleYear03	649
5 years	rr_ExpenseExampleYear05	910
10 years	rr_ExpenseExampleYear10	1,660
Columbia Floating Rate Fund | Columbia Floating Rate Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.83%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	891
5 years	rr_ExpenseExampleYear05	1,223
10 years	rr_ExpenseExampleYear10	2,031
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	185
3 years	rr_ExpenseExampleNoRedemptionYear03	591
5 years	rr_ExpenseExampleNoRedemptionYear05	1,023
10 years	rr_ExpenseExampleNoRedemptionYear10	2,031
Columbia Floating Rate Fund | Columbia Floating Rate Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.83%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	285
3 years	rr_ExpenseExampleYear03	591
5 years	rr_ExpenseExampleYear05	1,023
10 years	rr_ExpenseExampleYear10	2,227
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	185
3 years	rr_ExpenseExampleNoRedemptionYear03	591
5 years	rr_ExpenseExampleNoRedemptionYear05	1,023
10 years	rr_ExpenseExampleNoRedemptionYear10	2,227
Columbia Floating Rate Fund | Columbia Floating Rate Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.74%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	76
3 years	rr_ExpenseExampleYear03	248
5 years	rr_ExpenseExampleYear05	435
10 years	rr_ExpenseExampleYear10	977
Columbia Floating Rate Fund | Columbia Floating Rate Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.33%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	135
3 years	rr_ExpenseExampleYear03	437
5 years	rr_ExpenseExampleYear05	762
10 years	rr_ExpenseExampleYear10	1,684
Columbia Floating Rate Fund | Columbia Floating Rate Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.48%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.04%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	106
3 years	rr_ExpenseExampleYear03	342
5 years	rr_ExpenseExampleYear05	597
10 years	rr_ExpenseExampleYear10	1,329
Columbia Floating Rate Fund | Columbia Floating Rate Fund Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.79%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	81
3 years	rr_ExpenseExampleYear03	263
5 years	rr_ExpenseExampleYear05	462
10 years	rr_ExpenseExampleYear10	1,037
Columbia Floating Rate Fund | Columbia Floating Rate Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.08%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	110
3 years	rr_ExpenseExampleYear03	360
5 years	rr_ExpenseExampleYear05	629
10 years	rr_ExpenseExampleYear10	1,402
Columbia Floating Rate Fund | Columbia Floating Rate Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.83%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	280
5 years	rr_ExpenseExampleYear05	492
10 years	rr_ExpenseExampleYear10	1,106
Columbia Frontier Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Frontier Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Frontier Fund (the Fund) seeks to provide shareholders with growth of capital.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Although the Fund may invest in the securities of any company, the Fund invests at least 65% of its net assets (including any amounts borrowed for investment purposes), determined at the time of investment, in equity securities of small U.S. companies. For these purposes, small companies are currently defined as companies with market capitalization, at the time of purchase, of  $2 billion or less. Companies are selected for their growth prospects (as identified by the investment manager).

The Fund invests primarily in common stocks; however, it may also invest in preferred stocks, securities convertible into common stocks, and stock purchase warrants if the investment manager believes these investments offer capital growth opportunities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Company Risk. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Frontier Fund | Columbia Frontier Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.81%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[9]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.47%	[9]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	716
3 years	rr_ExpenseExampleYear03	1,081
5 years	rr_ExpenseExampleYear05	1,470
10 years	rr_ExpenseExampleYear10	2,558
Columbia Frontier Fund | Columbia Frontier Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.56%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[9]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.22%	[9]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	725
3 years	rr_ExpenseExampleYear03	1,065
5 years	rr_ExpenseExampleYear05	1,531
10 years	rr_ExpenseExampleYear10	2,690
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	225
3 years	rr_ExpenseExampleNoRedemptionYear03	765
5 years	rr_ExpenseExampleNoRedemptionYear05	1,331
10 years	rr_ExpenseExampleNoRedemptionYear10	2,690
Columbia Frontier Fund | Columbia Frontier Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.56%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[9]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.22%	[9]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	325
3 years	rr_ExpenseExampleYear03	765
5 years	rr_ExpenseExampleYear05	1,331
10 years	rr_ExpenseExampleYear10	2,874
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	225
3 years	rr_ExpenseExampleNoRedemptionYear03	765
5 years	rr_ExpenseExampleNoRedemptionYear05	1,331
10 years	rr_ExpenseExampleNoRedemptionYear10	2,874
Columbia Frontier Fund | Columbia Frontier Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[9]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.02%	[9]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	104
3 years	rr_ExpenseExampleYear03	355
5 years	rr_ExpenseExampleYear05	626
10 years	rr_ExpenseExampleYear10	1,401
Columbia Frontier Fund | Columbia Frontier Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.06%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[9]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.72%	[9]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	175
3 years	rr_ExpenseExampleYear03	613
5 years	rr_ExpenseExampleYear05	1,078
10 years	rr_ExpenseExampleYear10	2,368
Columbia Frontier Fund | Columbia Frontier Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[9]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.32%	[9]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	133
3 years	rr_ExpenseExampleYear03	445
5 years	rr_ExpenseExampleYear05	780
10 years	rr_ExpenseExampleYear10	1,728
Columbia Frontier Fund | Columbia Frontier Fund Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[9]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.06%	[9]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	108
3 years	rr_ExpenseExampleYear03	367
5 years	rr_ExpenseExampleYear05	647
10 years	rr_ExpenseExampleYear10	1,447
Columbia Frontier Fund | Columbia Frontier Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.56%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[9]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.22%	[9]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	124
3 years	rr_ExpenseExampleYear03	460
5 years	rr_ExpenseExampleYear05	819
10 years	rr_ExpenseExampleYear10	1,833
Columbia Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Global Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Global Bond Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under "Reductions/Waivers of Sales Charges - Front-End Sales Charge Reductions" on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and /or capital appreciation by buying below investment-grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The investment manager monitors the Fund’s exposure to interest rate and foreign currency fluctuations.

The investment manager may use derivatives such as futures, options, forward foreign currency contracts and Mortgage To-Be Announced (TBAs), in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk - Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund’s hedging strategy may be unable to achieve its objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund’s forward foreign currency contracts may limit the Fund’s investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Global Bond Fund | Columbia Global Bond Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[10]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.21%	[10]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	592
3 years	rr_ExpenseExampleYear03	882
5 years	rr_ExpenseExampleYear05	1,192
10 years	rr_ExpenseExampleYear10	2,074
Columbia Global Bond Fund | Columbia Global Bond Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.16%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[10]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.96%	[10]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	699
3 years	rr_ExpenseExampleYear03	957
5 years	rr_ExpenseExampleYear05	1,342
10 years	rr_ExpenseExampleYear10	2,291
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	199
3 years	rr_ExpenseExampleNoRedemptionYear03	657
5 years	rr_ExpenseExampleNoRedemptionYear05	1,142
10 years	rr_ExpenseExampleNoRedemptionYear10	2,291
Columbia Global Bond Fund | Columbia Global Bond Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.16%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[10]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.96%	[10]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	299
3 years	rr_ExpenseExampleYear03	657
5 years	rr_ExpenseExampleYear05	1,142
10 years	rr_ExpenseExampleYear10	2,482
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	199
3 years	rr_ExpenseExampleNoRedemptionYear03	657
5 years	rr_ExpenseExampleNoRedemptionYear05	1,142
10 years	rr_ExpenseExampleNoRedemptionYear10	2,482
Columbia Global Bond Fund | Columbia Global Bond Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[10]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.76%	[10]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	267
5 years	rr_ExpenseExampleYear05	472
10 years	rr_ExpenseExampleYear10	1,067
Columbia Global Bond Fund | Columbia Global Bond Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.66%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[10]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.46%	[10]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	149
3 years	rr_ExpenseExampleYear03	504
5 years	rr_ExpenseExampleYear05	884
10 years	rr_ExpenseExampleYear10	1,954
Columbia Global Bond Fund | Columbia Global Bond Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[10]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.06%	[10]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	108
3 years	rr_ExpenseExampleYear03	361
5 years	rr_ExpenseExampleYear05	634
10 years	rr_ExpenseExampleYear10	1,415
Columbia Global Bond Fund | Columbia Global Bond Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[10]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.21%	[10]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	123
3 years	rr_ExpenseExampleYear03	427
5 years	rr_ExpenseExampleYear05	753
10 years	rr_ExpenseExampleYear10	1,679
Columbia Global Bond Fund | Columbia Global Bond Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[10]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.96%	[10]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	349
5 years	rr_ExpenseExampleYear05	620
10 years	rr_ExpenseExampleYear10	1,396
Columbia Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Global Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Global Equity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities, including securities of companies located in developed and emerging countries. These equity securities generally include common stocks. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund can invest in securities of any size, including mid-capitalization companies.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency. From time to time the team may use derivative instruments such as forward foreign currency contracts in an effort to produce incremental earnings or to hedge against currency fluctuations.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk – Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund’s hedging strategy may be unable to achieve its objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund’s forward foreign currency contracts may limit the Fund’s investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Global Equity Fund | Columbia Global Equity Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.79%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[11]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.36%	[11]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	706
3 years	rr_ExpenseExampleYear03	1,007
5 years	rr_ExpenseExampleYear05	1,331
10 years	rr_ExpenseExampleYear10	2,247
Columbia Global Equity Fund | Columbia Global Equity Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.79%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.24%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[11]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.11%	[11]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	714
3 years	rr_ExpenseExampleYear03	988
5 years	rr_ExpenseExampleYear05	1,389
10 years	rr_ExpenseExampleYear10	2,380
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	214
3 years	rr_ExpenseExampleNoRedemptionYear03	688
5 years	rr_ExpenseExampleNoRedemptionYear05	1,189
10 years	rr_ExpenseExampleNoRedemptionYear10	2,380
Columbia Global Equity Fund | Columbia Global Equity Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.79%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.24%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[11]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.11%	[11]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	314
3 years	rr_ExpenseExampleYear03	688
5 years	rr_ExpenseExampleYear05	1,189
10 years	rr_ExpenseExampleYear10	2,569
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	214
3 years	rr_ExpenseExampleNoRedemptionYear03	688
5 years	rr_ExpenseExampleNoRedemptionYear05	1,189
10 years	rr_ExpenseExampleNoRedemptionYear10	2,569
Columbia Global Equity Fund | Columbia Global Equity Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.79%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[11]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.91%	[11]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	299
5 years	rr_ExpenseExampleYear05	522
10 years	rr_ExpenseExampleYear10	1,167
Columbia Global Equity Fund | Columbia Global Equity Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.79%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[11]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.61%	[11]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	164
3 years	rr_ExpenseExampleYear03	536
5 years	rr_ExpenseExampleYear05	933
10 years	rr_ExpenseExampleYear10	2,046
Columbia Global Equity Fund | Columbia Global Equity Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.79%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[11]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.21%	[11]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	123
3 years	rr_ExpenseExampleYear03	393
5 years	rr_ExpenseExampleYear05	683
10 years	rr_ExpenseExampleYear10	1,513
Columbia Global Equity Fund | Columbia Global Equity Fund Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.79%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[11]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.96%	[11]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	315
5 years	rr_ExpenseExampleYear05	549
10 years	rr_ExpenseExampleYear10	1,226
Columbia Global Equity Fund | Columbia Global Equity Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.79%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[11]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.36%	[11]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	138
3 years	rr_ExpenseExampleYear03	459
5 years	rr_ExpenseExampleYear05	802
10 years	rr_ExpenseExampleYear10	1,774
Columbia Global Equity Fund | Columbia Global Equity Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.79%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[11]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.11%	[11]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	113
3 years	rr_ExpenseExampleYear03	381
5 years	rr_ExpenseExampleYear05	669
10 years	rr_ExpenseExampleYear10	1,494
Columbia Global Extended Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Global Extended Alpha Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Global Extended Alpha Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest primarily in equity securities, including at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund will hold both long and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. The subadviser is able to invest the proceeds from its short positions in additional long positions, ‘extending’ the equity exposure of the Fund in an effort to achieve an enhanced level of ‘alpha.’ Alpha represents how much the Fund’s return is attributable to the subadviser’s ability to deliver above-average returns, adjusted for risk. To complete a short sale transaction, the Fund buys back the same security in the market and returns it to the lender.

If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Both long and short positions may be obtained through buying or selling individual securities or creating similar long or short exposure through the use of derivative instruments.

The Fund expects to maintain an approximate net long asset exposure to the equity market (long market exposure minus short market exposure) between 90% and 105%, targeting 110% to 140% gross long exposure and 10% to 40% gross short exposure. Actual exposure will vary over time based on factors such as market movements and the portfolio management team’s assessment of market conditions and may result in the Fund not taking short positions from time to time.

In addition to individual stocks, the portfolio management team may use exchange traded funds (ETFs), and certain derivative instruments, including portfolio and equity swaps, futures, options and forward contracts. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities) or to hedge existing long or short positions.

Columbia Management Investment Advisers, LLC (the investment manager) is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of the investment manager. In pursuit of the Fund’s objective, Threadneedle seeks to identify securities that offer the greatest promise for outperformance (long positions) and securities with the greatest promise for underperformance (short positions).

In addition to selling securities short that Threadneedle believes have the greatest promise for underperformance, Threadneedle may also establish short positions in an effort to mitigate potential additional risks introduced through the selection of the Fund’s active long and short positions.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency. From time to time the team may hold foreign currencies, or use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives. A fund that takes both long and short positions presents increased risk.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

ETF Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through the Fund’s ownership of the ETF.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund’s return and its net asset value. Changes in the value of the Fund’s portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Short Selling Risk. The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security’s price will decline. Short positions introduce more risk to the Fund than long positions (where the Fund owns security) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum price of the shorted security when purchased in the open market. Therefore, in theory, securities sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. In addition, the Fund will incur additional expenses by engaging in short sales in the form of transaction costs, and interest and dividend expenses paid to the lender of the security.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Global Extended Alpha Fund | Columbia Global Extended Alpha Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	1.05%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.60%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.05%)	[12]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.55%	[12]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	724
3 years	rr_ExpenseExampleYear03	1,436
5 years	rr_ExpenseExampleYear05	2,168
10 years	rr_ExpenseExampleYear10	4,092
Columbia Global Extended Alpha Fund | Columbia Global Extended Alpha Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	1.05%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.35%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.05%)	[12]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.30%	[12]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	733
3 years	rr_ExpenseExampleYear03	1,433
5 years	rr_ExpenseExampleYear05	2,244
10 years	rr_ExpenseExampleYear10	4,219
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	233
3 years	rr_ExpenseExampleNoRedemptionYear03	1,133
5 years	rr_ExpenseExampleNoRedemptionYear05	2,044
10 years	rr_ExpenseExampleNoRedemptionYear10	4,219
Columbia Global Extended Alpha Fund | Columbia Global Extended Alpha Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.35%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.05%)	[12]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.30%	[12]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	333
3 years	rr_ExpenseExampleYear03	1,133
5 years	rr_ExpenseExampleYear05	2,044
10 years	rr_ExpenseExampleYear10	4,375
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	233
3 years	rr_ExpenseExampleNoRedemptionYear03	1,133
5 years	rr_ExpenseExampleNoRedemptionYear05	2,044
10 years	rr_ExpenseExampleNoRedemptionYear10	4,375
Columbia Global Extended Alpha Fund | Columbia Global Extended Alpha Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.20%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.02%)	[12]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.18%	[12]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	120
3 years	rr_ExpenseExampleYear03	797
5 years	rr_ExpenseExampleYear05	1,499
10 years	rr_ExpenseExampleYear10	3,368
Columbia Global Extended Alpha Fund | Columbia Global Extended Alpha Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	2.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.85%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.05%)	[12]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.80%	[12]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	183
3 years	rr_ExpenseExampleYear03	987
5 years	rr_ExpenseExampleYear05	1,810
10 years	rr_ExpenseExampleYear10	3,952
Columbia Global Extended Alpha Fund | Columbia Global Extended Alpha Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.50%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.02%)	[12]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.48%	[12]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	151
3 years	rr_ExpenseExampleYear03	887
5 years	rr_ExpenseExampleYear05	1,645
10 years	rr_ExpenseExampleYear10	3,644
Columbia Global Extended Alpha Fund | Columbia Global Extended Alpha Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.35%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.05%)	[12]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.30%	[12]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	132
3 years	rr_ExpenseExampleYear03	839
5 years	rr_ExpenseExampleYear05	1,570
10 years	rr_ExpenseExampleYear10	3,505
Columbia Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Government Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Government Money Market Fund (the Fund) seeks to preserve capital and to maximize liquidity and current income.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund will only purchase U.S. government securities, or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody’s Investors Service (Moody’s) or Standard & Poor’s Ratings Services (S&P)), or if not so rated, determined to be of comparable quality.

Currently, the Fund invests only in U.S. government securities and in securities that are rated in the top category by Moody’s and S&P. However, the Fund is permitted to invest up to 3% of its assets in securities rated in the second rating category by two rating organizations.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

The principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other money market funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Interest Rate Risk. A rise in the overall level of interest rates may result in the decline in the prices of fixed income securities held by the Fund. Falling interest rates may result in a decline in the Fund’s income and yield. The Fund’s yield will vary and there is no guarantee of positive net yield.

Repurchase Agreements. Repurchase agreements in which the Fund may invest could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Government Money Market Fund | Columbia Government Money Market Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[13]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.66%	[13]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	67
3 years	rr_ExpenseExampleYear03	358
5 years	rr_ExpenseExampleYear05	670
10 years	rr_ExpenseExampleYear10	1,559
Columbia Government Money Market Fund | Columbia Government Money Market Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.09%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[13]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.32%	[13]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	634
3 years	rr_ExpenseExampleYear03	881
5 years	rr_ExpenseExampleYear05	1,254
10 years	rr_ExpenseExampleYear10	2,171
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	134
3 years	rr_ExpenseExampleNoRedemptionYear03	581
5 years	rr_ExpenseExampleNoRedemptionYear05	1,054
10 years	rr_ExpenseExampleNoRedemptionYear10	2,171
Columbia Government Money Market Fund | Columbia Government Money Market Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.09%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[13]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.31%	[13]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	233
3 years	rr_ExpenseExampleYear03	580
5 years	rr_ExpenseExampleYear05	1,053
10 years	rr_ExpenseExampleYear10	2,364
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	133
3 years	rr_ExpenseExampleNoRedemptionYear03	580
5 years	rr_ExpenseExampleNoRedemptionYear05	1,053
10 years	rr_ExpenseExampleNoRedemptionYear10	2,364
Columbia Government Money Market Fund | Columbia Government Money Market Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[13]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.98%	[13]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	100
3 years	rr_ExpenseExampleYear03	442
5 years	rr_ExpenseExampleYear05	809
10 years	rr_ExpenseExampleYear10	1,843
Columbia Government Money Market Fund | Columbia Government Money Market Fund Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.69%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[13]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.48%	[13]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	49
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	512
10 years	rr_ExpenseExampleYear10	1,204
Columbia Government Money Market Fund | Columbia Government Money Market Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[13]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.56%	[13]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	57
3 years	rr_ExpenseExampleYear03	294
5 years	rr_ExpenseExampleYear05	550
10 years	rr_ExpenseExampleYear10	1,286
Columbia High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia High Yield Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia High Yield Bond Fund (the Fund) seeks to provide shareholders with high current income as its primary objective and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	as its secondary objective, capital growth.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under "Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions" on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under "Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions" on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund's net assets may be invested in high yield debt instruments of foreign issuers. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for long-term investors with above-average risk tolerance. This Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty credit risk is the risk that a Fund's counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Unrated loans or securities held by the Fund present increased credit risk.

Derivatives Risk. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

High-Yield Securities Risk. The Fund's investment in below-investment grade loans or other debt securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss than a fund which invests solely in investment grade loans or other debt securities.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund's performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia High Yield Bond Fund | Columbia High Yield Bond Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[14]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.07%	[14]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	579
3 years	rr_ExpenseExampleYear03	803
5 years	rr_ExpenseExampleYear05	1,046
10 years	rr_ExpenseExampleYear10	1,743
Columbia High Yield Bond Fund | Columbia High Yield Bond Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[14]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.83%	[14]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	686
3 years	rr_ExpenseExampleYear03	878
5 years	rr_ExpenseExampleYear05	1,196
10 years	rr_ExpenseExampleYear10	1,966
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	186
3 years	rr_ExpenseExampleNoRedemptionYear03	578
5 years	rr_ExpenseExampleNoRedemptionYear05	996
10 years	rr_ExpenseExampleNoRedemptionYear10	1,966
Columbia High Yield Bond Fund | Columbia High Yield Bond Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[14]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.83%	[14]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	286
3 years	rr_ExpenseExampleYear03	580
5 years	rr_ExpenseExampleYear05	1,000
10 years	rr_ExpenseExampleYear10	2,173
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	186
3 years	rr_ExpenseExampleNoRedemptionYear03	580
5 years	rr_ExpenseExampleNoRedemptionYear05	1,000
10 years	rr_ExpenseExampleNoRedemptionYear10	2,173
Columbia High Yield Bond Fund | Columbia High Yield Bond Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.68%	[14]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	69
3 years	rr_ExpenseExampleYear03	218
5 years	rr_ExpenseExampleYear05	379
10 years	rr_ExpenseExampleYear10	850
Columbia High Yield Bond Fund | Columbia High Yield Bond Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.34%	[14]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	136
3 years	rr_ExpenseExampleYear03	425
5 years	rr_ExpenseExampleYear05	735
10 years	rr_ExpenseExampleYear10	1,618
Columbia High Yield Bond Fund | Columbia High Yield Bond Fund Class R3
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R3
Management fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.22%	[14]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R3 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	124
3 years	rr_ExpenseExampleYear03	387
5 years	rr_ExpenseExampleYear05	671
10 years	rr_ExpenseExampleYear10	1,482
Columbia High Yield Bond Fund | Columbia High Yield Bond Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.98%	[14]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	100
3 years	rr_ExpenseExampleYear03	312
5 years	rr_ExpenseExampleYear05	543
10 years	rr_ExpenseExampleYear10	1,206
Columbia High Yield Bond Fund | Columbia High Yield Bond Fund Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.72%	[14]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	898
Columbia High Yield Bond Fund | Columbia High Yield Bond Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.08%	[14]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	110
3 years	rr_ExpenseExampleYear03	344
5 years	rr_ExpenseExampleYear05	596
10 years	rr_ExpenseExampleYear10	1,322
Columbia High Yield Bond Fund | Columbia High Yield Bond Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.84%	[14]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	467
10 years	rr_ExpenseExampleYear10	1,041
Columbia Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Income Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Income Opportunities Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed by the investment manager to be of the same quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Unrated loans or securities held by the Fund present increased credit risk.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other debt securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss than a fund which invests solely in investment grade loans or similarly rated debt securities.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Income Opportunities Fund | Columbia Income Opportunities Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	583
3 years	rr_ExpenseExampleYear03	811
5 years	rr_ExpenseExampleYear05	1,058
10 years	rr_ExpenseExampleYear10	1,767
Columbia Income Opportunities Fund | Columbia Income Opportunities Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	689
3 years	rr_ExpenseExampleYear03	885
5 years	rr_ExpenseExampleYear05	1,207
10 years	rr_ExpenseExampleYear10	1,988
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	189
3 years	rr_ExpenseExampleNoRedemptionYear03	585
5 years	rr_ExpenseExampleNoRedemptionYear05	1,007
10 years	rr_ExpenseExampleNoRedemptionYear10	1,988
Columbia Income Opportunities Fund | Columbia Income Opportunities Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	289
3 years	rr_ExpenseExampleYear03	585
5 years	rr_ExpenseExampleYear05	1,007
10 years	rr_ExpenseExampleYear10	2,185
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	189
3 years	rr_ExpenseExampleNoRedemptionYear03	585
5 years	rr_ExpenseExampleNoRedemptionYear05	1,007
10 years	rr_ExpenseExampleNoRedemptionYear10	2,185
Columbia Income Opportunities Fund | Columbia Income Opportunities Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	898
Columbia Income Opportunities Fund | Columbia Income Opportunities Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	138
3 years	rr_ExpenseExampleYear03	431
5 years	rr_ExpenseExampleYear05	746
10 years	rr_ExpenseExampleYear10	1,640
Columbia Income Opportunities Fund | Columbia Income Opportunities Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	104
3 years	rr_ExpenseExampleYear03	325
5 years	rr_ExpenseExampleYear05	564
10 years	rr_ExpenseExampleYear10	1,252
Columbia Income Opportunities Fund | Columbia Income Opportunities Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	113
3 years	rr_ExpenseExampleYear03	353
5 years	rr_ExpenseExampleYear05	612
10 years	rr_ExpenseExampleYear10	1,356
Columbia Income Opportunities Fund | Columbia Income Opportunities Fund Class Y
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	898
Columbia Income Opportunities Fund | Columbia Income Opportunities Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	275
5 years	rr_ExpenseExampleYear05	478
10 years	rr_ExpenseExampleYear10	1,065
Columbia Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Inflation Protected Securities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Inflation Protected Securities Fund (the Fund) seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed by the Fund’s investment manager to be of comparable quality. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them.

The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury uses the Consumer Price Index for Urban Consumers (non seasonally adjusted) as the inflation measure. Up to 20% of the Fund’s net assets may be invested in non-inflation protected debt obligations issued by U.S. and foreign governments, their agencies and instrumentalities, as well as U.S. and foreign corporate debt obligations, mortgage and asset-backed securities and money market instruments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Inflation Protected Securities Fund | Columbia Inflation Protected Securities Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[15]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.85%	[15]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	384
3 years	rr_ExpenseExampleYear03	597
5 years	rr_ExpenseExampleYear05	827
10 years	rr_ExpenseExampleYear10	1,490
Columbia Inflation Protected Securities Fund | Columbia Inflation Protected Securities Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[15]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.60%	[15]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	663
3 years	rr_ExpenseExampleYear03	839
5 years	rr_ExpenseExampleYear05	1,140
10 years	rr_ExpenseExampleYear10	1,866
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	163
3 years	rr_ExpenseExampleNoRedemptionYear03	539
5 years	rr_ExpenseExampleNoRedemptionYear05	940
10 years	rr_ExpenseExampleNoRedemptionYear10	1,866
Columbia Inflation Protected Securities Fund | Columbia Inflation Protected Securities Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[15]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.60%	[15]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	263
3 years	rr_ExpenseExampleYear03	539
5 years	rr_ExpenseExampleYear05	940
10 years	rr_ExpenseExampleYear10	2,065
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	163
3 years	rr_ExpenseExampleNoRedemptionYear03	539
5 years	rr_ExpenseExampleNoRedemptionYear05	940
10 years	rr_ExpenseExampleNoRedemptionYear10	2,065
Columbia Inflation Protected Securities Fund | Columbia Inflation Protected Securities Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[15]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.44%	[15]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	45
3 years	rr_ExpenseExampleYear03	165
5 years	rr_ExpenseExampleYear05	297
10 years	rr_ExpenseExampleYear10	682
Columbia Inflation Protected Securities Fund | Columbia Inflation Protected Securities Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[15]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.10%	[15]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	384
5 years	rr_ExpenseExampleYear05	677
10 years	rr_ExpenseExampleYear10	1,514
Columbia Inflation Protected Securities Fund | Columbia Inflation Protected Securities Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[15]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.74%	[15]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	76
3 years	rr_ExpenseExampleYear03	260
5 years	rr_ExpenseExampleYear05	461
10 years	rr_ExpenseExampleYear10	1,043
Columbia Inflation Protected Securities Fund | Columbia Inflation Protected Securities Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[15]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.85%	[15]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	543
10 years	rr_ExpenseExampleYear10	1,226
Columbia Inflation Protected Securities Fund | Columbia Inflation Protected Securities Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[15]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.60%	[15]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	227
5 years	rr_ExpenseExampleYear05	407
10 years	rr_ExpenseExampleYear10	931
Columbia Large Core Quantitative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Large Core Quantitative Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Large Core Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies listed on U.S. exchanges with market capitalizations greater than  $5 billion at the time of purchase. These equity securities generally include common stocks. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The universe of stocks from which Columbia Management Investment Advisers, LLC (the investment manager), selects the Fund’s investments primarily will be those included in the Fund’s benchmark, the S&P 500 Index (the Index). The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.

In pursuit of the Fund’s objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Large Core Quantitative Fund | Columbia Large Core Quantitative Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[16]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.07%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	678
3 years	rr_ExpenseExampleYear03	905
5 years	rr_ExpenseExampleYear05	1,152
10 years	rr_ExpenseExampleYear10	1,858
Columbia Large Core Quantitative Fund | Columbia Large Core Quantitative Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[16]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.82%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	883
5 years	rr_ExpenseExampleYear05	1,206
10 years	rr_ExpenseExampleYear10	1,992
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	185
3 years	rr_ExpenseExampleNoRedemptionYear03	583
5 years	rr_ExpenseExampleNoRedemptionYear05	1,006
10 years	rr_ExpenseExampleNoRedemptionYear10	1,992
Columbia Large Core Quantitative Fund | Columbia Large Core Quantitative Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[16]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.82%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	285
3 years	rr_ExpenseExampleYear03	583
5 years	rr_ExpenseExampleYear05	1,006
10 years	rr_ExpenseExampleYear10	2,189
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	185
3 years	rr_ExpenseExampleNoRedemptionYear03	583
5 years	rr_ExpenseExampleNoRedemptionYear05	1,006
10 years	rr_ExpenseExampleNoRedemptionYear10	2,189
Columbia Large Core Quantitative Fund | Columbia Large Core Quantitative Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[16]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.63%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	64
3 years	rr_ExpenseExampleYear03	202
5 years	rr_ExpenseExampleYear05	352
10 years	rr_ExpenseExampleYear10	790
Columbia Large Core Quantitative Fund | Columbia Large Core Quantitative Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[16]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.32%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	134
3 years	rr_ExpenseExampleYear03	428
5 years	rr_ExpenseExampleYear05	745
10 years	rr_ExpenseExampleYear10	1,644
Columbia Large Core Quantitative Fund | Columbia Large Core Quantitative Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[16]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.93%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	95
3 years	rr_ExpenseExampleYear03	296
5 years	rr_ExpenseExampleYear05	515
10 years	rr_ExpenseExampleYear10	1,146
Columbia Large Core Quantitative Fund | Columbia Large Core Quantitative Fund Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[16]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.68%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	69
3 years	rr_ExpenseExampleYear03	217
5 years	rr_ExpenseExampleYear05	379
10 years	rr_ExpenseExampleYear10	849
Columbia Large Core Quantitative Fund | Columbia Large Core Quantitative Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[16]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.07%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	109
3 years	rr_ExpenseExampleYear03	351
5 years	rr_ExpenseExampleYear05	612
10 years	rr_ExpenseExampleYear10	1,361
Columbia Large Core Quantitative Fund | Columbia Large Core Quantitative Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[16]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.82%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	273
5 years	rr_ExpenseExampleYear05	478
10 years	rr_ExpenseExampleYear10	1,072
Columbia Large Growth Quantitative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Large Growth Quantitative Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Large Growth Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase. These equity securities generally include common stocks. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Large Growth Quantitative Fund | Columbia Large Growth Quantitative Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	691
3 years	rr_ExpenseExampleYear03	937
5 years	rr_ExpenseExampleYear05	1,203
10 years	rr_ExpenseExampleYear10	1,961
Columbia Large Growth Quantitative Fund | Columbia Large Growth Quantitative Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.96%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	699
3 years	rr_ExpenseExampleYear03	916
5 years	rr_ExpenseExampleYear05	1,258
10 years	rr_ExpenseExampleYear10	2,095
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	199
3 years	rr_ExpenseExampleNoRedemptionYear03	616
5 years	rr_ExpenseExampleNoRedemptionYear05	1,058
10 years	rr_ExpenseExampleNoRedemptionYear10	2,095
Columbia Large Growth Quantitative Fund | Columbia Large Growth Quantitative Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.96%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	299
3 years	rr_ExpenseExampleYear03	616
5 years	rr_ExpenseExampleYear05	1,058
10 years	rr_ExpenseExampleYear10	2,290
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	199
3 years	rr_ExpenseExampleNoRedemptionYear03	616
5 years	rr_ExpenseExampleNoRedemptionYear05	1,058
10 years	rr_ExpenseExampleNoRedemptionYear10	2,290
Columbia Large Growth Quantitative Fund | Columbia Large Growth Quantitative Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	72
3 years	rr_ExpenseExampleYear03	224
5 years	rr_ExpenseExampleYear05	390
10 years	rr_ExpenseExampleYear10	874
Columbia Large Growth Quantitative Fund | Columbia Large Growth Quantitative Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.46%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	149
3 years	rr_ExpenseExampleYear03	462
5 years	rr_ExpenseExampleYear05	798
10 years	rr_ExpenseExampleYear10	1,751
Columbia Large Growth Quantitative Fund | Columbia Large Growth Quantitative Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	319
5 years	rr_ExpenseExampleYear05	553
10 years	rr_ExpenseExampleYear10	1,229
Columbia Large Growth Quantitative Fund | Columbia Large Growth Quantitative Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	123
3 years	rr_ExpenseExampleYear03	384
5 years	rr_ExpenseExampleYear05	666
10 years	rr_ExpenseExampleYear10	1,471
Columbia Large Growth Quantitative Fund | Columbia Large Growth Quantitative Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	532
10 years	rr_ExpenseExampleYear10	1,183
Columbia Large Value Quantitative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Large Value Quantitative Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Large Value Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A and Class T shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A and Class T shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of companies with market capitalizations of over  $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000 Value Index (the Index) at the time of purchase. These equity securities generally include common stocks. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Large Value Quantitative Fund | Columbia Large Value Quantitative Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	686
3 years	rr_ExpenseExampleYear03	923
5 years	rr_ExpenseExampleYear05	1,177
10 years	rr_ExpenseExampleYear10	1,907
Columbia Large Value Quantitative Fund | Columbia Large Value Quantitative Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	694
3 years	rr_ExpenseExampleYear03	900
5 years	rr_ExpenseExampleYear05	1,233
10 years	rr_ExpenseExampleYear10	2,042
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	194
3 years	rr_ExpenseExampleNoRedemptionYear03	600
5 years	rr_ExpenseExampleNoRedemptionYear05	1,033
10 years	rr_ExpenseExampleNoRedemptionYear10	2,042
Columbia Large Value Quantitative Fund | Columbia Large Value Quantitative Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	294
3 years	rr_ExpenseExampleYear03	600
5 years	rr_ExpenseExampleYear05	1,033
10 years	rr_ExpenseExampleYear10	2,238
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	194
3 years	rr_ExpenseExampleNoRedemptionYear03	600
5 years	rr_ExpenseExampleNoRedemptionYear05	1,033
10 years	rr_ExpenseExampleNoRedemptionYear10	2,238
Columbia Large Value Quantitative Fund | Columbia Large Value Quantitative Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	75
3 years	rr_ExpenseExampleYear03	234
5 years	rr_ExpenseExampleYear05	407
10 years	rr_ExpenseExampleYear10	910
Columbia Large Value Quantitative Fund | Columbia Large Value Quantitative Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	144
3 years	rr_ExpenseExampleYear03	447
5 years	rr_ExpenseExampleYear05	772
10 years	rr_ExpenseExampleYear10	1,696
Columbia Large Value Quantitative Fund | Columbia Large Value Quantitative Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	105
3 years	rr_ExpenseExampleYear03	328
5 years	rr_ExpenseExampleYear05	570
10 years	rr_ExpenseExampleYear10	1,264
Columbia Large Value Quantitative Fund | Columbia Large Value Quantitative Fund Class T
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	123
3 years	rr_ExpenseExampleYear03	384
5 years	rr_ExpenseExampleYear05	666
10 years	rr_ExpenseExampleYear10	1,471
Columbia Large Value Quantitative Fund | Columbia Large Value Quantitative Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	118
3 years	rr_ExpenseExampleYear03	369
5 years	rr_ExpenseExampleYear05	639
10 years	rr_ExpenseExampleYear10	1,414
Columbia Large Value Quantitative Fund | Columbia Large Value Quantitative Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	290
5 years	rr_ExpenseExampleYear05	505
10 years	rr_ExpenseExampleYear10	1,124
Columbia Limited Duration Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Limited Duration Credit Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Limited Duration Credit Fund (the Fund) seeks to provide shareholders with a level of current income consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds and agency, sovereign, supranational and local authority bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Limited Duration Credit Fund | Columbia Limited Duration Credit Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[17]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.86%	[17]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	385
3 years	rr_ExpenseExampleYear03	591
5 years	rr_ExpenseExampleYear05	815
10 years	rr_ExpenseExampleYear10	1,459
Columbia Limited Duration Credit Fund | Columbia Limited Duration Credit Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[17]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.61%	[17]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	664
3 years	rr_ExpenseExampleYear03	834
5 years	rr_ExpenseExampleYear05	1,128
10 years	rr_ExpenseExampleYear10	1,837
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	164
3 years	rr_ExpenseExampleNoRedemptionYear03	534
5 years	rr_ExpenseExampleNoRedemptionYear05	928
10 years	rr_ExpenseExampleNoRedemptionYear10	1,837
Columbia Limited Duration Credit Fund | Columbia Limited Duration Credit Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[17]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.61%	[17]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	264
3 years	rr_ExpenseExampleYear03	534
5 years	rr_ExpenseExampleYear05	928
10 years	rr_ExpenseExampleYear10	2,036
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	164
3 years	rr_ExpenseExampleNoRedemptionYear03	534
5 years	rr_ExpenseExampleNoRedemptionYear05	928
10 years	rr_ExpenseExampleNoRedemptionYear10	2,036
Columbia Limited Duration Credit Fund | Columbia Limited Duration Credit Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[17]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.52%	[17]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	53
3 years	rr_ExpenseExampleYear03	186
5 years	rr_ExpenseExampleYear05	332
10 years	rr_ExpenseExampleYear10	757
Columbia Limited Duration Credit Fund | Columbia Limited Duration Credit Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[17]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.82%	[17]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	281
5 years	rr_ExpenseExampleYear05	496
10 years	rr_ExpenseExampleYear10	1,116
Columbia Limited Duration Credit Fund | Columbia Limited Duration Credit Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[17]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.86%	[17]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	300
5 years	rr_ExpenseExampleYear05	531
10 years	rr_ExpenseExampleYear10	1,195
Columbia Limited Duration Credit Fund | Columbia Limited Duration Credit Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[17]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.61%	[17]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	62
3 years	rr_ExpenseExampleYear03	222
5 years	rr_ExpenseExampleYear05	395
10 years	rr_ExpenseExampleYear10	899
Columbia Mid Cap Growth Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Mid Cap Growth Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Mid Cap Growth Opportunity Fund (the Fund) seeks to provide shareholders with growth of capital.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges - Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investing purposes) at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Columbia Management Investment Advisers, LLC (the investment manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included within the Index was $752 million to $21.5 billion as of December 31, 2010. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Mid Cap Growth Opportunity Fund | Columbia Mid Cap Growth Opportunity Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[18]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.28%	[18]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	698
3 years	rr_ExpenseExampleYear03	963
5 years	rr_ExpenseExampleYear05	1,247
10 years	rr_ExpenseExampleYear10	2,059
Columbia Mid Cap Growth Opportunity Fund | Columbia Mid Cap Growth Opportunity Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[18]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.03%	[18]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	706
3 years	rr_ExpenseExampleYear03	942
5 years	rr_ExpenseExampleYear05	1,304
10 years	rr_ExpenseExampleYear10	2,193
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	206
3 years	rr_ExpenseExampleNoRedemptionYear03	642
5 years	rr_ExpenseExampleNoRedemptionYear05	1,104
10 years	rr_ExpenseExampleNoRedemptionYear10	2,193
Columbia Mid Cap Growth Opportunity Fund | Columbia Mid Cap Growth Opportunity Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[18]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.03%	[18]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	306
3 years	rr_ExpenseExampleYear03	642
5 years	rr_ExpenseExampleYear05	1,104
10 years	rr_ExpenseExampleYear10	2,386
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	206
3 years	rr_ExpenseExampleNoRedemptionYear03	642
5 years	rr_ExpenseExampleNoRedemptionYear05	1,104
10 years	rr_ExpenseExampleNoRedemptionYear10	2,386
Columbia Mid Cap Growth Opportunity Fund | Columbia Mid Cap Growth Opportunity Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[18]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.80%	[18]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	257
5 years	rr_ExpenseExampleYear05	447
10 years	rr_ExpenseExampleYear10	997
Columbia Mid Cap Growth Opportunity Fund | Columbia Mid Cap Growth Opportunity Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[18]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.53%	[18]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	156
3 years	rr_ExpenseExampleYear03	489
5 years	rr_ExpenseExampleYear05	845
10 years	rr_ExpenseExampleYear10	1,852
Columbia Mid Cap Growth Opportunity Fund | Columbia Mid Cap Growth Opportunity Fund Class R3
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R3
Management fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[18]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.35%	[18]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R3 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	138
3 years	rr_ExpenseExampleYear03	429
5 years	rr_ExpenseExampleYear05	742
10 years	rr_ExpenseExampleYear10	1,632
Columbia Mid Cap Growth Opportunity Fund | Columbia Mid Cap Growth Opportunity Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[18]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.10%	[18]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	351
5 years	rr_ExpenseExampleYear05	609
10 years	rr_ExpenseExampleYear10	1,348
Columbia Mid Cap Growth Opportunity Fund | Columbia Mid Cap Growth Opportunity Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[18]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.03%	[18]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	105
3 years	rr_ExpenseExampleYear03	333
5 years	rr_ExpenseExampleYear05	580
10 years	rr_ExpenseExampleYear10	1,289
Columbia Mid Cap Value Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Mid Cap Value Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Mid Cap Value Opportunity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. These equity securities generally include common stocks. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell Midcap® Value Index (the Index). The market capitalization range of the companies included within the Index was $251 million to $385 billion as of December 31, 2010. The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund’s net assets may be invested in stocks of smaller or larger companies. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Mid Cap Value Opportunity Fund | Columbia Mid Cap Value Opportunity Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.69%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	693
3 years	rr_ExpenseExampleYear03	943
5 years	rr_ExpenseExampleYear05	1,213
10 years	rr_ExpenseExampleYear10	1,983
Columbia Mid Cap Value Opportunity Fund | Columbia Mid Cap Value Opportunity Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.69%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.98%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	701
3 years	rr_ExpenseExampleYear03	922
5 years	rr_ExpenseExampleYear05	1,268
10 years	rr_ExpenseExampleYear10	2,117
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	201
3 years	rr_ExpenseExampleNoRedemptionYear03	622
5 years	rr_ExpenseExampleNoRedemptionYear05	1,068
10 years	rr_ExpenseExampleNoRedemptionYear10	2,117
Columbia Mid Cap Value Opportunity Fund | Columbia Mid Cap Value Opportunity Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.69%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.98%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	301
3 years	rr_ExpenseExampleYear03	622
5 years	rr_ExpenseExampleYear05	1,068
10 years	rr_ExpenseExampleYear10	2,311
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	201
3 years	rr_ExpenseExampleNoRedemptionYear03	622
5 years	rr_ExpenseExampleNoRedemptionYear05	1,068
10 years	rr_ExpenseExampleNoRedemptionYear10	2,311
Columbia Mid Cap Value Opportunity Fund | Columbia Mid Cap Value Opportunity Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.69%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	243
5 years	rr_ExpenseExampleYear05	423
10 years	rr_ExpenseExampleYear10	946
Columbia Mid Cap Value Opportunity Fund | Columbia Mid Cap Value Opportunity Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.69%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	151
3 years	rr_ExpenseExampleYear03	468
5 years	rr_ExpenseExampleYear05	809
10 years	rr_ExpenseExampleYear10	1,774
Columbia Mid Cap Value Opportunity Fund | Columbia Mid Cap Value Opportunity Fund Class R3
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R3
Management fees	rr_ManagementFeesOverAssets	0.69%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R3 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	132
3 years	rr_ExpenseExampleYear03	412
5 years	rr_ExpenseExampleYear05	714
10 years	rr_ExpenseExampleYear10	1,573
Columbia Mid Cap Value Opportunity Fund | Columbia Mid Cap Value Opportunity Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.69%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	107
3 years	rr_ExpenseExampleYear03	334
5 years	rr_ExpenseExampleYear05	580
10 years	rr_ExpenseExampleYear10	1,287
Columbia Mid Cap Value Opportunity Fund | Columbia Mid Cap Value Opportunity Fund Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.69%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	256
5 years	rr_ExpenseExampleYear05	445
10 years	rr_ExpenseExampleYear10	994
Columbia Mid Cap Value Opportunity Fund | Columbia Mid Cap Value Opportunity Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.69%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	125
3 years	rr_ExpenseExampleYear03	391
5 years	rr_ExpenseExampleYear05	677
10 years	rr_ExpenseExampleYear10	1,494
Columbia Mid Cap Value Opportunity Fund | Columbia Mid Cap Value Opportunity Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.69%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	100
3 years	rr_ExpenseExampleYear03	312
5 years	rr_ExpenseExampleYear05	543
10 years	rr_ExpenseExampleYear10	1,206
Columbia Minnesota Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Minnesota Tax-Exempt Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Minnesota Tax-Exempt Fund (the Fund) seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from Minnesota state and local tax.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a non-diversified mutual fund. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in municipal obligations that are generally exempt from federal income tax as well as from Minnesota state and local income tax. The Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds. The Fund also may invest up to 20% of its net assets in debt obligations whose interest is subject to the alternative minimum tax. Additionally, the Fund may invest up to 25% of its net assets in lower-quality bonds (junk bonds). The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

The investment manager may use derivatives such as inverse variable or floating rate securities, in an effort to produce incremental earnings.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk - Inverse Floaters. Inverse floaters (or inverse variable or floating rate securities) are a type of derivative, long-term fixed income obligation with a variable or floating interest rate that moves in the opposite direction of short-term interest rates. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down). There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features and some may include market-dependent liquidity features which may present greater liquidity risk. Other risks described in this prospectus associated with transactions in inverse floaters include Interest Rate Risk, Credit Risk and Market Risk.

Geographic Concentration Risk. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by state and political sub-divisions of the state, the Fund will be particularly affected by political, economic, regulatory, or other events or conditions in the state in which it invests. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal securities owned by a Fund also may be adversely affected by future changes in U.S. federal or state income tax laws.

High-Yield Securities Risk. The Fund's investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Liquidity Risk. At times, market conditions could result in reduced liquidity for certain securities held by the Fund. Reduced liquidity may make it difficult or impossible to sell the security at a desirable price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Non-Diversification Risk. Compared with a “diversified” Fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Compared with a “diversified” Fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Minnesota Tax-Exempt Fund | Columbia Minnesota Tax-Exempt Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[19]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.79%	[19]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	552
3 years	rr_ExpenseExampleYear03	722
5 years	rr_ExpenseExampleYear05	907
10 years	rr_ExpenseExampleYear10	1,443
Columbia Minnesota Tax-Exempt Fund | Columbia Minnesota Tax-Exempt Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[19]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.54%	[19]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	657
3 years	rr_ExpenseExampleYear03	793
5 years	rr_ExpenseExampleYear05	1,054
10 years	rr_ExpenseExampleYear10	1,668
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	157
3 years	rr_ExpenseExampleNoRedemptionYear03	493
5 years	rr_ExpenseExampleNoRedemptionYear05	854
10 years	rr_ExpenseExampleNoRedemptionYear10	1,668
Columbia Minnesota Tax-Exempt Fund | Columbia Minnesota Tax-Exempt Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[19]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.54%	[19]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	257
3 years	rr_ExpenseExampleYear03	493
5 years	rr_ExpenseExampleYear05	854
10 years	rr_ExpenseExampleYear10	1,871
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	157
3 years	rr_ExpenseExampleNoRedemptionYear03	493
5 years	rr_ExpenseExampleNoRedemptionYear05	854
10 years	rr_ExpenseExampleNoRedemptionYear10	1,871
Columbia Minnesota Tax-Exempt Fund | Columbia Minnesota Tax-Exempt Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[19]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.54%	[19]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	55
3 years	rr_ExpenseExampleYear03	180
5 years	rr_ExpenseExampleYear05	316
10 years	rr_ExpenseExampleYear10	715
Columbia Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Money Market Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of  $1.00 per share, capital appreciation is not expected to play a role in the Fund’s return. The Fund’s yield will vary from day-to-day.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Industry Concentration Risk. Investments that are concentrated in a particular industry will make the Fund's portfolio value more susceptible to the events or conditions impacting that particular industry. Because the Fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry.

Interest Rate Risk. A rise in the overall level of interest rates may result in the decline in the prices of fixed income securities held by the Fund. Falling interest rates may result in a decline in the Fund’s income and yield. The Fund’s yield will vary and there is no guarantee of positive net yield.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it is currently earning.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Money Market Fund | Columbia Money Market Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[20]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.62%	[20]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	63
3 years	rr_ExpenseExampleYear03	231
5 years	rr_ExpenseExampleYear05	413
10 years	rr_ExpenseExampleYear10	943
Columbia Money Market Fund | Columbia Money Market Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.52%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[20]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.27%	[20]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	629
3 years	rr_ExpenseExampleYear03	756
5 years	rr_ExpenseExampleYear05	1,006
10 years	rr_ExpenseExampleYear10	1,591
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	129
3 years	rr_ExpenseExampleNoRedemptionYear03	456
5 years	rr_ExpenseExampleNoRedemptionYear05	806
10 years	rr_ExpenseExampleNoRedemptionYear10	1,591
Columbia Money Market Fund | Columbia Money Market Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[20]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.27%	[20]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	229
3 years	rr_ExpenseExampleYear03	435
5 years	rr_ExpenseExampleYear05	763
10 years	rr_ExpenseExampleYear10	1,693
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	129
3 years	rr_ExpenseExampleNoRedemptionYear03	435
5 years	rr_ExpenseExampleNoRedemptionYear05	763
10 years	rr_ExpenseExampleNoRedemptionYear10	1,693
Columbia Money Market Fund | Columbia Money Market Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.40%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[20]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.32%	[20]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	33
3 years	rr_ExpenseExampleYear03	121
5 years	rr_ExpenseExampleYear05	217
10 years	rr_ExpenseExampleYear10	500
Columbia Money Market Fund | Columbia Money Market Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[20]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.77%	[20]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	332
5 years	rr_ExpenseExampleYear05	606
10 years	rr_ExpenseExampleYear10	1,389
Columbia Money Market Fund | Columbia Money Market Fund Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.45%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[20]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.37%	[20]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	38
3 years	rr_ExpenseExampleYear03	137
5 years	rr_ExpenseExampleYear05	245
10 years	rr_ExpenseExampleYear10	562
Columbia Money Market Fund | Columbia Money Market Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[20]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.62%	[20]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	63
3 years	rr_ExpenseExampleYear03	231
5 years	rr_ExpenseExampleYear05	413
10 years	rr_ExpenseExampleYear10	943
Columbia Money Market Fund | Columbia Money Market Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[20]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.52%	[20]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	53
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	358
10 years	rr_ExpenseExampleYear10	823
Columbia Multi-Advisor International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Multi-Advisor International Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Multi-Advisor International Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. These equity securities generally include common stocks. The Fund may invest in both developed and emerging markets.

Columbia Management Investment Advisers, LLC (the investment manager) is responsible for oversight of the Fund's subadvisers, AllianceBernstein L.P. (AllianceBernstein), Mondrian Investment Partners Limited (Mondrian) and Tradewinds Global Investors, LLC (Tradewinds) (the Subadvisers), which provide day-to-day management for the Fund. The investment manager, subject to the oversight of the Fund's Board of Trustees (Board), decides the proportion of the Fund assets to be managed by each Subadviser, and may change these proportions at any time. The investment manager currently intends to allocate a majority of the Fund's assets to AllianceBernstein, although this could change at any time. Each of the Subadvisers acts independently of the other and uses its own methodology for selecting stocks.

AllianceBernstein

AllianceBernstein uses a value-oriented approach to buy and sell decisions that is disciplined, centralized and highly systematic.

AllianceBernstein may use foreign currency futures contracts or foreign currency forward contracts, with terms of up to one year in an effort to hedge existing positions, interest rate fluctuations or currency fluctuations, or to produce incremental earnings. AllianceBernstein also may purchase foreign currency for immediate settlement in order to purchase foreign securities. AllianceBernstein may use stock index futures to equitize (gain market exposure) temporary and transactional cash balances.

Mondrian

Mondrian is an active, value-oriented, defensive manager that emphasizes small-cap opportunities for the Fund. Mondrian considers small cap opportunities to be companies whose market capitalization falls within the range of companies in the Morgan Stanley Capital International (MSCI) World Ex-U.S. Small Cap Index. The MSCI World Ex-U.S. Small Cap Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 22 global developed markets, excluding the U.S. Mondrian then uses a quantitative screen as well as other security ideas to derive a smaller number of companies on which it will make use of a three-stage process to determine (i) whether an existing security will remain or will be removed from the Fund and (ii) whether a new security will be purchased for the Fund.

Mondrian may use foreign currency forward contracts, with terms of up to three months on a rolling basis, in an effort to defensively hedge the currency of existing positions. Mondrian also may purchase foreign currency for immediate settlement in order to purchase foreign securities.

Tradewinds

Tradewinds uses an active, research-driven, fundamentals-based, value-oriented process. Tradewinds’ stock selection process identifies an initial universe of companies with market capitalizations of greater than  $1 billion. Those companies are closely monitored within their respective industries and, based on various quantitative measures (such as price-to earnings, price-to-book value, price-to-sales, price-to-net present value, price-to-free cash flow, sustainable dividend yield and price to liquidation/ replacement value) and qualitative analysis (such as understanding franchise quality, management strength, corporate strategy, barriers-to-entry, shareholder value orientation, operating and industry fundamentals and competitive advantage), the universe of companies is reduced. Following this process, Tradewinds selects securities for the Fund, further evaluating the Fund's industry/ sector exposure and liquidity/ability to execute.

In accordance with the same principles that are utilized to evaluate the selection of securities, a security becomes a candidate for sale when risk-reward characteristics change.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk - Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund's hedging strategy may be unable to achieve its objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund's forward foreign currency contracts may limit the Fund's investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Multi-Adviser Risk. The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement that of the other subadviser(s). As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Multi-Advisor International Value Fund | Columbia Multi-Advisor International Value Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.87%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.64%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	732
3 years	rr_ExpenseExampleYear03	1,063
5 years	rr_ExpenseExampleYear05	1,416
10 years	rr_ExpenseExampleYear10	2,412
Columbia Multi-Advisor International Value Fund | Columbia Multi-Advisor International Value Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.87%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.39%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	742
3 years	rr_ExpenseExampleYear03	1,046
5 years	rr_ExpenseExampleYear05	1,476
10 years	rr_ExpenseExampleYear10	2,544
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	242
3 years	rr_ExpenseExampleNoRedemptionYear03	746
5 years	rr_ExpenseExampleNoRedemptionYear05	1,276
10 years	rr_ExpenseExampleNoRedemptionYear10	2,544
Columbia Multi-Advisor International Value Fund | Columbia Multi-Advisor International Value Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.87%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.39%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	342
3 years	rr_ExpenseExampleYear03	746
5 years	rr_ExpenseExampleYear05	1,276
10 years	rr_ExpenseExampleYear10	2,731
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	242
3 years	rr_ExpenseExampleNoRedemptionYear03	746
5 years	rr_ExpenseExampleNoRedemptionYear05	1,276
10 years	rr_ExpenseExampleNoRedemptionYear10	2,731
Columbia Multi-Advisor International Value Fund | Columbia Multi-Advisor International Value Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.87%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	105
3 years	rr_ExpenseExampleYear03	328
5 years	rr_ExpenseExampleYear05	570
10 years	rr_ExpenseExampleYear10	1,264
Columbia Multi-Advisor International Value Fund | Columbia Multi-Advisor International Value Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.87%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	135
3 years	rr_ExpenseExampleYear03	422
5 years	rr_ExpenseExampleYear05	730
10 years	rr_ExpenseExampleYear10	1,606
Columbia Multi-Advisor International Value Fund | Columbia Multi-Advisor International Value Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.87%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	142
3 years	rr_ExpenseExampleYear03	440
5 years	rr_ExpenseExampleYear05	761
10 years	rr_ExpenseExampleYear10	1,674
Columbia Multi-Advisor Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Multi-Advisor Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Multi-Advisor Small Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to  $2.5 billion or that fall within the range of the Russell 2000® Value Index (Index). The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. The Fund may invest in any types of securities, including common stocks and Depository Receipts.

Columbia Management Investment Advisers, LLC (Columbia Management or the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers, Barrow, Hanley, Mewhinney and Strauss, LLC (Barrow Hanley), Donald Smith and Co., Inc. (Donald Smith), Metropolitan West Capital Management, LLC (MetWest Capital) and Turner Investment Partners, Inc. (Turner) (the Subadvisers), which provide day-to-day portfolio management for the Fund. Columbia Management, subject to the oversight of the Fund’s Board of Directors (Board), decides the proportion of the Fund’s assets to be managed by each Subadviser, and may change these proportions at any time. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities. Although this strategy seeks to identify companies with market capitalizations in the range of the Index, the Fund may hold or buy stock in a company that is not included in the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in currency and the risks associated with less developed custody and settlement practices.

Small Company Risk. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Multi-Advisor Small Cap Value Fund | Columbia Multi-Advisor Small Cap Value Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.96%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[21]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.53%	[21]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	722
3 years	rr_ExpenseExampleYear03	1,065
5 years	rr_ExpenseExampleYear05	1,431
10 years	rr_ExpenseExampleYear10	2,460
Columbia Multi-Advisor Small Cap Value Fund | Columbia Multi-Advisor Small Cap Value Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.96%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.45%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[21]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.30%	[21]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	733
3 years	rr_ExpenseExampleYear03	1,050
5 years	rr_ExpenseExampleYear05	1,493
10 years	rr_ExpenseExampleYear10	2,593
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	233
3 years	rr_ExpenseExampleNoRedemptionYear03	750
5 years	rr_ExpenseExampleNoRedemptionYear05	1,293
10 years	rr_ExpenseExampleNoRedemptionYear10	2,593
Columbia Multi-Advisor Small Cap Value Fund | Columbia Multi-Advisor Small Cap Value Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.96%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.45%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[21]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.29%	[21]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	332
3 years	rr_ExpenseExampleYear03	749
5 years	rr_ExpenseExampleYear05	1,292
10 years	rr_ExpenseExampleYear10	2,778
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	232
3 years	rr_ExpenseExampleNoRedemptionYear03	749
5 years	rr_ExpenseExampleNoRedemptionYear05	1,292
10 years	rr_ExpenseExampleNoRedemptionYear10	2,778
Columbia Multi-Advisor Small Cap Value Fund | Columbia Multi-Advisor Small Cap Value Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.96%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[21]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.08%	[21]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	110
3 years	rr_ExpenseExampleYear03	357
5 years	rr_ExpenseExampleYear05	623
10 years	rr_ExpenseExampleYear10	1,386
Columbia Multi-Advisor Small Cap Value Fund | Columbia Multi-Advisor Small Cap Value Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.96%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.95%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[21]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.88%	[21]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	191
3 years	rr_ExpenseExampleYear03	606
5 years	rr_ExpenseExampleYear05	1,047
10 years	rr_ExpenseExampleYear10	2,274
Columbia Multi-Advisor Small Cap Value Fund | Columbia Multi-Advisor Small Cap Value Fund Class R3
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R3
Management fees	rr_ManagementFeesOverAssets	0.96%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[21]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.63%	[21]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R3 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	166
3 years	rr_ExpenseExampleYear03	529
5 years	rr_ExpenseExampleYear05	917
10 years	rr_ExpenseExampleYear10	2,008
Columbia Multi-Advisor Small Cap Value Fund | Columbia Multi-Advisor Small Cap Value Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.96%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[21]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.38%	[21]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	140
3 years	rr_ExpenseExampleYear03	450
5 years	rr_ExpenseExampleYear05	782
10 years	rr_ExpenseExampleYear10	1,724
Columbia Multi-Advisor Small Cap Value Fund | Columbia Multi-Advisor Small Cap Value Fund Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.96%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[21]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.13%	[21]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	115
3 years	rr_ExpenseExampleYear03	372
5 years	rr_ExpenseExampleYear05	650
10 years	rr_ExpenseExampleYear10	1,443
Columbia Multi-Advisor Small Cap Value Fund | Columbia Multi-Advisor Small Cap Value Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.96%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[21]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.33%	[21]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	135
3 years	rr_ExpenseExampleYear03	447
5 years	rr_ExpenseExampleYear05	782
10 years	rr_ExpenseExampleYear10	1,730
Columbia Select Large-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Select Large-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Select Large-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with large market capitalizations ( $4 billion or more) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers. The investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company’s business cycle, and/or a catalyst for increase in the rate of the company’s earnings growth. The Fund may hold a small number of securities because the investment manager believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Select Large-Cap Value Fund | Columbia Select Large-Cap Value Fund-Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	706
3 years	rr_ExpenseExampleYear03	981
5 years	rr_ExpenseExampleYear05	1,278
10 years	rr_ExpenseExampleYear10	2,121
Columbia Select Large-Cap Value Fund | Columbia Select Large-Cap Value Fund-Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.11%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	714
3 years	rr_ExpenseExampleYear03	961
5 years	rr_ExpenseExampleYear05	1,335
10 years	rr_ExpenseExampleYear10	2,254
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	214
3 years	rr_ExpenseExampleNoRedemptionYear03	661
5 years	rr_ExpenseExampleNoRedemptionYear05	1,135
10 years	rr_ExpenseExampleNoRedemptionYear10	2,254
Columbia Select Large-Cap Value Fund | Columbia Select Large-Cap Value Fund-Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.11%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	314
3 years	rr_ExpenseExampleYear03	661
5 years	rr_ExpenseExampleYear05	1,135
10 years	rr_ExpenseExampleYear10	2,446
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	214
3 years	rr_ExpenseExampleNoRedemptionYear03	661
5 years	rr_ExpenseExampleNoRedemptionYear05	1,135
10 years	rr_ExpenseExampleNoRedemptionYear10	2,446
Columbia Select Large-Cap Value Fund | Columbia Select Large-Cap Value Fund-Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	95
3 years	rr_ExpenseExampleYear03	297
5 years	rr_ExpenseExampleYear05	516
10 years	rr_ExpenseExampleYear10	1,147
Columbia Select Large-Cap Value Fund | Columbia Select Large-Cap Value Fund-Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	164
3 years	rr_ExpenseExampleYear03	508
5 years	rr_ExpenseExampleYear05	877
10 years	rr_ExpenseExampleYear10	1,916
Columbia Select Large-Cap Value Fund | Columbia Select Large-Cap Value Fund-Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	124
3 years	rr_ExpenseExampleYear03	387
5 years	rr_ExpenseExampleYear05	671
10 years	rr_ExpenseExampleYear10	1,482
Columbia Select Large-Cap Value Fund | Columbia Select Large-Cap Value Fund-Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	537
10 years	rr_ExpenseExampleYear10	1,194
Columbia Select Large-Cap Value Fund | Columbia Select Large-Cap Value Fund-Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	138
3 years	rr_ExpenseExampleYear03	431
5 years	rr_ExpenseExampleYear05	746
10 years	rr_ExpenseExampleYear10	1,640
Columbia Select Large-Cap Value Fund | Columbia Select Large-Cap Value Fund-Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	113
3 years	rr_ExpenseExampleYear03	353
5 years	rr_ExpenseExampleYear05	612
10 years	rr_ExpenseExampleYear10	1,356
Columbia Select Smaller-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Select Smaller-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Select Smaller-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with smaller market capitalizations ( $3 billion or less) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers. The Fund may invest up to 25% of its net assets in foreign investments. The investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company’s business cycle, and/or a catalyst for increase in the rate of the company’s earnings growth. The Fund may hold a small number of securities because the investment manager believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Company Risk. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Select Smaller-Cap Value Fund | Columbia Select Smaller-Cap Value Fund-Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.71%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[22]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.33%	[22]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	703
3 years	rr_ExpenseExampleYear03	1,048
5 years	rr_ExpenseExampleYear05	1,417
10 years	rr_ExpenseExampleYear10	2,454
Columbia Select Smaller-Cap Value Fund | Columbia Select Smaller-Cap Value Fund-Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.46%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[22]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.10%	[22]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	713
3 years	rr_ExpenseExampleYear03	1,033
5 years	rr_ExpenseExampleYear05	1,479
10 years	rr_ExpenseExampleYear10	2,587
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	213
3 years	rr_ExpenseExampleNoRedemptionYear03	733
5 years	rr_ExpenseExampleNoRedemptionYear05	1,279
10 years	rr_ExpenseExampleNoRedemptionYear10	2,587
Columbia Select Smaller-Cap Value Fund | Columbia Select Smaller-Cap Value Fund-Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.46%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[22]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.09%	[22]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	312
3 years	rr_ExpenseExampleYear03	732
5 years	rr_ExpenseExampleYear05	1,278
10 years	rr_ExpenseExampleYear10	2,773
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	212
3 years	rr_ExpenseExampleNoRedemptionYear03	732
5 years	rr_ExpenseExampleNoRedemptionYear05	1,278
10 years	rr_ExpenseExampleNoRedemptionYear10	2,773
Columbia Select Smaller-Cap Value Fund | Columbia Select Smaller-Cap Value Fund-Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[22]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.88%	[22]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	343
5 years	rr_ExpenseExampleYear05	617
10 years	rr_ExpenseExampleYear10	1,400
Columbia Select Smaller-Cap Value Fund | Columbia Select Smaller-Cap Value Fund-Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.96%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[22]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.67%	[22]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	170
3 years	rr_ExpenseExampleYear03	588
5 years	rr_ExpenseExampleYear05	1,032
10 years	rr_ExpenseExampleYear10	2,267
Columbia Select Smaller-Cap Value Fund | Columbia Select Smaller-Cap Value Fund-Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.46%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[22]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.17%	[22]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	119
3 years	rr_ExpenseExampleYear03	434
5 years	rr_ExpenseExampleYear05	771
10 years	rr_ExpenseExampleYear10	1,727
Columbia Select Smaller-Cap Value Fund | Columbia Select Smaller-Cap Value Fund-Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[22]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.92%	[22]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	356
5 years	rr_ExpenseExampleYear05	638
10 years	rr_ExpenseExampleYear10	1,445
Columbia Select Smaller-Cap Value Fund | Columbia Select Smaller-Cap Value Fund-Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.46%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[22]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.17%	[22]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	119
3 years	rr_ExpenseExampleYear03	434
5 years	rr_ExpenseExampleYear05	771
10 years	rr_ExpenseExampleYear10	1,727
Columbia Seligman Communications and Information Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Seligman Communications and Information Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Seligman Communications and Information Fund (the Fund) seeks to provide shareholders with capital gain.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities of companies operating in the communications, information and related industries. Accordingly, the Fund invests in companies operating in the information technology and telecommunications sectors as well as those in the media industry. In addition, as noted above, the Fund may invest in related industries, which provides the Fund with broad investment flexibility to invest in any industry and many of the issuers in which the Fund invests are technology and technology-related companies. These technology and technology-related companies may include companies operating in any industry, including but not limited to software, hardware, health care, medical technology and technology services, such as the internet. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in securities of large companies that are well established and can be expected to grow with the market. The Fund may also invest in small-to-medium size companies that the investment manager believes provide opportunities to benefit from the rapidly changing technologies and the expansion of the communications, information and related industries. These securities generally include common stocks.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. The principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Concentration Risk. The Fund concentrates its investments in companies in the communications, information and related industries. The market prices of these stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. Therefore, the Fund may be susceptible to factors affecting these industries and the Fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. The rapid pace of change within many of these industries tends to create a more volatile operating environment than in other industries.

Sector Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Seligman Communications and Information Fund | Columbia Seligman Communications and Information Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	706
3 years	rr_ExpenseExampleYear03	983
5 years	rr_ExpenseExampleYear05	1,280
10 years	rr_ExpenseExampleYear10	2,126
Columbia Seligman Communications and Information Fund | Columbia Seligman Communications and Information Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.12%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	715
3 years	rr_ExpenseExampleYear03	963
5 years	rr_ExpenseExampleYear05	1,337
10 years	rr_ExpenseExampleYear10	2,259
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	215
3 years	rr_ExpenseExampleNoRedemptionYear03	663
5 years	rr_ExpenseExampleNoRedemptionYear05	1,137
10 years	rr_ExpenseExampleNoRedemptionYear10	2,259
Columbia Seligman Communications and Information Fund | Columbia Seligman Communications and Information Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.12%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	315
3 years	rr_ExpenseExampleYear03	663
5 years	rr_ExpenseExampleYear05	1,137
10 years	rr_ExpenseExampleYear10	2,451
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	215
3 years	rr_ExpenseExampleNoRedemptionYear03	663
5 years	rr_ExpenseExampleNoRedemptionYear05	1,137
10 years	rr_ExpenseExampleNoRedemptionYear10	2,451
Columbia Seligman Communications and Information Fund | Columbia Seligman Communications and Information Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	305
5 years	rr_ExpenseExampleYear05	529
10 years	rr_ExpenseExampleYear10	1,177
Columbia Seligman Communications and Information Fund | Columbia Seligman Communications and Information Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	164
3 years	rr_ExpenseExampleYear03	510
5 years	rr_ExpenseExampleYear05	880
10 years	rr_ExpenseExampleYear10	1,922
Columbia Seligman Communications and Information Fund | Columbia Seligman Communications and Information Fund Class R3
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R3
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R3 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	152
3 years	rr_ExpenseExampleYear03	473
5 years	rr_ExpenseExampleYear05	817
10 years	rr_ExpenseExampleYear10	1,790
Columbia Seligman Communications and Information Fund | Columbia Seligman Communications and Information Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	127
3 years	rr_ExpenseExampleYear03	395
5 years	rr_ExpenseExampleYear05	685
10 years	rr_ExpenseExampleYear10	1,511
Columbia Seligman Communications and Information Fund | Columbia Seligman Communications and Information Fund Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	317
5 years	rr_ExpenseExampleYear05	551
10 years	rr_ExpenseExampleYear10	1,223
Columbia Seligman Communications and Information Fund | Columbia Seligman Communications and Information Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	114
3 years	rr_ExpenseExampleYear03	356
5 years	rr_ExpenseExampleYear05	618
10 years	rr_ExpenseExampleYear10	1,368
Columbia Seligman Global Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Seligman Global Technology Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Seligman Global Technology Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund generally invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. For these purposes, technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in companies domiciled in any country which the investment manager believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size, and the Fund may invest in these companies as well.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Sector Risk. The Fund may invest significantly in securities of companies primarily engaged in the technology, media or telecommunications sectors. This may result in greater fluctuations in value than would be the case for a fund invested in a wider variety of industries.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Technology and Technology-Related Investment Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Seligman Global Technology Fund | Columbia Seligman Global Technology Fund - Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.66%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	734
3 years	rr_ExpenseExampleYear03	1,069
5 years	rr_ExpenseExampleYear05	1,426
10 years	rr_ExpenseExampleYear10	2,432
Columbia Seligman Global Technology Fund | Columbia Seligman Global Technology Fund - Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.41%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	744
3 years	rr_ExpenseExampleYear03	1,052
5 years	rr_ExpenseExampleYear05	1,486
10 years	rr_ExpenseExampleYear10	2,564
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	244
3 years	rr_ExpenseExampleNoRedemptionYear03	752
5 years	rr_ExpenseExampleNoRedemptionYear05	1,286
10 years	rr_ExpenseExampleNoRedemptionYear10	2,564
Columbia Seligman Global Technology Fund | Columbia Seligman Global Technology Fund - Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.41%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	344
3 years	rr_ExpenseExampleYear03	752
5 years	rr_ExpenseExampleYear05	1,286
10 years	rr_ExpenseExampleYear10	2,751
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	244
3 years	rr_ExpenseExampleNoRedemptionYear03	752
5 years	rr_ExpenseExampleNoRedemptionYear05	1,286
10 years	rr_ExpenseExampleNoRedemptionYear10	2,751
Columbia Seligman Global Technology Fund | Columbia Seligman Global Technology Fund - Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	119
3 years	rr_ExpenseExampleYear03	372
5 years	rr_ExpenseExampleYear05	645
10 years	rr_ExpenseExampleYear10	1,425
Columbia Seligman Global Technology Fund | Columbia Seligman Global Technology Fund - Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	194
3 years	rr_ExpenseExampleYear03	600
5 years	rr_ExpenseExampleYear05	1,033
10 years	rr_ExpenseExampleYear10	2,238
Columbia Seligman Global Technology Fund | Columbia Seligman Global Technology Fund - Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	150
3 years	rr_ExpenseExampleYear03	465
5 years	rr_ExpenseExampleYear05	804
10 years	rr_ExpenseExampleYear10	1,762
Columbia Seligman Global Technology Fund | Columbia Seligman Global Technology Fund - Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	124
3 years	rr_ExpenseExampleYear03	387
5 years	rr_ExpenseExampleYear05	671
10 years	rr_ExpenseExampleYear10	1,482
Columbia Seligman Global Technology Fund | Columbia Seligman Global Technology Fund - Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	144
3 years	rr_ExpenseExampleYear03	447
5 years	rr_ExpenseExampleYear05	772
10 years	rr_ExpenseExampleYear10	1,696
Columbia Strategic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Strategic Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Strategic Allocation Fund (the Fund) seeks to provide shareholders maximum total return through a combination of growth of capital and current income.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund's Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's assets primarily are allocated among nine different investment categories. The fixed income investment categories include: U.S. investment grade bonds, international bonds, emerging market bonds, U.S. high yield bonds and cash or cash equivalents. The equity investment categories currently include: emerging markets equities, international developed market equities, U.S. mid and small cap equities and U.S. large cap equities. These equity securities generally include common stocks.

Columbia Management Investment Advisers, LLC (the investment manager) uses proprietary, quantitative models to determine the portion of the Fund's assets to be invested in each asset class. These models take into account various measures of the mean reversion (the tendency for an asset class or an investment category to return to its long-term historical average) and momentum (the tendency of an asset class or an investment category with good recent performance to continue that trend) of different asset classes. Prior to making an asset allocation change, the investment manager performs a qualitative review of the models' recommendations. Typically, tactical asset allocation changes will be made monthly to refine the Fund's positioning. Tactical allocation is an active management portfolio strategy that reoptimizes (rebalances) the percentage of assets held in each asset class in an effort to take advantage of forecasted relative asset class returns.

The Fund may invest up to 50% of its net assets in foreign investments, which may include emerging markets, and up to 15% of its total assets in below investment-grade debt securities (junk bonds).

The day-to-day allocation of investments will remain within the ranges selected by the investment manager. As of the end of the most recent fiscal year, the ranges selected by the investment manager are:

Asset Class	Investment Category	Range

U.S. equity securities	U.S. mid and small cap equities	25-75%
U.S. large cap equities
U.S. and foreign debt securities	U.S. investment grade bonds	10-50%
International bonds
Emerging markets bonds
U.S. high yield bonds
Foreign equity securities	Emerging markets equities	0-50%
International developed market equities
Cash	Cash and cash equivalents	0-30%

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

The investment manager may use derivatives such as forward foreign currency contracts in an effort to produce incremental earnings or to hedge existing positions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk - Forward Foreign Currency Contracts. The Fund may enter into forward foreign contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund's hedging strategy may be unable to achieve its objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund's forward foreign currency contracts may limit the Fund's investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund's investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Strategic Allocation Fund | Columbia Strategic Allocation Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	920
5 years	rr_ExpenseExampleYear05	1,172
10 years	rr_ExpenseExampleYear10	1,897
Columbia Strategic Allocation Fund | Columbia Strategic Allocation Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.90%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	693
3 years	rr_ExpenseExampleYear03	897
5 years	rr_ExpenseExampleYear05	1,227
10 years	rr_ExpenseExampleYear10	2,031
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	597
5 years	rr_ExpenseExampleNoRedemptionYear05	1,027
10 years	rr_ExpenseExampleNoRedemptionYear10	2,031
Columbia Strategic Allocation Fund | Columbia Strategic Allocation Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.90%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	597
5 years	rr_ExpenseExampleYear05	1,027
10 years	rr_ExpenseExampleYear10	2,227
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	597
5 years	rr_ExpenseExampleNoRedemptionYear05	1,027
10 years	rr_ExpenseExampleNoRedemptionYear10	2,227
Columbia Strategic Allocation Fund | Columbia Strategic Allocation Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	73
3 years	rr_ExpenseExampleYear03	227
5 years	rr_ExpenseExampleYear05	396
10 years	rr_ExpenseExampleYear10	886
Columbia Strategic Allocation Fund | Columbia Strategic Allocation Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	443
5 years	rr_ExpenseExampleYear05	767
10 years	rr_ExpenseExampleYear10	1,685
Columbia Strategic Allocation Fund | Columbia Strategic Allocation Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.43%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	103
3 years	rr_ExpenseExampleYear03	322
5 years	rr_ExpenseExampleYear05	559
10 years	rr_ExpenseExampleYear10	1,241
Columbia Strategic Allocation Fund | Columbia Strategic Allocation Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	499
10 years	rr_ExpenseExampleYear10	1,112
Columbia U.S. Government Mortgage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia U.S. Government Mortgage Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia U.S. Government Mortgage Fund (the Fund) seeks to provide shareholders with current income as its primary objective and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	as its secondary objective, preservation of capital.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s assets primarily are invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. This includes, but is not limited to Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the United States; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

In pursuit of the Fund’s objectives, the Fund’s investment manager (Columbia Management Investment Advisers, LLC) chooses investments by reviewing the relative value within the U.S. Government mortgage sector, the interest rate outlook and the yield curve.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether the interest rate or economic outlook changes, the security is overvalued relative to alternative investments, a more attractive opportunity exists and/or the issuer or the security continues to meet the other standards described above.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers (or Subadvisers) may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia U.S. Government Mortgage Fund | Columbia U.S. Government Mortgage Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[23]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.89%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	562
3 years	rr_ExpenseExampleYear03	782
5 years	rr_ExpenseExampleYear05	1,021
10 years	rr_ExpenseExampleYear10	1,708
Columbia U.S. Government Mortgage Fund | Columbia U.S. Government Mortgage Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.82%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[23]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.65%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	668
3 years	rr_ExpenseExampleYear03	856
5 years	rr_ExpenseExampleYear05	1,170
10 years	rr_ExpenseExampleYear10	1,931
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	168
3 years	rr_ExpenseExampleNoRedemptionYear03	556
5 years	rr_ExpenseExampleNoRedemptionYear05	970
10 years	rr_ExpenseExampleNoRedemptionYear10	1,931
Columbia U.S. Government Mortgage Fund | Columbia U.S. Government Mortgage Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.82%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[23]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.64%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	267
3 years	rr_ExpenseExampleYear03	555
5 years	rr_ExpenseExampleYear05	969
10 years	rr_ExpenseExampleYear10	2,128
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	167
3 years	rr_ExpenseExampleNoRedemptionYear03	555
5 years	rr_ExpenseExampleNoRedemptionYear05	969
10 years	rr_ExpenseExampleNoRedemptionYear10	2,128
Columbia U.S. Government Mortgage Fund | Columbia U.S. Government Mortgage Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[23]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.48%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	49
3 years	rr_ExpenseExampleYear03	185
5 years	rr_ExpenseExampleYear05	333
10 years	rr_ExpenseExampleYear10	764
Columbia U.S. Government Mortgage Fund | Columbia U.S. Government Mortgage Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[23]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.78%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	80
3 years	rr_ExpenseExampleYear03	282
5 years	rr_ExpenseExampleYear05	501
10 years	rr_ExpenseExampleYear10	1,134
Columbia U.S. Government Mortgage Fund | Columbia U.S. Government Mortgage Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[23]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.68%	[23]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	69
3 years	rr_ExpenseExampleYear03	248
5 years	rr_ExpenseExampleYear05	442
10 years	rr_ExpenseExampleYear10	1,005
Columbia Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Columbia Income Builder Fund (Income Builder Fund or the Fund) seeks to provide shareholders with a high level of current income and growth of capital.

Investments are made through investments in underlying funds.

FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges - Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing different assets classes, potentially including an allocation to an alternative investment strategy fund. Under normal market conditions, the Fund intends to invest in each asset class within the following target allocation ranges:

Asset Class
(Target AllocationRanges-Under Normal Market Conditions)*

Alternative
	Equity	Fixed Income	Cash	Investment Strategy
Income Builder Fund	10-30%	55-85%	0-15%	0-5%

* Market Appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.

The investment manager, Columbia Management Investment Advisers, LLC, will allocate the Fund’s assets within and across different asset classes through investments in underlying funds, potentially including an allocation to an alternative investment strategy fund, in an effort to achieve the Fund’s objective. Typically, asset allocation changes will be made monthly to refine the Fund’s positioning, but may be made more or less frequently depending upon then-current allocations. In pursuit of the Fund’s objective, the investment manager chooses investments by:

• Evaluating the Fund’s total exposure to sectors, industries, issuers and securities relative to the Fund’s indices;

• Analyzing factors such as credit quality, interest rate outlook and price; and

• Targeting certain underlying funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

The investment manager relies on various qualitative and quantitative inputs to tactically allocate the Fund’s assets across the different asset classes and investment categories.

Investment Category Allocation. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Fund, seeking to achieve the Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints are intended to promote diversification within asset classes, and the investment manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment processes, and certain general risks based on its “fund of funds” structure. These are identified below.

Active Management Risk. Although the Funds is managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, each Fund’s performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decision that are suited to achieving the Fund’s investment objectives.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. In addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds-Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Income Builder Fund | Columbia Income Builder Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	575
3 years	rr_ExpenseExampleYear03	787
5 years	rr_ExpenseExampleYear05	1,017
10 years	rr_ExpenseExampleYear10	1,679
Columbia Income Builder Fund | Columbia Income Builder Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.78%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	681
3 years	rr_ExpenseExampleYear03	961
5 years	rr_ExpenseExampleYear05	1,165
10 years	rr_ExpenseExampleYear10	1,901
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	181
3 years	rr_ExpenseExampleNoRedemptionYear03	561
5 years	rr_ExpenseExampleNoRedemptionYear05	965
10 years	rr_ExpenseExampleNoRedemptionYear10	1,901
Columbia Income Builder Fund | Columbia Income Builder Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.78%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	281
3 years	rr_ExpenseExampleYear03	561
5 years	rr_ExpenseExampleYear05	965
10 years	rr_ExpenseExampleYear10	2,100
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	181
3 years	rr_ExpenseExampleNoRedemptionYear03	561
5 years	rr_ExpenseExampleNoRedemptionYear05	965
10 years	rr_ExpenseExampleNoRedemptionYear10	2,100
Columbia Income Builder Fund | Columbia Income Builder Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	130
3 years	rr_ExpenseExampleYear03	406
5 years	rr_ExpenseExampleYear05	703
10 years	rr_ExpenseExampleYear10	1,550
Columbia Income Builder Fund | Columbia Income Builder Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	316
5 years	rr_ExpenseExampleYear05	548
10 years	rr_ExpenseExampleYear10	1,218
Columbia Income Builder Fund | Columbia Income Builder Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed
1 year	rr_ExpenseExampleYear01	80
3 years	rr_ExpenseExampleYear03	249
5 years	rr_ExpenseExampleYear05	434
10 years	rr_ExpenseExampleYear10	970
Columbia Portfolio Builder Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Conservative Fund (Conservative Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a level of total return that is consistent with a conservative level of risk.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds with varying interest rates, terms, duration, and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Conservative Fund	15-25%	65-75%	5-15%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds - Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Portfolio Builder Conservative Fund | Columbia Portfolio Builder Conservative Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	576
3 years	rr_ExpenseExampleYear03	790
5 years	rr_ExpenseExampleYear05	1,023
10 years	rr_ExpenseExampleYear10	1,690
Columbia Portfolio Builder Conservative Fund | Columbia Portfolio Builder Conservative Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.79%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	682
3 years	rr_ExpenseExampleYear03	964
5 years	rr_ExpenseExampleYear05	1,171
10 years	rr_ExpenseExampleYear10	1,912
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	182
3 years	rr_ExpenseExampleNoRedemptionYear03	564
5 years	rr_ExpenseExampleNoRedemptionYear05	971
10 years	rr_ExpenseExampleNoRedemptionYear10	1,912
Columbia Portfolio Builder Conservative Fund | Columbia Portfolio Builder Conservative Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.79%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	282
3 years	rr_ExpenseExampleYear03	564
5 years	rr_ExpenseExampleYear05	971
10 years	rr_ExpenseExampleYear10	2,110
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	182
3 years	rr_ExpenseExampleNoRedemptionYear03	564
5 years	rr_ExpenseExampleNoRedemptionYear05	971
10 years	rr_ExpenseExampleNoRedemptionYear10	2,110
Columbia Portfolio Builder Conservative Fund | Columbia Portfolio Builder Conservative Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	131
3 years	rr_ExpenseExampleYear03	409
5 years	rr_ExpenseExampleYear05	709
10 years	rr_ExpenseExampleYear10	1,561
Columbia Portfolio Builder Conservative Fund | Columbia Portfolio Builder Conservative Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.38%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	532
10 years	rr_ExpenseExampleYear10	1,183
Columbia Portfolio Builder Conservative Fund | Columbia Portfolio Builder Conservative Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	81
3 years	rr_ExpenseExampleYear03	253
5 years	rr_ExpenseExampleYear05	440
10 years	rr_ExpenseExampleYear10	982
Columbia Portfolio Builder Moderate Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Moderate Conservative Fund (Moderate Conservative Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a level of total return that is consistent with a moderate conservative level of risk.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and also invests a moderate amount in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Consevative Fund	30-40%	55-65%	0-10%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Portfolio Builder Moderate Conservative Fund | Columbia Portfolio Builder Moderate Conservative Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	579
3 years	rr_ExpenseExampleYear03	799
5 years	rr_ExpenseExampleYear05	1,038
10 years	rr_ExpenseExampleYear10	1,723
Columbia Portfolio Builder Moderate Conservative Fund | Columbia Portfolio Builder Moderate Conservative Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.82%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	973
5 years	rr_ExpenseExampleYear05	1,186
10 years	rr_ExpenseExampleYear10	1,945
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	185
3 years	rr_ExpenseExampleNoRedemptionYear03	573
5 years	rr_ExpenseExampleNoRedemptionYear05	986
10 years	rr_ExpenseExampleNoRedemptionYear10	1,945
Columbia Portfolio Builder Moderate Conservative Fund | Columbia Portfolio Builder Moderate Conservative Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.82%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	285
3 years	rr_ExpenseExampleYear03	573
5 years	rr_ExpenseExampleYear05	986
10 years	rr_ExpenseExampleYear10	2,142
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	185
3 years	rr_ExpenseExampleNoRedemptionYear03	573
5 years	rr_ExpenseExampleNoRedemptionYear05	986
10 years	rr_ExpenseExampleNoRedemptionYear10	2,142
Columbia Portfolio Builder Moderate Conservative Fund | Columbia Portfolio Builder Moderate Conservative Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	134
3 years	rr_ExpenseExampleYear03	419
5 years	rr_ExpenseExampleYear05	724
10 years	rr_ExpenseExampleYear10	1,595
Columbia Portfolio Builder Moderate Conservative Fund | Columbia Portfolio Builder Moderate Conservative Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.36%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	316
5 years	rr_ExpenseExampleYear05	548
10 years	rr_ExpenseExampleYear10	1,218
Columbia Portfolio Builder Moderate Conservative Fund | Columbia Portfolio Builder Moderate Conservative Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	456
10 years	rr_ExpenseExampleYear10	1,018
Columbia Portfolio Builder Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Moderate Fund (Moderate Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a level of total return that is consistent with a moderate level of risk.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests in a balance of underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Fund	45-55%	45-55%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Fund intends to invest its assets in a balance of equity and fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Portfolio Builder Moderate Fund | Columbia Portfolio Builder Moderate Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	683
3 years	rr_ExpenseExampleYear03	911
5 years	rr_ExpenseExampleYear05	1,157
10 years	rr_ExpenseExampleYear10	1,864
Columbia Portfolio Builder Moderate Fund | Columbia Portfolio Builder Moderate Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	690
3 years	rr_ExpenseExampleYear03	988
5 years	rr_ExpenseExampleYear05	1,212
10 years	rr_ExpenseExampleYear10	1,999
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	190
3 years	rr_ExpenseExampleNoRedemptionYear03	588
5 years	rr_ExpenseExampleNoRedemptionYear05	1,012
10 years	rr_ExpenseExampleNoRedemptionYear10	1,999
Columbia Portfolio Builder Moderate Fund | Columbia Portfolio Builder Moderate Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	290
3 years	rr_ExpenseExampleYear03	588
5 years	rr_ExpenseExampleYear05	1,012
10 years	rr_ExpenseExampleYear10	2,195
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	190
3 years	rr_ExpenseExampleNoRedemptionYear03	588
5 years	rr_ExpenseExampleNoRedemptionYear05	1,012
10 years	rr_ExpenseExampleNoRedemptionYear10	2,195
Columbia Portfolio Builder Moderate Fund | Columbia Portfolio Builder Moderate Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	139
3 years	rr_ExpenseExampleYear03	434
5 years	rr_ExpenseExampleYear05	751
10 years	rr_ExpenseExampleYear10	1,651
Columbia Portfolio Builder Moderate Fund | Columbia Portfolio Builder Moderate Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	104
3 years	rr_ExpenseExampleYear03	325
5 years	rr_ExpenseExampleYear05	564
10 years	rr_ExpenseExampleYear10	1,252
Columbia Portfolio Builder Moderate Fund | Columbia Portfolio Builder Moderate Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	483
10 years	rr_ExpenseExampleYear10	1,077
Columbia Portfolio Builder Moderate Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Moderate Aggressive Fund (Moderate Aggressive Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a level of total return that is consistent with a moderate aggressive level of risk.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a moderate amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Aggressive Fund	60-70%	30-40%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Issuer Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Portfolio Builder Moderate Aggressive Fund | Columbia Portfolio Builder Moderate Aggressive Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	689
3 years	rr_ExpenseExampleYear03	931
5 years	rr_ExpenseExampleYear05	1,193
10 years	rr_ExpenseExampleYear10	1,940
Columbia Portfolio Builder Moderate Aggressive Fund | Columbia Portfolio Builder Moderate Aggressive Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.94%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	697
3 years	rr_ExpenseExampleYear03	1,009
5 years	rr_ExpenseExampleYear05	1,248
10 years	rr_ExpenseExampleYear10	2,074
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	197
3 years	rr_ExpenseExampleNoRedemptionYear03	609
5 years	rr_ExpenseExampleNoRedemptionYear05	1,048
10 years	rr_ExpenseExampleNoRedemptionYear10	2,074
Columbia Portfolio Builder Moderate Aggressive Fund | Columbia Portfolio Builder Moderate Aggressive Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.94%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	297
3 years	rr_ExpenseExampleYear03	609
5 years	rr_ExpenseExampleYear05	1,048
10 years	rr_ExpenseExampleYear10	2,269
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	197
3 years	rr_ExpenseExampleNoRedemptionYear03	609
5 years	rr_ExpenseExampleNoRedemptionYear05	1,048
10 years	rr_ExpenseExampleNoRedemptionYear10	2,269
Columbia Portfolio Builder Moderate Aggressive Fund | Columbia Portfolio Builder Moderate Aggressive Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	147
3 years	rr_ExpenseExampleYear03	456
5 years	rr_ExpenseExampleYear05	788
10 years	rr_ExpenseExampleYear10	1,729
Columbia Portfolio Builder Moderate Aggressive Fund | Columbia Portfolio Builder Moderate Aggressive Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	106
3 years	rr_ExpenseExampleYear03	331
5 years	rr_ExpenseExampleYear05	575
10 years	rr_ExpenseExampleYear10	1,276
Columbia Portfolio Builder Moderate Aggressive Fund | Columbia Portfolio Builder Moderate Aggressive Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%	[24]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	96
3 years	rr_ExpenseExampleYear03	300
5 years	rr_ExpenseExampleYear05	521
10 years	rr_ExpenseExampleYear10	1,159
Columbia Portfolio Builder Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Aggressive Fund (Aggressive Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a level of total return that is consistent with an aggressive level of risk.
FEES AND EXPENSES OF THE FUND	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	rst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Aggressive Fund	75-85%	15-25%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Portfolio Builder Aggressive Fund | Columbia Portfolio Builder Aggressive Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	695
3 years	rr_ExpenseExampleYear03	949
5 years	rr_ExpenseExampleYear05	1,223
10 years	rr_ExpenseExampleYear10	2,004
Columbia Portfolio Builder Aggressive Fund | Columbia Portfolio Builder Aggressive Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.00%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	703
3 years	rr_ExpenseExampleYear03	1,028
5 years	rr_ExpenseExampleYear05	1,279
10 years	rr_ExpenseExampleYear10	2,138
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	203
3 years	rr_ExpenseExampleNoRedemptionYear03	628
5 years	rr_ExpenseExampleNoRedemptionYear05	1,079
10 years	rr_ExpenseExampleNoRedemptionYear10	2,138
Columbia Portfolio Builder Aggressive Fund | Columbia Portfolio Builder Aggressive Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.00%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	303
3 years	rr_ExpenseExampleYear03	628
5 years	rr_ExpenseExampleYear05	1,079
10 years	rr_ExpenseExampleYear10	2,332
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	203
3 years	rr_ExpenseExampleNoRedemptionYear03	628
5 years	rr_ExpenseExampleNoRedemptionYear05	1,079
10 years	rr_ExpenseExampleNoRedemptionYear10	2,332
Columbia Portfolio Builder Aggressive Fund | Columbia Portfolio Builder Aggressive Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	153
3 years	rr_ExpenseExampleYear03	474
5 years	rr_ExpenseExampleYear05	819
10 years	rr_ExpenseExampleYear10	1,796
Columbia Portfolio Builder Aggressive Fund | Columbia Portfolio Builder Aggressive Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.36%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	607
10 years	rr_ExpenseExampleYear10	1,345
Columbia Portfolio Builder Aggressive Fund | Columbia Portfolio Builder Aggressive Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	319
5 years	rr_ExpenseExampleYear05	553
10 years	rr_ExpenseExampleYear10	1,229

[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Jan. 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.01% interest rate and fee expenses related to the Fund's participation in certain inverse floater programs and excluding acquired fund fees and expenses, if any) will not exceed 0.79% for Class A, 1.54% for Class B, 1.54% for Class C and 0.54% for Class Z.
[2]	The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. See "Fund Management and Compensation" for more information.
[3]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.50% for Class A, 2.25% for Class C, 1.10% for Class I, 1.75% for Class R, 1.15% for Class R5 and 1.25% for Class Z.
[4]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Oct. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.84% for Class A, 1.59% for Class B, 1.59% for Class C, 0.49% for Class I, 1.09% for Class R, 1.04% for Class R3, 0.79% for Class R4, 0.54% for Class R5, 0.84% for Class W and 0.59% for Class Z.
[5]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.28% for Class A, 2.03% for Class B, 2.03% for Class C, 0.83% for Class I, 1.13% for Class R4, 1.28% for Class W and 1.03% for Class Z.
[6]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.85% for Class A, 2.60% for Class B, 2.60% for Class C, 1.41% for Class I, 2.10% for Class R, 1.71% for Class R4, 1.46% for Class R5, 1.85% for Class W and 1.60% for Class Z.
[7]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.53% for Class A, 2.28% for Class B, 2.28% for Class C, 1.08% for Class I, 1.38% for Class R4, and 1.28% for Class Z.
[8]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.08% for Class A, 1.83% for Class B, 1.83% for Class C, 0.74% for Class I, 1.33% for Class R, 1.04% for Class R4, 0.79% for Class R5, 1.08% for Class W and 0.83% for Class Z.
[9]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.47% for Class A, 2.22% for Class B, 2.22% for Class C, 1.02% for Class I, 1.42% for Class R, 1.32% for Class R4, 1.07% for Class R5 and 1.22% for Class Z.
[10]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.21% for Class A, 1.96% for Class B, 1.96% for Class C, 0.76% for Class I, 1.46% for Class R, 1.06% for Class R4, 1.21% for Class W and 0.96% for Class Z.
[11]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.36% for Class A, 2.11% for Class B, 2.11% for Class C, 0.91% for Class I, 1.61% for Class R, 1.21% for Class R4, 0.96% for Class R5, 1.36% for Class W and 1.11% for Class Z.
[12]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.55% for Class A, 2.30% for Class B, 2.30% for Class C, 1.18% for Class I, 1.80% for Class R, 1.48% for Class R4 and 1.30% for Class Z.
[13]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Feb. 29, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.66% for Class A, 1.32% for Class B, 1.31% for Class C, 0.98% for Class R, 0.48% for Class R5 and 0.56% for Class Z.
[14]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until July 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.07% for Class A, 1.83% for Class B, 1.83% for Class C, 0.70% for Class I, 1.50% for Class R, 1.25% for Class R3, 1.00% for Class R4, 0.75% for Class R5, 1.15% for Class W and 0.87% for Class Z.
[15]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.85% for Class A, 1.60% for Class B, 1.60% for Class C, 0.44% for Class I, 1.10% for Class R, 0.74% for Class R4, 0.85% for Class W and 0.60% for Class Z.
[16]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.07% for Class A, 1.82% for Class B, 1.82% for Class C, 0.64% for Class I, 1.32% for Class R, 0.94% for Class R4, 0.69% for Class R5, 1.07% for Class W and 0.82% for Class Z.
[17]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.86% for Class A, 1.61% for Class B, 1.61% for Class C, 0.52% for Class I, 0.82% for Class R4, 0.86% for Class W and 0.61% for Class Z.
[18]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Jan. 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.28% for Class A, 2.03% for Class B, 2.03% for Class C, 0.84% for Class I, 1.53% for Class R, 1.39% for Class R3, 1.14% for Class R4 and 1.03% for Class Z.
[19]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Oct. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.79% for Class A, 1.54% for Class B, 1.54% for Class C and 0.54% for Class Z.
[20]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.62% for Class A, 1.27% for Class B, 1.27% for Class C, 0.32% for Class I, 0.77% for Class R, 0.37% for Class R5, 0.62% for Class W and 0.52% for Class Z.
[21]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until July 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.50% for Class A, 2.27% for Class B, 2.26% for Class C, 1.05% for Class I, 1.85% for Class R, 1.60% for Class R3, 1.35% for Class R4, 1.10% for Class R5 and 1.30% for Class Z.
[22]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until March 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.33% for Class A, 2.10% for Class B, 2.09% for Class C, 0.88% for Class I, 1.68% for Class R, 1.18% for Class R4, 0.93% for Class R5 and 1.20% for Class Z.
[23]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until July 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.89% for Class A, 1.65% for Class B, 1.64% for Class C, 0.48% for Class I, 0.78% for Class R4 and 0.69% for Class Z.
[24]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until March 31, 2011 for Class A, Class B, Class C and Class R4 and September 30, 2011 for Class R and Class Z, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.51% for Class A, 1.27% for Class B, 1.26% for Class C, 0.76% for Class R, 0.44% for Class R4 and 0.26% for Class Z.